                     GE Life & Annuity Separate Account III
                               Prospectus For The
                Flexible Premium Variable Life Insurance Policy
                             Policy Form P1097 1/87

                                   issued by:
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium variable life insurance policy offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection and premium flexibility.

We provide a death benefit under the Policy. The amount of this benefit will equal the greater of (l) the Specified Amount, or (2) the Cash Value multiplied by the applicable corridor percentage. We guarantee that your death benefit will at least equal the Specified Amount so long as your Policy is in force.

Investments (premium payments) may accumulate Cash Value on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payments in Investment Subdivisions of Separate Account III. Each Investment Subdivision invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:
  Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund (formerly known as Value Equity Fund), Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund.

Goldman Sachs Variable Insurance Trust (VIT):
  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund (formerly known as Mid Cap Equity Fund)

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

PBHG Insurance Series Fund, Inc.:
  PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio

Salomon Brothers Variable Series Fund Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available in all states or in all markets.

You bear the investment risk if you allocate your premium payments to Separate Account III.

If you choose our fixed option, your premium payments will grow at the rate of at least 4%. We take the investment risk of premium payments allocated to the Guarantee Account.

Your Policy provides for a Surrender Value. Your Surrender Value will depend upon your Cash Value.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with the Policy might not be to your advantage.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

This Prospectus contains information about Separate Account III that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

  The date of this Prospectus is May 1, 2000.

Table of Contents

Definitions.................................................................   6
Policy Summary..............................................................   8
Portfolio Annual Expense Table..............................................  12
 Portfolio Annual Expenses..................................................  12
 Other Policies.............................................................  14
Risk Summary................................................................  15
GE Life and Annuity Assurance Company.......................................  17
 State Regulation...........................................................  17
Separate Account III........................................................  18
 Changes to Separate Account III............................................  18
The Portfolios..............................................................  20
 Investment Subdivisions....................................................  20
 Your Right to Vote Portfolio Shares........................................  29
The Guarantee Account.......................................................  30
Charges And Deductions......................................................  31
 Charges Attributable to Premium Payments...................................  31
 Mortality and Expense Risk Charge..........................................  32
 Administrative Expense Charge..............................................  32
 Cost of Insurance..........................................................  32
 Surrender Charge...........................................................  34
 Partial Withdrawal Processing Fee..........................................  34
 Transfer Charge............................................................  34
 Other Charges..............................................................  35
 Reduction of Charges for Group Sales.......................................  35
The Policy..................................................................  36
 Applying for a Policy......................................................  36
 Owner......................................................................  36
 Beneficiary................................................................  36
 Changing the Beneficiary...................................................  37
 Canceling a Policy.........................................................  37
Premiums....................................................................  38
 General....................................................................  38
 Initial Premium............................................................  38
 Planned Premium............................................................  38
 Preferred Funding Risk Class...............................................  39
 Tax Free Exchanges (1035 Exchanges)........................................  39
 Additional Premium Payments................................................  39
 Repayment of Outstanding Policy Debt.......................................  40
 Allocating Premiums........................................................  40

How Your Cash Value Varies..................................................  42
 Cash Value.................................................................  42
 Surrender Value............................................................  42
 Investment Subdivision Values..............................................  42
 Unit Values................................................................  42
 Net Investment Factor......................................................  43
Transfers...................................................................  44
 General....................................................................  44
 Dollar-Cost Averaging......................................................  44
 Portfolio Rebalancing......................................................  46
 Transfers by Third Parties.................................................  46
Death Benefits..............................................................  47
 Amount of Death Benefit Payable............................................  47
 Changing the Specified Amount..............................................  47
Surrenders and Partial Withdrawals..........................................  49
 Surrenders.................................................................  49
 Partial Withdrawals........................................................  49
 Effect of Partial Withdrawals on Cash Value and Death Benefit Proceeds.....  49
Loans.......................................................................  50
 General....................................................................  50
 Interest Rate Credited.....................................................  50
 Interest Rate Charged......................................................  50
 Repayment of Policy Debt...................................................  51
 Effect of Policy Loans.....................................................  51
Termination.................................................................  52
 Premium to Prevent Termination.............................................  52
 Your Policy will Remain in Effect During the Grace Period..................  52
 Reinstatement..............................................................  52
Payments And Telephone Transactions.........................................  53
 Requesting Payments........................................................  53
 Telephone Transactions.....................................................  53
Tax Considerations..........................................................  54
 Federal Tax Matters........................................................  54
 Introduction...............................................................  54
 Tax Status of the Policy...................................................  54
 Tax Treatment of Policies -- General.......................................  55
 Tax Treatment of Modified Endowment Contracts..............................  55
 Tax Treatment of Policies That Are Not MECs................................  56
 Other Tax Rules Applicable to the Policies.................................  57
 Income Tax Withholding.....................................................  57

 Taxation Status of the Company.............................................  58
 Changes in the Law and Other Considerations................................  58
Other Policy Information....................................................  59
 Exchange Privilege.........................................................  59
 Benefits at Maturity.......................................................  59
 Optional Payment Plans.....................................................  59
 Dividends..................................................................  60
 Incontestability...........................................................  60
 Suicide Exclusion..........................................................  60
 Misstatement of Age or Sex.................................................  60
 Written Notice.............................................................  61
 Trustee....................................................................  61
 Other Changes..............................................................  61
 Reports....................................................................  61
 Change of Owner............................................................  62
 Using the Policy as Collateral.............................................  62
 Reinsurance................................................................  62
 Legal Proceedings..........................................................  62
Additional Information......................................................  63
 Sale of the Policies.......................................................  63
 Legal Matters..............................................................  63
 Experts....................................................................  63
 Actuarial Matters..........................................................  64
 Financial Statements.......................................................  64
 Executive Officers and Directors...........................................  65
 Other Information..........................................................  66
Hypothetical Illustrations..................................................  67

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Definitions


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Age -- The age on the Insured's birthday nearest the Policy Date or a Policy Anniversary.

Attained Age -- The Insured's Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the death benefit payable at the death of the Insured.

Business Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that the Investment Subdivision's corresponding Fund does not value its shares.

Cash Value -- The total amount under the Policy in each Investment Subdivision, Guarantee Account and the General Account.

Fund -- Any open-end management investment company or unit investment trust in which Separate Account III invests.

GE Life & Annuity -- GE Life and Annuity Assurance Company.

General Account -- Assets of GE Life & Annuity other than those allocated to Separate Account III or any of our other separate accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Separate Account III.

Home Office -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230, 1-804-281-6000.

Initial Investment Period -- The period that commences on the date that coverage begins under the Policy and ends on the date of receipt at the Home Office of the Policy Delivery and Acceptance Letter, signed and dated by the Owner, indicating that the Owner received and accepted the Policy, or if the Policy is not accepted, when amounts due are refunded, whichever is applicable.

Insured -- The person upon whose life we issue the Policy.

Investment Subdivision -- A subdivision of Separate Account III, the assets of which invest exclusively in a corresponding portfolio of a Fund. Not all Investment Subdivisions may be available in all states or markets.

Monthly Anniversary Day -- The same day in each month as the Policy Date.

Optional Payment Plan -- A plan under which any part of life insurance proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner -- The Owner of the Policy. "You" or "your" refers to the Owner. You may also name Contingent Owners.

Policy -- The Policy with any attached application(s), any riders, and endorsements.

Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th or 31st of a month, the Policy Date will be the 28th.

Policy Debt -- The amount of outstanding loans plus accrued interest.

Policy Month -- A one-month period beginning on a Monthly Anniversary Day and ending on the day immediately preceding the next Monthly Anniversary Day.

Proceeds -- The amount payable upon surrender of the Policy or the death of the Insured. We will reduce your Proceeds by outstanding Policy Debt and any due and unpaid monthly deductions to determine the death benefit payable under the Policy.

Separate Account III -- GE Life & Annuity Separate Account III, the segregated asset account of GE Life & Annuity to which you allocate premiums.

Specified Amount -- An amount we use in determining the insurance coverage on an Insured's life.

Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to Cash Value less Policy Debt and less any applicable surrender charge.

Unit Value -- A unit of measure we use to calculate the Cash Value for each Investment Subdivision.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Business Day and continues to the end of the next Business Day.

Policy Summary(/1/)



PREMIUMS

 . You select a premium payment plan. Your initial premium and the amount of any planned premium will be shown in your Policy's data pages. The minimum first year planned premium is $5,000. See Premiums.

 . Premium amounts depend on the Insured's Age, sex (where applicable), risk class, and Specified Amount selected. See Premiums.

 . You may make additional premium payments, within limits. See Premiums.

 . Under certain circumstances, you may have to pay extra premiums to prevent termination. See Premium to Prevent Termination.

ALLOCATION OF PREMIUMS

 . You allocate your premiums among up to seven of the Investment Subdivisions of Separate Account III at any given time. You may also allocate premiums to the Guarantee Account. Allocations to the Guarantee Account count as one of the seven allocations we permit under the Policy. Until l) the date we approve the application, 2) the date we receive all necessary forms (including any subsequent amendments to your application), and 3) the date we receive the entire initial premium, we will place any premiums you pay in a non-interest bearing account. We will then allocate any portion of your initial premium designated for the Guarantee Account to the Guarantee Account and any portion of your initial premium designated for the Investment Subdivisions to the Investment Subdivision investing in the Money Market Fund of the GE Investments Funds (the "Money Market Investment Subdivision") during the Initial Investment Period. At the end of the Initial Investment Period, we will transfer this amount to the Investment Subdivisions you designated in your application. We anticipate revising this allocation procedure within the second or third quarter of 2000 to allow immediate allocation during the Initial Investment Period to the Investment Subdivisions you choose. The actual practice will be set forth in your Policy. See Allocating Premiums for rules and limits.


(/1/If)we issued your Policy before November 14, 1995, please see Appendix A for a description of certain features of your Policy.

 . The Investment Subdivisions invest in corresponding portfolios of the following Funds:

 The Alger American Fund            Goldman Sachs Variable Insurance Trust (VIT)
  Alger American Growth Portfolio     Goldman Sachs Growth and Income Fund
  Alger American Small                Goldman Sachs Mid Cap Value Fund
    Capitalization Portfolio            (formerly Mid Cap Equity Fund)

 Federated Insurance Series
  Federated American Leaders Fund II  Janus Aspen Series
  Federated High Income Bond Fund II    Aggressive Growth Portfolio
  Federated Utility Fund II             Balanced Portfolio
                                        Capital Appreciation Portfolio
 Fidelity Variable Insurance Products   Flexible Income Portfolio
    Fund                                Global Life Sciences Portfolio
  VIP Equity-Income Portfolio           Global Technology Portfolio
  VIP Growth Portfolio                  Growth Portfolio
  VIP Overseas Portfolio                International Growth Portfolio
                                        Worldwide Growth Portfolio
 Fidelity Variable Insurance Products
        Fund II                       Oppenheimer Variable Account Funds
  VIP II Asset Manager Portfolio        Oppenheimer Aggressive Growth Fund/VA
  VIP II Contrafund Portfolio           Oppenheimer Bond Fund/VA
                                        Oppenheimer Capital Appreciation
 Fidelity Variable Insurance Products      Fund/VA
        Fund III                        Oppenheimer High Income Fund/VA
  VIP III Growth & Income Portfolio     Oppenheimer Multiple Strategies Fund/VA
  VIP III Growth Opportunities
        Portfolio                     PBHG Insurance Series Fund, Inc.
                                        PBHG Growth II Portfolio
 GE Investments Funds, Inc.             PBHG Large Cap Growth Portfolio
  Global Income Fund
  Income Fund                         Salomon Brothers Variable Series Funds
  International Equity Fund                Inc
  Mid-Cap Value Equity Fund             Salomon Investors Fund
    (formerly known as Value            Salomon Strategic Bond Fund
            Equity Fund)                Salomon Total Return Fund
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500 Index Fund
  Total Return Fund                   See Investment Subdivisions
  U.S. Equity Fund

 Not all of these portfolios may be available in all states or in all markets.

DEDUCTIONS FROM ASSETS

 . Each Fund deducts management fees and other expenses from its assets. For the year ended December 31, 1999, the minimum total annual expenses (as a percentage of average net assets) was .30%, and the maximum total annual expenses (as a percentage of average net assets) was 1.20%. See Portfolio Annual Expenses.

 . We deduct a daily mortality and expense risk charge at a current effective annual rate of .90% from assets in the Investment Subdivisions.

 . We deduct a daily administrative expense charge at a current effective annual rate of .40% from your assets in the Investment Subdivisions and the Guarantee Account.

 . We make a monthly deduction from your Cash Value for 1) the cost of insurance; 2) the premium tax charge (deducted monthly during the first ten years following each premium payment at a rate equivalent to an annual rate of .20% of that portion of the Policy's Cash Value in Separate Account III attributable to each premium payment); and 3) the distribution expense charge (deducted monthly during the first ten years following each premium payment at a rate equivalent to an annual rate of .30% of that portion of the Policy's Cash Value in Separate Account III attributable to each premium payment).

CASH VALUE

 . Cash Value equals the total amount in each Investment Subdivision and the General Account.

 . Cash Value serves as the starting point for calculating certain values under a Policy, such as your Proceeds. Cash Value varies from day to day to reflect investment experience of the Investment Subdivisions, charges deducted and other Policy transactions (such as Policy loans, transfers, and partial withdrawals). See How Your Cash Value Varies.

 . You can transfer Cash Value among the Investment Subdivisions and the Guarantee Account (subject to certain restrictions). A $10 transfer charge applies to each transfer made after the first transfer in a calendar month. See Transfers for rules and limits. Policy loans reduce the amount available for allocations and transfers.

 . There is no minimum guaranteed Cash Value. Your Policy will terminate if the Surrender Value is too low to cover the monthly deduction (i.e., the premium tax and distribution expense charges, if applicable, and the cost of insurance charge) and the grace period expires without a sufficient payment. See Premium to Prevent Termination.

CASH BENEFITS

 . You may take a Policy loan for up to 90% of the difference between Cash Value and any Surrender Charges, minus any Policy Debt. See Loans.

 . In each Policy year after the first (but before the maturity date), you may make one partial withdrawal from your Policy. The maximum amount you may withdraw is that amount of Cash Value which exceeds the sum of the premiums paid and outstanding Policy Debt. A processing fee equal to the lesser of $25 or 2% of the amount of the partial withdrawal will apply to each partial withdrawal, but no surrender charge will apply. See Partial Withdrawal.

 . While the Insured is alive, you can surrender your Policy at any time for its
  Surrender Value (Cash Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply within nine years of any premium payment. See Surrenders and Surrender Charge.

 . You may choose from a variety of payment options. See Requesting Payments.

DEATH BENEFITS

 . We offer a death benefit. The amount of the benefit is the greater of Specified Amount or the Cash Value multiplied by the applicable corridor percentage. See Amount of Death Benefit Payable.

 . A death benefit is payable as a lump sum or under a variety of payment options.

 . You may change the Specified Amount. See Changing the Specified Amount for rules and limits.

 . During the grace period, your Policy will remain in effect subject to certain provisions. See Your Policy Will Remain in Effect During the Grace Period.

Portfolio Annual Expense Table
PORTFOLIO ANNUAL EXPENSES
This table describes the portfolio fees and expenses. These fees and expenses are shown as a percentage of net assets for the year ended December 31, 1999. The prospectus for each Fund contains more detail concerning a portfolio's fees and expenses.


Annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (as a percentage of each portfolio's average net assets):

                                    Management
                                       Fees             Other Expenses
                                    (after fee              (after      Total
                                     waivers     12b-1  reimbursement   Annual
Portfolio                         as applicable) Fees   as applicable) Expenses
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Small
  Capitalization Portfolio             0.85%     0.00%       0.05%       0.90%
 Alger American Growth Portfolio       0.75      0.00        0.04        0.79
Federated Insurance Series
 Federated American Leaders Fund
  II                                   0.75      0.00        0.13        0.88
 Federated High Income Bond Fund
  II                                   0.60      0.00        0.19        0.79
 Federated Utility Fund II             0.75      0.00        0.19        0.94
Fidelity Variable Insurance
 Products Fund*/1/
 VIP Equity-Income Portfolio           0.48      0.00        0.09        0.57
 VIP Growth Portfolio                  0.58      0.00        0.08        0.66
 VIP Overseas Portfolio                0.73      0.00        0.18        0.91
Fidelity Variable Insurance
 Products Fund II*/2/
 VIP II Asset Manager Portfolio        0.53      0.00        0.10        0.63
 VIP II Contrafund Portfolio           0.58      0.00        0.09        0.67
Fidelity Variable Insurance
 Products Fund III*/3/
 VIP III Growth & Income
  Portfolio                            0.48      0.00        0.12        0.60
 VIP III Growth Opportunities
  Portfolio                            0.58      0.00        0.11        0.69
GE Investments Funds, Inc./4/
 Global Income Fund                    0.60      0.00        0.14        0.74
 Income Fund                           0.50      0.00        0.07        0.57
 International Equity Fund             1.00      0.00        0.08        1.08
 Mid-Cap Value Equity Fund
  (formerly known as Value Equity
  Fund)                                0.65      0.00        0.06        0.71
 Money Market Fund                     0.24      0.00        0.06        0.30
 Premier Growth Equity Fund            0.65      0.00        0.03        0.68
 Real Estate Securities Fund           0.85      0.00        0.09        0.94
 S&P 500 Index Fund                    0.35      0.00        0.04        0.39
 Total Return Fund                     0.50      0.00        0.06        0.56
 U.S. Equity Fund                      0.55      0.00        0.06        0.61
Goldman Sachs Variable Insurance
 Trust (VIT)(/5/)
 Goldman Sachs Growth and Income
  Fund                                 0.75      0.00        0.25        1.00
 Goldman Sachs Mid Cap Value Fund
  (formerly known as Mid Cap
  Equity Fund)                         0.80      0.00        0.25        1.05
Janus Aspen Series/6/
 Aggressive Growth Portfolio --
   Institutional Shares                0.65      0.00        0.02        0.67
 Balanced Portfolio --
   Institutional Shares                0.65      0.00        0.02        0.67
 Capital Appreciation
  Portfolio -- Institutional
  Shares                               0.65      0.00        0.04        0.69
 Flexible Income Portfolio --
   Institutional Shares                0.65      0.00        0.07        0.72
 Global Life Sciences
  Portfolio -- Service Shares          0.65      0.25        0.19        1.09
 Global Technology Portfolio --
   Service Shares                      0.65      0.25        0.13        1.03
 Growth Portfolio --
   Institutional Shares                0.65      0.00        0.02        0.67
 International Growth
  Portfolio -- Institutional
  Shares                               0.65      0.00        0.11        0.76
 Worldwide Growth Portfolio --
   Institutional Shares                0.65      0.00        0.05        0.70

                                                            Other
                                     Management            Expenses
                                     Fees (after            (after      Total
                                    fee waiver as 12b-1 reimbursement   Annual
Portfolio                            applicable)  Fees  as applicable) Expenses
-------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth
  Fund/VA                               0.66      0.00       0.01        0.67
 Oppenheimer Bond Fund/VA               0.72      0.00       0.01        0.73
 Oppenheimer Capital Appreciation
  Fund/VA                               0.68      0.00       0.02        0.70
 Oppenheimer High Income Fund/VA        0.74      0.00       0.01        0.75
 Oppenheimer Multiple Strategies
  Fund/VA                               0.72      0.00       0.01        0.73
PBHG Insurance Series Fund,
 Inc./7/
 PBHG Growth II Portfolio               0.85      0.00       0.35        1.20
 PBHG Large Cap Growth Portfolio        0.68      0.00       0.42        1.10
Salomon Brothers Variable Series
 Fund/8/
 Salomon Investors Fund                 0.70      0.00       0.28        0.98
 Salomon Strategic Bond Fund            0.80      0.00       0.20        1.00
 Salomon Total Return Fund              0.75      0.00       0.25        1.00

* The fees and expenses reported for the Variable Insurance Products Fund
  (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.
/1/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 1999 for the VIP Equity-Income Portfolio would have been total annual expenses of .56%, consisting of .48% management fees and .08% other expenses; for VIP Overseas Portfolio total annual expenses of .87%, consisting of .73% management fees and .14% other expenses; for VIP Growth Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

/2/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 1999 for VIP II Asset Manager Portfolio would have been total annual expenses of .62%, consisting of .53% management fees and .09% other expenses; for VIP II Contrafund Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

/3/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 1999 for VIP III Growth & Income Portfolio would have been total annual expenses of .59%, consisting of .48% management fees and .11% other expenses; for VIP III Growth Opportunities Portfolio, total annual expenses of .68%, consisting of .58% management fees and .10% other expenses.

/4/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .50%, consisting of 0.44% in management fees and .06% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund for the period from May 1, 1999 through April 30, 2000, which limitation was discontinued effective May 1, 2000. Absent that expense limitation, the total annual expenses of the Fund would have been 0.72%, consisting of 0.65% in management fees and 0.07% in other expenses.

/5/ Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any of the limitations. Absent reimbursements, the expenses during 1999 for Growth and Income Fund would have been total annual expenses of 1.22%, consisting of .75% management fees and .47% other expenses; and for Mid Cap Value Fund total annual expenses of 1.22%, consisting of .80% management fees and .42% other expenses

/6/ Janus Aspen Series expenses (except for the Global Technology and Global
    Life Sciences Portfolios) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, and Income Portfolios. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those Portfolios expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

    The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

/7/ Absent fee waivers, the total annual operating expenses of the portfolios of PBHG Insurance Series Fund during 1999 for PBHG Large Cap Growth Portfolio would have been of 1.17%, consisting of .75% management fees and .42% other expenses.

/8/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund during 1999 for Investors Fund would have been total annual expenses of 1.15%, consisting of .70% management fees and .45% other expenses; for Strategic Bond Fund total annual expenses of 1.48%, consisting of .75% management fees and .73% other expenses; for Total Return Fund total annual expenses of 1.65%, consisting of .80% management fees and .85% other expenses.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and fee waivers provided by certain of the Funds will continue.

OTHER POLICIES

We offer other variable life insurance policies which also invest in the same portfolios of the Funds. These policies may have different charges that could affect the value of the Investment Subdivisions and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.

Risk Summary









INVESTMENT RISK

Your Cash Value is subject to the risk that investment performance will be unfavorable and that your Cash Value will decrease. Because we continue to deduct charges from Cash Value, if investment results are sufficiently unfavorable and/or if the interest rates we credit are too low, the Surrender Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Cash Value, through partial withdrawals and Policy loans.

RISK OF LAPSE

If the Surrender Value of your Policy is too low to pay the monthly deductions when due, the Policy will be in default and a grace period will begin. There is a risk that if partial withdrawals, loans, and monthly deductions reduce your Surrender Value to too low an amount and/or if the investment experience of your selected Investment Subdivisions is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions.

TAX RISKS

We intend for the Policy to satisfy the definition of a "life insurance contract" under section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, death benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. See Tax Treatment of Modified Endowment Contracts. You should consult a qualified tax advisor in all tax matters involving your Policy.

LIMITS ON PARTIAL WITHDRAWALS

You may make one partial withdrawal each Policy Year after the first Policy Year (but before the maturity date).

You may withdraw an amount up to the amount of Cash Value which exceeds the sum of premiums paid and outstanding Policy Debt. We will assess a processing fee on the withdrawal.

Partial withdrawals will reduce your Cash Value and death benefit Proceeds. Federal income taxes and a penalty tax may apply to partial withdrawals.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will affect Cash Value over time because we transfer the amount of the loan from the Investment Subdivisions and/or the Guarantee Account to the General Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Investment Subdivisions and does not participate in the interest credited to the Guarantee Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Subdivisions and the extent, if any, of the difference in the interest rates credited to the Guarantee Account and the General Account, the effect could be favorable or unfavorable.

A Policy loan also reduces the death benefit Proceeds. A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.

COMPARISON WITH OTHER INSURANCE POLICIES

The Policy is similar in many ways to universal life insurance. As with universal life insurance:

 . the Owner pays premiums for insurance coverage on the Insured;

 . the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the Insured's lifetime;

 . and the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Investment Subdivisions. The amount and duration of life insurance protection and of the Policy's Cash Value will vary with the investment performance of the Investment Subdivisions you select.

The Surrender Value of your Policy may decrease if the investment performance of the Investment Subdivisions to which you allocate Cash Value is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due, the Policy will terminate without value after a grace period.

GE Life and Annuity Assurance Company






We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc. which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

STATE REGULATION

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March l of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of Separate Account III and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

SEPARATE ACCOUNT III





We established GE Life & Annuity Separate Account III as a separate investment account on February 10, 1987. Separate Account III currently has forty-three Investment Subdivisions available under the Policy. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the eleven Funds described below.

The assets of Separate Account III belong to us. However, we may not charge the assets in Separate Account III attributable to the Policies with liabilities arising out of any other business which we may conduct. If Separate Account III's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of Separate Account III are credited to or charged against Separate Account III without regard to the income, gains or losses arising out of any other business we may conduct.

Separate Account III is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Separate Account III by the SEC.

CHANGES TO SEPARATE ACCOUNT III

Separate Account III may include other Investment Subdivisions that are not available under the Policy. We may substitute another investment subdivision or insurance company separate account under the Policy if, in our judgment, investment in an Investment Subdivision should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another investment subdivision or insurance company separate account is in the best interest of Owners. The new Investment Subdivisions may be limited to certain classes of Policies and the new portfolios may have higher fees and charges than the portfolios they replaced. No substitution may take place without prior notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

We may also, where permitted by law:

 . create new separate accounts;

 . combine separate accounts, including Separate Account III;

 . transfer assets of Separate Account III, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

 . add new Investment Subdivisions to or remove Investment Subdivisions from Separate Account III or combine Investment Subdivisions;

 . make the Investment Subdivisions available under other policies we issue;

 . add new Funds or remove existing Funds;

 . substitute new Funds for any existing Fund which we determine is no longer appropriate in light of the purposes of the Separate Account;

 . deregister Separate Account III under the 1940 Act; and

 . operate Separate Account III under the direction of a committee or in another form.

The Portfolios





You decide the Investment Subdivisions to which you direct premiums. You may change your premium allocation without penalty or charges. There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your premiums and Cash Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 43 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may invest in up to seven Investment Subdivisions at any one time. Allocations to the Guarantee Account count as one of the seven allocations we permit under the Policy.

                                                             Adviser (and Sub-
Investment Subdivision          Investment Objective      Adviser, as applicable)
---------------------------------------------------------------------------------
Alger American Growth      Seeks long-term capital         Fred Alger
Portfolio                  appreciation by focusing on     Management, Inc.
                           growing companies that
                           generally have broad product
                           lines, markets, financial
                           resources and depth of
                           management. Under normal
                           circumstances, the portfolio
                           invests primarily in the
                           equity securities of large
                           companies. The portfolio
                           considers a large company to
                           have a market capitalization
                           of $1 billion or greater.
---------------------------------------------------------------------------------
Alger American Small       Seeks long-term capital         Fred Alger
Capitalization Portfolio   appreciation by focusing on     Management, Inc.
                           small, fast-growing companies
                           that offer innovative
                           products, services or
                           technologies to a rapidly
                           expanding marketplace. Under
                           normal circumstances, the
                           portfolio invests primarily in
                           the equity securities of small
                           capitalization companies. A
                           small capitalization company
                           is one that has a market
                           capitalization within the
                           range of the Russell 2000
                           Growth Index or the S&P(R)
                           Small Cap 600 Index.
---------------------------------------------------------------------------------
Federated Insurance
Series

Federated American         Seeks long-term growth of       Federated
Leaders Fund II            capital with a secondary        Investment
                           objective of providing income.  Management Company
                           Seeks to achieve its objective
                           by investing, under normal
                           circumstances, at least 65% of
                           its total assets in common
                           stock of "blue chip"
                           companies.
---------------------------------------------------------------------------------
Federated High Income      Seeks high current income by    Federated
Bond Fund II               investing primarily in a        Investment
                           diversified portfolio of        Management Company
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           Fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds". The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
---------------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and   Federated
                           moderate capital appreciation   Investment
                           by investing primarily in       Management Company
                           equity and debt securities of
                           utility companies.
---------------------------------------------------------------------------------
Fidelity Variable
Insurance Products Fund

VIP Equity-Income          Seeks reasonable income and     Fidelity Management
Portfolio                  will consider the potential     & Research Company
                           for capital appreciation. The   (beginning January
                           fund also seeks a yield, which  1, 2001, FMR Co.,
                           exceeds the composite yield on  Inc will
                           the securities comprising the   subadvise.)
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
---------------------------------------------------------------------------------

                                                                               -


                                                            Adviser (and Sub-
Investment Subdivision         Investment Objective      Adviser, as applicable)
--------------------------------------------------------------------------------
VIP Growth Portfolio      Seeks capital appreciation by   Fidelity Management
                          investing primarily in common   & Research Company
                          stocks of companies believed    (beginning January
                          to have above-average growth    1, 2001, FMR Co.,
                          potential.                      Inc. will
                                                          subadvise.)
--------------------------------------------------------------------------------
VIP Overseas Portfolio    Seeks long-term growth of       Fidelity Management
                          capital by investing at least   & Research Company
                          65% of total assets in foreign  (subadvised by
                          securities, primarily in        Fidelity Management
                          common stocks.                  & Research (U.K.)
                                                          Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          International
                                                          Investment
                                                          Advisors, Fidelity
                                                          International
                                                          Investment Advisors
                                                          (U.K.) Limited and
                                                          Fidelity
                                                          Investments Japan
                                                          Limited; beginning
                                                          January 1, 2001,
                                                          FMR Co., Inc. will
                                                          subadvise.)
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II (VIP II)

VIP II Asset Manager      Seeks high total return with    Fidelity Management
Portfolio                 reduced risk over the long-     & Research Company
                          term by allocating assets       (subadvised by
                          among stocks, bonds and short-  Fidelity Management
                          term instruments.               & Research (U.K.)
                                                          Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          Investments Japan
                                                          Limited and
                                                          Fidelity
                                                          Investments Money
                                                          Management, Inc.;
                                                          beginning January
                                                          1, 2001, FMR Co.,
                                                          Inc. will
                                                          subadvise.)
--------------------------------------------------------------------------------
VIP II Contrafund         Seeks long-term capital         Fidelity Management
Portfolio                 appreciation by investing       & Research Company
                          mainly in common stocks and in  (subadvised by
                          securities of companies whose   Fidelity Management
                          value is believed to have not   & Research (U.K.)
                          been fully recognized by the    Inc. and Fidelity
                          public. This fund invests in    Management &
                          domestic and foreign issuers.   Research (Far East)
                          This fund also invests in       Inc., and Fidelity
                          "growth" stocks or "value"      Investments Japan
                          stocks or both.                 Limited; beginning
                                                          January 1, 2001,
                                                          FMR Co., Inc. will
                                                          subadvise.)
--------------------------------------------------------------------------------

                                                             Adviser (and Sub-
Investment Subdivision          Investment Objective      Adviser, as applicable)
---------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund III (VIP III)

VIP III Growth & Income    Seeks high total return         Fidelity Management
Portfolio                  through a combination of        & Research Company
                           current income and capital      (subadvised by
                           appreciation by investing a     Fidelity Management
                           majority of assets in common    & Research (U.K.)
                           stocks with a focus on those    Inc., Fidelity
                           that pay current dividends and  Management &
                           show potential for capital      Research (Far East)
                           appreciation.                   Inc.
                                                           and Fidelity
                                                           Investments Japan
                                                           Limited; beginning
                                                           January 1, 2001,
                                                           FMR Co., Inc. will
                                                           subadvise.)
---------------------------------------------------------------------------------
VIP III Growth             Seeks to provide capital        Fidelity Management
Opportunities Portfolio    growth by investing primarily   & Research Company
                           in common stock and other       (subadvised by
                           types of securities, including  Fidelity Management
                           bonds, which may be lower-      & Research (U.K.)
                           quality debt securities.        Inc. and Fidelity
                                                           Management &
                                                           Research Far East
                                                           Inc.)
---------------------------------------------------------------------------------
GE Investments Funds, Inc.

Global Income Fund         Objective of providing high     GE Asset Management
                           total return, emphasizing       Incorporated
                           current income and, to a        (subadvised by GE
                           lesser extent, capital          Asset Management
                           appreciation. The Fund seeks    Incorporated
                           to achieve this objective by    Limited.)
                           investing primarily in foreign
                           and domestic income-bearing
                           debt securities and other
                           foreign and domestic income
                           bearing instruments. The
                           Global Income Fund is not
                           "diversified" as defined by
                           the Investment Company Act of
                           1940. Therefore, the Fund may
                           invest a greater percentage of
                           its assets in a particular
                           issuer than the other Funds
                           making it more susceptible to
                           adverse developments affecting
                           a single issuer. Nonetheless,
                           the Fund is subject to
                           diversification requirements
                           arising under the federal tax
                           laws and a limitation on
                           concentration of investments
                           in a single industry.
---------------------------------------------------------------------------------
Income Fund                Objective of providing maximum  GE Asset Management
                           income consistent with prudent  Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in income-
                           bearing debt securities and
                           other income bearing
                           instruments.
---------------------------------------------------------------------------------
International Equity Fund  Objective of providing long-    GE Asset Management
                           term growth of capital by       Incorporated
                           investing primarily in foreign
                           equity and equity-related
                           securities which the Adviser
                           believes have long-term
                           potential for capital growth.
---------------------------------------------------------------------------------

                                                             Adviser (and Sub-
Investment Subdivision          Investment Objective      Adviser, as applicable)
---------------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Objective of providing long     GE Asset Management
(formerly known as Value   term growth of capital by       Incorporated
Equity Fund)               investing primarily in common   (Subadvised by NWQ
                           stock and other equity          Investment
                           securities of companies that    Management Company)
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid cap range, the Fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
---------------------------------------------------------------------------------
Money Market Fund          Objective of providing highest  GE Asset Management
                           level of current income as is   Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
---------------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-    GE Asset Management
Fund                       term growth of capital as well  Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
---------------------------------------------------------------------------------
Real Estate Securities     Objective of providing maximum  GE Asset Management
Fund                       total return through current    Incorporated
                           income and capital              (Subadvised by
                           appreciation by investing       Seneca Capital
                           primarily in securities of      Management, L.L.C.)
                           U.S. issuers that are
                           principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real
                           estate.
---------------------------------------------------------------------------------
S&P 500 Index Fund/1/      Objective of providing capital  GE Asset Management
                           appreciation and accumulation   Incorporated
                           of income that corresponds to   (Subadvised by
                           the investment return of the    State Street Global
                           Standard & Poor's 500           Advisors)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
---------------------------------------------------------------------------------
Total Return Fund          Objective of providing the      GE Asset Management
                           highest total return, composed  Incorporated
                           of current income and capital
                           appreciation, as is consistent
                           with prudent investment risk
                           by investing in common stock,
                           bonds and money market
                           instruments, the proportion of
                           each being continuously
                           determined by the investment
                           adviser.
---------------------------------------------------------------------------------

 /1/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-
     Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                             Adviser (and Sub-
Investment Subdivision          Investment Objective      Adviser, as applicable)
---------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-    GE Asset Management
                           term growth of capital through  Incorporated
                           investments primarily in
                           equity securities of U.S.
                           companies.
---------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust (VIT)

Goldman Sachs Growth and   Seeks long-term growth of       Goldman Sachs Asset
Income Fund                capital and growth of income,   Management
                           primarily through equity
                           securities that are considered
                           to have favorable prospects
                           for capital appreciation
                           and/or dividend-paying
                           ability.
---------------------------------------------------------------------------------
Goldman Sachs Mid Cap      Seeks long-term capital         Goldman Sachs Asset
Value Fund (formerly       appreciation, primarily         Management
known as Mid Cap Equity    through equity securities of
Fund)                      mid- cap companies with public
                           stock market capitalizations
                           within the range of the market
                           capitalization of companies
                           constituting the Russell
                           Midcap Index at the time of
                           investment (currently between
                           $400 million and $16 billion).
---------------------------------------------------------------------------------
Janus Aspen Series

Aggressive Growth          Non-diversified portfolio       Janus Capital
Portfolio                  pursuing long-term growth of    Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
---------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust (VIT)
Balanced Portfolio         Seeks long term growth of       Janus Capital
                           capital. Pursues this           Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
---------------------------------------------------------------------------------
Capital Appreciation       Seeks long-term growth of       Janus Capital
Portfolio                  capital. Pursues this           Corporation
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
---------------------------------------------------------------------------------
Flexible Income Portfolio  Seeks maximum total return      Janus Capital
                           consistent with preservation    Corporation
                           of capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its
                           objective primarily by
                           investing in any type of
                           income-producing securities.
                           This portfolio may have
                           substantial holdings of lower-
                           rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for Janus Aspen Series, which
                           should be read carefully
                           before investing.
---------------------------------------------------------------------------------

                                                            Adviser (and Sub-
Investment Subdivision         Investment Objective      Adviser, as applicable)
--------------------------------------------------------------------------------
Global Life Sciences      Seeks long-term growth of       Janus Capital
Portfolio                 capital. The portfolio pursues  Corporation
                          this objective by investing
                          primarily in equity securities
                          of U.S. and foreign companies
                          that the portfolio manager
                          believes have a life science
                          orientation. The portfolio
                          normally invests at least 25%
                          of its total assets, in the
                          aggregate, in the following
                          industry groups: health care;
                          pharmaceuticals; agriculture;
                          cosmetics/personal care; and
                          biotechnology.
--------------------------------------------------------------------------------
Global Technology         Seeks long-term growth of       Janus Capital
Portfolio                 capital. The portfolio pursues  Corporation
                          this objective by investing
                          primarily in equity securities
                          of U.S. and Foreign companies
                          that the portfolio manager
                          believes will benefit
                          significantly from advances or
                          improvements in technology.
--------------------------------------------------------------------------------
Growth Portfolio          Seeks long-term capital growth  Janus Capital
                          consistent with the             Corporation
                          preservation of capital and
                          pursues its objective by
                          investing in common stocks of
                          companies of any size.
                          Emphasizes larger, more
                          established issuers.
--------------------------------------------------------------------------------
International Growth      Seeks long-term growth of       Janus Capital
Portfolio                 capital. Pursues this           Corporation
                          objective primarily through
                          investments in common stocks
                          of issuers located outside the
                          United States. The portfolio
                          normally invests at least 65%
                          of its total assets in
                          securities of issuers from at
                          least five different
                          countries, excluding the
                          United States.
--------------------------------------------------------------------------------
Worldwide Growth          Seeks long-term capital growth  Janus Capital
Portfolio                 in a manner consistent with     Corporation
                          the preservation of capital.
                          Pursues this objective by
                          investing in a diversified
                          portfolio of common stocks of
                          foreign and domestic issuers
                          of all sizes. Normally invests
                          in at least five different
                          countries including the United
                          States.
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds

Oppenheimer Aggressive    Seeks to achieve capital        OppenheimerFunds,
Growth Fund/VA            appreciation investing mainly   Inc.
                          in common stocks of companies
                          in the United States believed
                          by the fund's investment
                          manager, OppenheimerFunds
                          Inc., to have significant
                          growth potential.
--------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA  Seeks high level of current     OppenheimerFunds,
                          income and capital              Inc.
                          appreciation when consistent
                          with its primary objective of
                          high income. Under normal
                          conditions this fund will
                          invest at least 65% of its
                          total assets in investment
                          grade debt securities.
--------------------------------------------------------------------------------

                                                            Adviser (and Sub-
Investment Subdivision         Investment Objective      Adviser, as applicable)
--------------------------------------------------------------------------------
Oppenheimer Capital       Seeks capital appreciation      OppenheimerFunds,
Appreciation Fund/VA      from investments in securities  Inc.
                          of well-known and established
                          companies. Such securities
                          generally have a history of
                          earnings and dividends and are
                          issued by seasoned companies
                          (having an operating history
                          of at least five years,
                          including predecessors).
--------------------------------------------------------------------------------
Oppenheimer High Income   Seeks high current income from  OppenheimerFunds,
Fund/VA                   investments in high yield       Inc.
                          fixed income securities,
                          including unrated securities
                          or high-risk securities in
                          lower rating categories. These
                          securities may be considered
                          speculative. This Fund may
                          have substantial holdings of
                          lower-rated debt securities or
                          "junk" bonds. The risks of
                          investing in junk bonds are
                          described in the prospectus
                          for the Oppenheimer Variable
                          Account Funds, which should be
                          read carefully before
                          investing.
--------------------------------------------------------------------------------
Oppenheimer Multiple      Seeks total investment return   OppenheimerFunds,
Strategies Fund/VA        (which includes current income  Inc.
                          and capital appreciation in
                          the values of its shares) from
                          investments in common stocks
                          and other equity securities,
                          bonds and other debt
                          securities, and "money market"
                          securities.
--------------------------------------------------------------------------------
PBHG Insurance Series Fund Inc.

PBHG Growth II Portfolio  Seeks to achieve capital        Pilgrim Baxter &
                          appreciation by investing at    Associates, Ltd.
                          least 65% of its total assets
                          in the growth securities
                          (primarily common stocks) of
                          small and medium sized
                          companies (market
                          capitalization or annual
                          revenues between $500 million
                          and $10 billion) that, in the
                          adviser's opinion, have an
                          outlook for strong earnings
                          growth and capital
                          appreciation potential.
--------------------------------------------------------------------------------
PBHG Large Cap Growth     Seeks long term growth of       Pilgrim Baxter &
Portfolio                 capital obtained by investing   Associates, Ltd.
                          at least 65% of its total
                          assets in growth securities
                          (primarily common stocks) of
                          large capitalization companies
                          (market capitalization over $1
                          billion) that, in the
                          adviser's opinion, have an
                          outlook for strong earnings
                          growth and capital
                          appreciation potential.
--------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc

Salomon Investors Fund    Seeks long-term growth of       Salomon Brothers
                          capital with current income as  Asset Management
                          a secondary objective,          Inc
                          primarily through investments
                          in common stocks of well-known
                          companies.
--------------------------------------------------------------------------------

                                                             Adviser (and Sub-
Investment Subdivision          Investment Objective      Adviser, as applicable)
---------------------------------------------------------------------------------
Salomon Strategic Bond     Seeks high level of current     Salomon Brothers
Fund                       income with capital             Asset Management
                           appreciation as a secondary     Inc
                           objective, through a globally
                           diverse portfolio of fixed-
                           income investments, including
                           lower-rated fixed income
                           securities commonly known as
                           junk bonds.
---------------------------------------------------------------------------------
Salomon Total Return Fund  Seeks to obtain above-average   Salomon Brothers
                           income by primarily investing   Asset Management
                           in a broad variety of           Inc
                           securities, including stocks,
                           fixed-income securities and
                           short-term obligations.
---------------------------------------------------------------------------------

Not all of these portfolios may be available in all states or markets.
We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Separate Account III. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial withdrawal proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of Account III and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from portfolio assets for providing distribution and shareholder support services to the portfolios.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote the portfolio shares held in Separate Account III at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy material, reports and other materials relating to the portfolio. Since each portfolio may engage in shared funding, other persons or entities besides the Company may vote portfolio shares.

The Guarantee Account


Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account, nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account, and the General Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your premium payments and transfer some or all of your Cash Value to the Guarantee Account. We credit the portion of the Cash Value allocated to the Guarantee Account with interest (as described below). Cash Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Deductions.

Each time you allocate premium payments or transfer Cash Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a year. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the Cash Value in the Guarantee Account represented by that particular allocation.

The initial interest rate guarantee period for any allocation will be one year. Subsequent interest rate guarantee periods will each be one year. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Cash Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your policy.

Charges and Deductions







This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

 . the partial withdrawal, surrender, Policy loan and death benefits under the Policy;

 . investment options, including premium allocations, dollar-cost averaging, and portfolio rebalancing programs;

 . administration of various elective options under the Policy; and

 . the distribution of various reports to Owners.

The costs and expenses we incur include:

 . those associated with underwriting applications and increases in Specified
  Amount;

 . various overhead and other expenses associated with providing the services and benefits provided by the Policy;

 . sales and marketing expenses; and

 . other costs of doing business, such as Federal, state and local premium and other taxes and fees.

The risks we assume include:

 . that Insureds may live for a shorter period of time than estimated, resulting in the payment of greater death benefits than expected; and

 . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

CHARGES ATTRIBUTABLE TO PREMIUM PAYMENTS

During the first ten years following each premium payment, we deduct a monthly premium tax charge equal to an annual rate of .20% of that portion of the Policy's Cash Value in Separate Account III attributable to each premium payment, and a monthly distribution expense charge equal to an annual rate of
 .30% of that portion of the Policy's Cash Value in Separate Account III attributable to each premium payment. These charges are deducted proportionately from your assets in each Investment Subdivision. These charges are not deducted from Cash Value in the Guarantee Account. The sum of the cumulative distribution expense charges previously deducted, attributable to a particular premium payment, will never exceed 9% of that premium.

MORTALITY AND EXPENSE RISK CHARGE

We currently deduct a daily charge of .0024769% from each Investment Subdivision. This corresponds to an effective annual rate of 0.90% of net assets. This charge is not deducted from your assets in the Guarantee Account. We will not increase this charge for the duration of your Policy. This charge is factored into the net investment factor.

The mortality risk we assume is the risk that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

ADMINISTRATIVE EXPENSE CHARGE

We deduct a daily administrative expense charge of .0010981% from each Investment Subdivision. The effective annual rate of this charge is .40% and is factored into the net investment factor. We also deduct an administrative expense charge daily from the Cash Value in the Guarantee Account at an effective annual rate of .40%.

COST OF INSURANCE

We deduct a cost of insurance charge each month. The cost of insurance is a significant charge under your Policy because it is the primary charge for the death benefit we provide you. The cost of insurance charge depends on a number of factors (Age, sex, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.

We calculate the cost of insurance on each Monthly Anniversary Day based on your net amount at risk. We determine your net amount at risk by the following formula:


                Life Insurance Proceeds
                --------------  - Cash Value
                    1.0032737

To determine your cost of insurance for a particular Policy Month, we divide your net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate.

On those Monthly Anniversary Days on which a Policy qualifies for the Preferred Funding Risk Class (see Premiums below), the cost of insurance charge will not exceed .0792% of the Policy's Cash Value on the Monthly Anniversary Day. Furthermore, once the amount of total premiums paid meets or exceeds total planned premium, the cost of insurance charge will not exceed .05% of the Policy's Cash Value on the Monthly Anniversary Day. These are equivalent to annual rates of .95% and .60%, respectively, of a Policy's Cash Value. These limits on the cost of insurance charge represent our current practice, which we may change at our discretion.

Changes in the death benefit may affect the amount of the cost of insurance charge deductible under the Policies. Because the cost of insurance charge varies with the net amount at risk, an increase in Specified Amount or the calculation of the death benefit based on the corridor percentage (see Death Benefits) may cause the cost of insurance charge to increase.

The cost of insurance rate for the Insured is based on his or her Age, sex and applicable risk class. We currently place Insureds in the following risk classes when we issue the Policy, based on our underwriting: a male or female or unisex risk class where appropriate under applicable law (currently including the State of Montana). The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on the Insured's circumstances at the time of the increase.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the cost of insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's age nearest birthday at the start of the Policy Year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to interest, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same Age, sex (where applicable), and risk class and whose Policies have been in effect for the same length of time. We deduct the cost of insurance charge proportionately from your assets in the Investment Subdivisions and/or the Guarantee Account.

SURRENDER CHARGE

If you fully surrender your Policy within nine years of a premium payment, we will deduct a surrender charge. The total surrender charge will equal the sum of the surrender charges, if any, attributable to the premium payments you made under the Policy before the surrender. For purposes of this charge, we deem all premium payments you make during a Policy year to be made on the first day of a Policy year; therefore, one year elapses on each Policy anniversary. We calculate a surrender charge as a percentage of the premium.

We show the schedule of these charges below:

      Policy Years
      Since
      Premium         Surrender Charge
      Payment            Percentage
     ---------------------------------
        0-1                   6%
        2                     6%
        3                     6%
        4                     6%
        5                     5%
        6                     4%
        7                     3%
        8                     2%
        9                     1%
        10 and later          0%

We also will limit the surrender charge so that the surrender charge attributable to a particular premium payment, when taken together with the total amount of distribution expense charges previously deducted attributable to that premium payment, will never exceed 9% of that premium payment. Thus, in the event of a surrender, if the surrender charge otherwise calculated would cause the sum of those charges to exceed 9% of a particular premium payment, the surrender charge will be limited so that it equals the difference between 9% of the premium payment and the total monthly distribution expense charges attributable to that premium that have been deducted. We will deduct this surrender charge, along with any outstanding Policy Debt, from your Cash Value to determine the amount payable upon surrender.

We do not assess a surrender charge for partial withdrawals, but do assess a processing fee.

PARTIAL WITHDRAWAL PROCESSING FEE

We deduct a partial withdrawal processing fee on partial withdrawals you make. The fee equals the lesser of $25 or 2% of the amount withdrawn and will be deducted from the amount of the withdrawal. We will take the fee proportionately from the Investment Subdivisions and/or the Guarantee Account from which you withdraw Cash Value.

TRANSFER CHARGE

We assess a $10 transfer charge for each transfer after the first transfer you make in any calendar month. We take this charge from the amount you transfer. This charge is at cost with no profit to us. For purposes of assessing this charge, we consider each transfer request one transfer, regardless of the number of Investment Subdivisions affected by the transfer. Multiple transfers within the same Valuation Period are also considered one transfer for this purpose.

OTHER CHARGES

We can provide you with a projection of illustrative future life insurance and Cash Value benefits. We reserve the right to charge a maximum fee of $25 for the cost of preparing the projection. This is just a projection and does not predict or guarantee performance.

There are deductions from and expenses paid out of the assets of each portfolio that are more fully described in each Fund's prospectus.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:
1. The size of the group. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.
2. The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.
3. The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.
4. The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced.
5. Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of sales and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy






If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of policies funded by Separate Account III.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and you or your registered representative must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See Premiums, below. The minimum first year planned premium is $5,000. You can submit your initial premium with your application or at a later date. (If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See Allocating Premium.) Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy covering an Insured up to Age 75 if evidence of insurability satisfies our underwriting rules. (If the Insured is over age 60, however, your premium plan options may be limited.) Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age 75. We may reject an application for any lawful reason.

If you do not pay the full first premium with your application, the insurance will become effective on the effective date. This date is the date that you pay your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. This means that, subject to our underwriting requirements and subject to a maximum limitation, your insurance will become effective on the effective date we specified in the conditional receipt. This effective date will be the latest of (i) the date of completion of the application, (ii) the date of completion of all medical exams and tests we require, and (iii) the policy date you requested when that date is later than the date you completed your application.

If we issued your Policy before November 14, 1995, please see Appendix A for a description of certain features of your Policy that differ from the Policies described in this prospectus.

OWNER

You have rights in the Policy during the Insured's lifetime. If you die before the Insured and there is no contingent Owner, ownership will pass to your estate.

BENEFICIARY

You designate the primary Beneficiaries and contingent Beneficiaries when you apply

CHANGING THE BENEFICIARY

CANCELING A POLICY
for the Policy. You may name one or more primary Beneficiaries or contingent Beneficiaries. We will pay the Proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.

Unless an optional payment plan is chosen, we will pay the death Proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured, we will pay the Proceeds to the contingent
Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the Proceeds to you or your estate.

CHANGING THE BENEFICIARY
If you reserve the right, you may change the Beneficiary during the Insured's life. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

You may cancel a Policy during the "free-look period" by returning it to us at our Home Office, or to the agent who sold it. The free-look period expires 10 days after you receive the Policy or within 45 days after you sign Part I of the application, whichever is later. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within seven calendar days after we receive the returned Policy, we will refund an amount equal to the sum of:

 . the total amount of monthly deductions made against Cash Value and any charges deducted from premiums paid; plus

 . Cash Value on the date we (or our agent) receive the returned Policy.

If any state law prohibits the calculation above, we will refund the total of all premiums paid for the Policy, or other amounts as required under state law.

Premiums




GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Business Day we receive it at our Home Office.

The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code and shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a Modified Endowment Contract ("MEC") under the Code. See Tax Considerations.

INITIAL PREMIUM

The initial premium is due on the Policy Date. Your initial premium will be shown in your Policy's data pages. If the Insured is over age 60, the initial premium must equal the total planned premium.

PLANNED PREMIUMS

Your Policy's data pages will show the amount of the planned premium. The minimum first year planned premium is $5,000.

The total planned premium must equal the guideline single premium for life insurance as determined in the Internal Revenue Code for the Policy's initial Specified Amount. The relationship between the guideline single premium and the Specified Amount depends on the Age, sex (where applicable), and risk class of the Insured. Generally, the same guideline single premium will purchase a higher Specified Amount for a younger Insured than for an older Insured of the same sex and risk class. Likewise, the same guideline single premium will purchase a slightly higher Specified Amount for a female Insured than for a male Insured of the same age and risk class. Representative Specified Amounts for a $10,000 guideline single premium are set forth below:

            Specified Amount for a $10,000 Guideline Single Premium

            Age     Male    Female
              ---------------------
            10    $172,614 $222,762
            20     118,079  148,384
            30      79,351   97,259
            40      51,445   63,084
            50      34,265   42,083
            60      23,862   28,731
            70      17,680   20,131

PREFERRED FUNDING RISK CLASS

A Policy issued with respect to an Insured assigned to the standard risk class may qualify for the Preferred Funding Risk Class, provided that the amount of total premiums paid under the Policy meets the premium requirements of the Preferred Funding Schedule. The Preferred Funding Schedule, set forth below, shows the amount of total premiums that must be paid (as a percentage of a Policy's total planned premiums) as of the beginning of Policy years one through five in order for a Policy to qualify for the Preferred Funding Risk Class. Cost of insurance charges deducted under Policies in this risk class are subject to certain limits. See below.

        Policy                          Total Premiums
        Year     (as a % of the total planned premium)
         ---------------------------------------------
         1                                         20%
         2                                         40%
         3                                         60%
         4                                         80%
         5+                                       100%

TAX FREE EXCHANGES (1035 EXCHANGES)

We will accept as part of your initial premium money from one contract that qualified for a tax-free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 40% of the total 1035 exchange value. We may allow a higher loan percentage. Replacing your existing coverage with this Policy may not be to your advantage.

ADDITIONAL PREMIUM PAYMENTS

Although the Policy can operate as a single premium policy, you may make additional premium payments under certain circumstances, so long as there is no outstanding Policy Debt. If there is Policy Debt outstanding, we will consider any payment (other than an initial or planned premium payment) we receive to be repayment of that debt. Should any such payment exceed the amount of Policy Debt outstanding, we will treat the amount in excess of Policy Debt as an additional premium payment. The circumstances under which you can make additional premium payments are listed below:

(1) Increases in Specified Amount -- After the first Policy Year, you may request an increase in Specified Amount. (See Changing the Specified Amount). If your request is approved, we will require you to make an additional premium payment in order for the increase to become effective.

(2) In Order to Prevent Termination -- If the Surrender Value on a Monthly Anniversary Day is insufficient to cover the monthly deduction due on that Monthly Anniversary Day, then in order to prevent termination, you must make a payment during the grace period sufficient to cover the monthly deduction. We will mail you a notice stating the minimum payment you must make to prevent termination. You may make an additional premium payment in an amount greater than that required to prevent termination as long as the total of all premium payments, immediately after the payment to prevent termination, is less than the maximum premiums limitation shown in your Policy's data pages.

(3) At Your Discretion -- You may make additional premium payments at your discretion, so long as the amount of the payment is at least $250 and the payment plus the total of all premiums previously paid does not exceed the maximum premiums limitation shown in your Policy's data pages. The maximum premiums limitation will be derived from the guideline premium test for life insurance set forth in the Internal Revenue Code. If the initial premium equals the maximum premiums limitation at issue, you normally will not be able to make discretionary additional premium payments during the early years of the Policy.

If you make a discretionary additional premium payment that causes the total amount of premiums paid under the Policy to exceed the maximum premiums limitation, we will accept only the portion of the premium which, together with premiums previously paid, equals the maximum premiums limitation, and will return the excess to you. Thereafter, we will not accept any discretionary additional premium payments until allowed by the maximum premiums limitation.

REPAYMENT OF
OUTSTANDING POLICY DEBT

If there is any outstanding Policy Debt on the date we receive a payment (other than an initial or planned premium payment), we will treat the payment first as a repayment of outstanding Policy Debt. (See Repayment of Policy Debt.)

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your premium we allocate to each Investment Subdivision and to the Guarantee Account. You may only direct your premiums and Cash Value to seven Investment Subdivisions at any given time. Allocations to the Guarantee Account count as one of the seven allocations we permit under the Policy. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Premium allocations must be in percentages totaling 100%, and each allocation percentage must at least be 10% of the premium.

Until we approve your application, receive all necessary forms (including any subsequent amendments to the application), and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. We will then allocate your premium during the Initial Investment Period as specified below.

Once we approve your application, receive all necessary forms (including any subsequent amendments to the application), and receive the entire initial premium, we will transfer your premium from the non-interest bearing account. At that point, we will transfer any portion of the initial premium you designated for the Guarantee Account to the Guarantee Account, and we will transfer any portion of the initial premium you designated for the Investment Subdivisions to the Investment Subdivision investing in the Money Market Fund of the GE Investments Funds (the "Money Market Investment Subdivision"). Once allocated, your Policy's Cash Value designated for the Investment Subdivisions will remain in the Money Market Investment Subdivision until the end of the Initial Investment Period. At the end of the Initial Investment Period, we will transfer this amount to the Investment Subdivisions you designated in your application. (The Initial Investment Period ends either on the date we receive at our Home Office a form satisfactory to us and signed by you that you have received and accepted the Policy, or if the Policy is not accepted, when all amounts due are refunded.) We anticipate revising this allocation procedure within the second or third quarter of 2000 to allow immediate allocation to the Investment Subdivisions you choose. The actual practice will be set forth in your Policy.

How Your Cash Value Varies





CASH VALUE

The Cash Value is the entire amount we hold under your Policy for you. The Cash Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Investment Subdivision, the amount held in the Guarantee Account, and the Cash Value held in the General Account to secure Policy Debt. See Loans. We determine Cash Value first on your Policy Date (or on the date we receive your initial premium payment, if later) and after that on each Business Day. Your Cash Value will vary to reflect the performance of the Investment Subdivisions to which you have allocated amounts and interest we credit to the Guarantee Account, and also will vary to reflect Policy Debt, charges for monthly deduction, mortality and expense risk and administrative expense charges, transfers, partial withdrawals, Policy loan interest, and Policy loan repayments. Your Cash Value may be more or less than the premiums you paid.

SURRENDER VALUE

The Surrender Value on a Business Day is the Cash Value reduced by both any surrender charge and any Policy Debt.

INVESTMENT SUBDIVISION VALUES

On any Business Day, the value of an Investment Subdivision equals the number of Investment Subdivision units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to an Investment Subdivision, either by premium allocation, transfer of Cash Value, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Investment Subdivision. We determine the number of units by dividing the amount allocated, transferred or repaid to the Investment Subdivision by the Investment Subdivision's Unit Value for the Business Day when we effect the allocation, transfer or repayment.

The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial withdrawal from the Investment Subdivision, you transfer an amount from the Investment Subdivision, you take a partial withdrawal from the Investment Subdivision, or you surrender the Policy.

UNIT VALUES

We arbitrarily set the Unit Value for each Investment Subdivision at $10 when we established the Investment Subdivision. After that, an Investment Subdivision's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Business Day to the next. We determine Unit Value, after an Investment Subdivision's operations begin, by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for a Valuation Period is (a) divided by (b), minus
(c), where:

(a) is the result of:

  1. the value of the assets at the end of the preceding Valuation Period;
     plus

  2. the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

  3. the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

  4. any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

(b) is the value of the assets in the Investment Subdivision at the end of the preceding Valuation Period; and

(c) is a charge no greater than .0035750% for each day in the Valuation Period. This corresponds to 1.30% per year of the net assets of that Investment Subdivision for mortality and expense risks and administrative expenses.

Transfers

GENERAL

You may transfer all or a portion of your Cash Value between and among the Investment Subdivisions of Separate Account III and the Guarantee Account subject to certain conditions. Once we change our allocation procedure (see Allocating Premiums) we will permit you to make transfers during the free look period. Transfers among the Investment Subdivisions of Separate Account III and from an Investment Subdivision to a Guarantee Account are made as of the end of the Valuation Period that the transfer request is received at our Home Office. Transfers to, from, or among the Investment Subdivisions of Separate Account III may be postponed under certain circumstances. See Requesting Payments.

Transfers from any particular allocation of a Guarantee Account to an Investment Subdivision are restricted, unless you are participating in the Dollar Cost Averaging Program (see Dollar Cost Averaging). You may make such transfers only during the 30 day period beginning with the end of the preceding guarantee period applicable to that particular allocation. We also may limit the amount which may be transferred from the Guarantee Account to the Investment Subdivisions, but we will not limit it to less than 25% of the original allocation, plus any accrued interest on that allocation remaining in the Guarantee Account. Further, we restrict certain transfers from an Investment Subdivision to the Guarantee Account. You may not make any transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

We reserve the right to limit the number of transfers if it is necessary for the Policy to continue to be treated as a life insurance policy by the Internal Revenue Service. We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Cash Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason. There is a charge after the first transfer made in a calendar month. See Transfer Charge.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Investment Subdivision investing in the Money Market Fund of GE Investments Funds (the "Money Market Investment Subdivision") and/or the Guarantee Account (if we issued your Policy on or after May 1, 1995) to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on your application, completing a dollar-cost averaging agreement, or calling our Home Office. To use the dollar-cost averaging program, you may transfer at any time after the Initial Investment Period at least $100 from the Money Market Investment Subdivision and/or the Guarantee Account (if applicable) to any other Investment Subdivision. If any transfer would leave less than $100 in the Money Market Investment Subdivision or the Guarantee Account, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision or Guarantee Account from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. If you elect to participate in the dollar-cost averaging program at issue, we will begin the program on the 5th day of the month immediately following the end of the Initial Investment Period (see "Allocating Premiums" for a description of when this occurs).

There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Cash Value to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages and be at least 10%. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not guarantee a profit or protect against a loss.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Cash Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the managements of those Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

Death Benefits




As long as the Policy remains in force, we will pay the death benefit upon receipt at our Home Office of satisfactory proof of the Insured's death. See Requesting Payments. We will pay the death benefit to the Beneficiary.

AMOUNT OF DEATH BENEFIT PAYABLE

The amount of death benefit payable equals:

 . the greater of: 1) the Specified Amount; or 2) Cash Value multiplied by the applicable corridor percentage as determined using the table of percentages shown below;

 . minus any Policy Debt on that date; and

 . minus the amount of any due and unpaid monthly deductions, if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the death benefit payable. See Incontestability and Misstatement of Age or Sex.

We determine the Specified Amount and Cash Value on the date of the Insured's death. The corridor percentage is 250% until attainment of Age 40 and declines after that as the Insured's Attained Age increases. If the table of percentages currently in effect becomes inconsistent with any Federal income tax laws and/or regulations, we reserve the right to change the table.

                       Table Of Percentages Of Cash Value

Attained      Corridor        Attained        Corridor        Attained        Corridor
  Age        Percentage         Age          Percentage         Age          Percentage
---------------------------------------------------------------------------------------
  0-40          250%             54             157%              68            117%
  41            243%             55             150%              69            116%
  42            236%             56             146%              70            115%
  43            229%             57             142%              71            113%
  44            222%             58             138%              72            111%
  45            215%             59             134%              73            109%
  46            209%             60             130%              74            107%
  47            203%             61             128%           75-90            105%
  48            197%             62             126%              91            104%
  49            191%             63             124%              92            103%
  50            185%             64             122%              93            102%
  51            178%             65             120%              94            101%
  52            171%             66             119%
  53            164%             67             118%

CHANGING THE SPECIFIED AMOUNT

After the first Policy year, you may increase the Specified Amount, provided you have paid the total planned premium for the original Specified Amount. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. See Cost of Insurance. Any change in the Specified Amount will affect the maximum premiums limitation.

To apply for an increase, you must complete a supplemental application and submit evidence of insurability satisfactory to us. When you request the increase, the Insured must be of the same or better risk class as at the time we issued the Policy. Any approved increase will become effective on the date shown in the supplemental Policy data page.

For an increase in the Specified Amount to become effective, you must make an additional premium payment. This payment will depend upon the amount of the increase requested and the Attained Age, sex (where appropriate), and risk class of the Insured. The required additional premium payment will be the lesser of (a) or (b), where (a) is the increase in the single premium due to the increase in the Specified Amount and (b) is the maximum limitation allowed immediately after the increase in Specified Amount, less the total premiums paid to date. The minimum increase in Specified Amount that we will allow is one which requires a $1,000 additional premium payment.

A partial withdrawal will reduce the Specified Amount. The amount of the reduction will be that which the partial withdrawal amount would purchase if paid as a single premium on the date of the withdrawal.

A change in your Specified Amount may have Federal tax consequences. See Tax Considerations.

Surrenders And Partial Withdrawals




SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies. The Policy will terminate on the Business Day we receive your request at our Home Office, and you will not be able to reinstate it.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy within 9 Policy years of any premium payment. A surrender may have adverse tax consequences. (See Tax Considerations.)

PARTIAL WITHDRAWALS

After the first Policy year, you may make one partial withdrawal each Policy year (until the maturity date). You may withdraw up to the amount of your Cash Value which exceeds the sum of the premiums paid and outstanding Policy Debt.

We will deduct a processing fee from each partial withdrawal. See Partial Withdrawal Processing Fee. No surrender charge will apply.

When you request a partial withdrawal, you can direct how we deduct the withdrawal from your Cash Value. If you provide no directions, we will deduct the partial withdrawal first from the Investment Subdivisions on a pro-rata basis, in proportion to the Cash Value in each Investment Subdivision. We will deduct any remaining amount from the Guarantee Account, starting with the amounts that have been in the Guarantee Account for the longest period of time.

EFFECT OF PARTIAL WITHDRAWALS ON CASH VALUE AND DEATH BENEFIT PROCEEDS



A partial withdrawal will reduce the Cash Value by the amount of the partial withdrawal. A partial withdrawal will reduce the death benefit Proceeds by the amount which the partial withdrawal amount would purchase if paid as a single premium on the date of the withdrawal.

Loans




GENERAL

You may borrow up to the following amount:

 . 90% of the difference between your Cash Value at the end of the Valuation
  Period during which we received your loan request and any surrender charges on the date of the loan;

 . less any outstanding Policy Debt.

You may request Policy loans by writing our Home Office. The minimum loan amount is $500.

When we make a loan, we transfer an amount equal to the loan proceeds from your Cash Value in Separate Account III and the Guarantee Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it first on a pro-rata basis from each Investment Subdivision in which you have invested; then we will take the amount from the amounts you allocated to the Guarantee Account starting with the amounts that have been in the Guarantee Account for the longest period of time. We will pay interest at an annual rate of at least 4% on the amount transferred to the General Account.

INTEREST RATE CREDITED

Currently, we credit interest at an annual rate of 6% for that part of the General Account Cash Value up to an amount equal to the Cash Value less the total of all premium payments made. We credit an annual rate of 4% to that part of the General Account Cash Value in excess of the above amount. For purposes of crediting these two rates of interest, we will use the Cash Value as calculated on the preceding Monthly Anniversary Day. We reserve the right to decrease, at our discretion, the rate of interest we credit to any portion of General Account Cash Value to an annual rate of not less than 4%. On each Policy anniversary, the interest earned since the preceding Policy anniversary will be credited and transferred to Separate Account III and/or the Guarantee Account. Absent written instructions, we will allocate this amount among the Investment Subdivisions and/or the Guarantee Account in the same manner as Policy loans are allocated.

INTEREST RATE CHARGED

We will charge interest daily on any outstanding Policy loan at a maximum effective annual rate of 6%. Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. Absent written instructions, we transfer the interest due first on a pro-rata basis from each Investment Subdivision in which you have invested; then we will take the remaining interest due from the amounts you allocated to the Guarantee Account, starting with the amounts that have been in the Guarantee Account for the longest period of time.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while the Insured is living and the Policy is in force. We will treat any payments by you (other than initial or planned premiums) first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment. See Premiums.

When you repay a loan, we transfer an amount equal to the repayment from our General Account to Separate Account III and/or the Guarantee Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for premium allocations.

You must send loan repayments to our Home Office. We will credit the repayments as of the date we receive them.

EFFECT OF POLICY LOANS

A Policy loan affects the Policy, because we reduce the death benefit Proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the death benefit Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. This amount is not affected by Separate Account III's investment performance or the interest we credit on the Guarantee Account. Amounts transferred from Separate Account III as collateral will affect the Cash Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of Separate Account III.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See Tax Considerations.

We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Cash Value less applicable surrender charges. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination



PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Day, the Surrender Value of your Policy is too low to cover the monthly deduction, a Policy will be in default and a grace period will begin. In that case, we will mail you notice of the premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.

So long as there is outstanding Policy Debt, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Policy Debt as a repayment of Policy Debt and not as an additional premium payment. If we treat a payment as a repayment of outstanding Policy Debt, we will transfer the amount of Cash Value held in our General Account (as security for that part of the Policy Debt being repaid) into Separate Account III and/or the Guarantee Account, which increases the Surrender Value of the Policy, thereby preventing termination.

YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

If the Insured should die during the grace period before you pay the required premium, the death benefit will still be payable to the Beneficiary, although we will reduce the amount of the death benefit Proceeds by the amount of any due and unpaid monthly deductions and by any outstanding Policy Debt. If you have not paid the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy and it is before the Maturity Date, you may reinstate your Policy within three years after termination, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your Policy for further information. Any Policy Debt that existed at the end of the grace period will be reinstated if not paid. On the date of reinstatement, the Cash Value less any outstanding Policy Debt will be allocated to the Investment Subdivisions of Separate Account III and/or the Guarantee Account.

Payments and Telephone Transactions


REQUESTING PAYMENTS

You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any Proceeds, loan proceeds or surrender or partial withdrawal Proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the death benefit Proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay your death benefit Proceeds in a lump sum or under an optional payment plan. See Optional Payment Plans.

Any death benefit Proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce death benefit Proceeds by any outstanding Policy Debt and any due and unpaid monthly deductions.

We may delay making a payment or processing a transfer request if:

 . the disposal or valuation of Separate Account III's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

 . the SEC by order permits postponement of payment to protect our Policy
  Owners.

We also may defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guarantee Account for up to six months. We will not defer payments if the law requires us to pay earlier, or if the amount payable is to be used to pay premiums on policies with us.

TELEPHONE TRANSACTIONS

You may make certain requests under the Policy by telephone provided you sent us written authorization at our Home Office. These include requests for transfers, changes in premium allocation designations, dollar-cost averaging changes and changes in the portfolio rebalancing program. Our Home Office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. Your request for telephone transactions authorizes us to record telephone calls. If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, if we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

Tax Considerations




FEDERAL TAX MATTERS


Introduction

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAX STATUS OF THE POLICY

Federal income tax law generally grants favorable treatment to life insurance: the proceeds paid on the death of the insured are excluded from the gross income of the beneficiary, and the Owner is not taxed on increases in the cash value unless amounts are distributed while the Insured is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit.

We will monitor the premiums paid for your Policy to keep them within the tax law's limit. However, for your Policy to receive favorable tax treatment as life insurance, two other requirements must be met:

 . The investments of Separate Account III must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

 . your right to choose particular investments for a Policy must be limited.

Investments in Separate Account III must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of Separate Account III, including the assets of the Funds in which Separate Account III invests, are "adequately diversified." If Separate Account III fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Cash Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Separate Account III will be considered "adequately diversified."

Restrictions on the extent to which you can direct the investment of Cash Values. Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate Cash Values among the

Funds may exceed those limits. If so, you would be treated as the owner of a portion of the assets of Separate Account III and thus subject to current taxation on the income and gains from those assets.

The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of Separate Account III.

No guarantees regarding tax treatment: The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Cash Value until there is a distribution from your Policy.

TAX TREATMENT OF POLICIES -- GENERAL

Death Proceeds and Cash Value increases: A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:

 . Death Proceeds are excludable from the gross income of the Beneficiary.

 . You are not taxed on increases in the Cash Value unless amounts are distributed from the Policy while the Insured is alive.

 . The taxation of amounts distributed while the Insured is alive--and, in particular, partial withdrawals and loans--depends upon whether your Policy is a "modified endowment contract." A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. The term "modified endowment contract," or "MEC," is defined below.

TAX TREATMENT OF MODIFIED ENDOWMENT CONTRACTS

Definition of a "modified endowment contract:" A Policy will be classified as a MEC if either of the following is true:

 . If premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid MEC treatment under the 7-pay test.

 . If the Policy is received in exchange for another policy that is a MEC.

In most cases, this Policy will constitute a MEC.

Tax treatment of distributions, including loans, from MECs: If a Policy is classified as a MEC, the following special rules apply:

 . A withdrawal will be taxable to you to the extent that the Cash Value exceeds your "investment in the contract," as defined below.

 . A full surrender and any maturity benefits paid will be taxable to the extent the amount received plus Policy Debt exceeds your investment in the contract.

 . A loan from the Policy (together with any unpaid interest included in Policy
  Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a withdrawal.

 . A penalty tax of 10% will be imposed on the amount of any full surrender or partial withdrawal, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

 (1) after you attain age 59 1/2,

 (2) because you have become disabled, within the meaning of the tax law, or

 (3) in substantially equal periodic payments over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

You will be taxed on income from this Policy at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

Special rules if you own more than one MEC: All MECs that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

Interpretative issues: The tax law's rules relating to MECs are complex and open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding changes in coverage under or distributions from your Policy.

TAX TREATMENT OF POLICIES THAT ARE NOT MECS

Partial withdrawals and full surrenders and maturity proceeds: If your Policy is not a MEC, you will generally pay tax on the amount of a partial withdrawal only to the extent it exceeds your "investment in the contract". Similarly, full surrenders and maturity proceeds are taxable to the extent the amount received plus Policy Debt exceeds your "investment in the contract".

Loans: A loan received under a non-MEC Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes if any of your Policy loan is attributable to Cash Value in excess of premium payments made. If your Policy terminates (by a full surrender or by a lapse) while the Insured is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received in cash exceeds your investment in the contract.

OTHER TAX RULES APPLICABLE TO THE POLICIES

Special rule for certain cash distributions in the first 15 Policy years: During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the death Proceeds (e.g., by decreasing the Policy's Specified Amount) at the same time, you may be required to pay tax on all or part of the cash payment, even if it is less than your investment in the contract. This also may occur if we distribute cash to you up to two years before the Proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Cash Value exceeds your investment in the contract.

Loan interest: Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

Loss of interest deduction where Policies are held by or for the benefit of corporations, trusts, etc. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:

 . a 20% owner of the entity, or

 . an officer, director, or employee of the trade or business,

at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax advisor.

Optional payment plans: If death Proceeds under the Policy are paid under one of the optional payment plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the death Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.

Other considerations: The right to exchange the Policy for a permanent fixed benefit policy (see "Exchange Privilege"), the right to change Owners (see "Change of Owner"), and changes reducing future amounts of death Proceeds may have tax consequences depending upon the circumstances of each exchange or change.

INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, the recipient may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in Separate Account III. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by Separate Account III, we may impose a charge for those taxes.

We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to Separate Account III.

CHANGES IN THE LAW AND OTHER CONSIDERATIONS

This discussion is based on our understanding of the Federal income tax law existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a competent tax advisor.

Other Policy Information




EXCHANGE PRIVILEGE

During the first 24 Policy Months, you may convert the Policy to a permanent fixed benefit Policy. The amount of your new policy will be the Specified Amount of this Policy on the date of the exchange. We will base premiums on the same Age at issue and risk classification of the Insured as the existing Policy. The conversion will be subject to an equitable adjustment in payments and Cash Value to reflect variances, if any, in the payments and Cash Value under the existing Policy and the new Policy. See your Policy for further information.

BENEFITS AT MATURITY

If your Policy is in effect at the maturity date, we will pay you your Policy's Cash Value less any outstanding Policy Debt. This is your Policy's maturity value. We may pay benefits at maturity in a lump sum or under an optional payment plan. The maturity date is shown in your Policy.

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five optional payment plans as alternatives to the payment of a death benefit Proceeds or Surrender Value in a lump sum:

Plan 1 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at a yearly rate of 3%. We will pay the discounted amounts in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount we pay each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

Plan 5 -- Joint Life and Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at a yearly rate of 3%. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

In selecting an optional payment plan: (1) the payee under a plan cannot be a corporation, association or fiduciary; (2) the Proceeds applied under a plan must be at least $10,000; and (3) the amount of each payment under a plan must be at least $50.

You may select an optional payment plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an optional payment plan to our General Account. Payments under an optional payment plan will not vary with the investment performance of Separate Account III because they are forms of fixed-benefit annuities. Amounts allocated to an optional payment plan will earn interest of at least 3.0% compounded annually. Certain conditions and restrictions apply to payments received under an optional payment plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date or effective date of the increase.

SUICIDE EXCLUSION

If the Insured commits suicide while sane or insane within two years of the Policy Date, we will limit the death benefit Proceeds we pay under the Policy to all premiums paid (other than those required for an increase in Specified Amount and those applied to repay Policy Debt), less outstanding Policy Debt and less amounts paid upon partial withdrawal of the Policy.

If the Insured commits suicide while sane or insane within two years after the effective date of an increase in the Specified Amount, we will limit the death benefit Proceeds with respect to the increase. The death benefit thus limited will equal the additional premium payment required for the increase.

MISSTATEMENT OF AGE OR SEX

We will adjust the Proceeds if you misstated the Insured's Age or sex in your application.

WRITTEN NOTICE

You should send any written notice to us at our Home Office. The notice should include the Policy number and the Insured's full name. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUSTEE

If you name a trustee as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the
Code:

 . to make the Policy, our operations, or the operation of Separate Account III to conform with any law or regulation issued by any government agency to which they are subject; or

 . to reflect a change in the operation of Separate Account III, if allowed by the Policy.

Only the President or Vice President of GE Life & Annuity has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An officer of GE Life & Annuity must sign all endorsements, amendments, or riders to be valid.

REPORTS

We maintain records and accounts of all transactions involving the Policy, Separate Account III and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy. The report will show:

 . Specified Amount;

 . the Cash Value in each Investment Subdivision and the Guarantee Account;

 . the Surrender Value;

 . Policy Debt; and

 . premiums paid and charges made during the Policy year.

We also will send you an annual and a semi-annual report for each Fund underlying an Investment Subdivision to which you have allocated Cash Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or make partial withdrawals, you will receive a written confirmation of these transactions.

CHANGE OF OWNER

You may change the Owner of the Policy by sending a written request on a form satisfactory to us to our Home Office while the Insured is alive and the Policy is in force. The change will take effect the date you sign the written request, but the change will not affect any action we have taken before we receive the written request. A change of Owner does not change the Beneficiary designation.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We intend to reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS

GE Life & Annuity, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, GE Life & Annuity believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Separate Account III.

Additional Information



SALE OF THE POLICIES
Policies are sold by appropriately licensed agents who we appoint to solicit applications on our behalf. These agents are also registered representatives of Capital Brokerage Corporation, the principal underwriter of the Policies, or of broker/dealers who have entered into written sales agreements with the principal underwriter. One of these broker/dealers is Terra Securities Corporation, which is an affiliate of ours.

Capital Brokerage Corporation, a Washington corporation, located at 6630 W. Broad Street, Richmond, Virginia 23230, is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (Capital Brokerage Corporation does business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation.) Capital Brokerage Corporation also serves as principal underwriter for other variable life insurance and variable annuity policies we issue. However, Capital Brokerage Corporation has not retained any amounts for acting as principal underwriter of these other policies.

We pay sales commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. The broker/dealer may receive aggregate commissions of up 7.0% of your aggregate premium payments. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker/dealer with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees against the Janus Aspen Series (Service Shares) as compensation for providing certain distribution and shareholder support services.


LEGAL MATTERS
The legal matters in connection with the Policy described in this prospectus have been passed on by Patricia L. Dysart, Associate General Counsel and Assistant Vice President of GE Life & Annuity. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on matters relating to the Federal securities laws.


EXPERTS
The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and the financial statements of GE Life & Annuity Separate Account III, as of December 31, 1999 and for each of the years or lesser periods in the three-year period ended December 31, 1999, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 21, 2000 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.


ACTUARIAL MATTERS
Actuarial matters included in this prospectus have been examined by Paul Haley, an actuary of GE Life & Annuity, whose opinion we filed as an exhibit to the registration statement.


FINANCIAL STATEMENTS
You should distinguish the consolidated financial statements of GE Life & Annuity and subsidiary included in this prospectus from the financial statements of Separate Account III. Please consider the financial statements of GE Life & Annuity only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of GE Life & Annuity and subsidiary as affecting the investment performance of the assets held in Separate Account III.

EXECUTIVE OFFICERS AND DIRECTORS
We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.

                           Positions and Offices with Depositor for Last Five
 Name                                             years
-------------------------------------------------------------------------------
 Michael D. Fraizer      Chairman of the Board and Chief Executive Officer of
                         GE Financial Assurance, since 1996; President of GE
                         Capital Commercial Real Estate. 1993-1996

 Pamela S. Schutz        President, GE Life & Annuity since 5/98; President of
                         The Harvest Life Insurance Company 9/97-12/98;
                         President, GE Capital Realty Group 2/78-5/97. Senior
                         Vice President, Investments, GE Life & Annuity, since
                         1999; Director, GE Life & Annuity, since 5/96;
                         Director, GNA, since 4/94.

 Selwyn L. Flournoy, Jr. Director, GE Life & Annuity since 5/89; Senior Vice
                         President, GE Life & Annuity, since 1980; Chief
                         Financial Officer 1980-1998.

 Victor C. Moses         Senior Vice President, Investments, GE Life & Annuity,
                         since 1999; Director GE Life & Annuity, since 5/96;
                         Director, GNA, since 4/94. Senior Vice President,
                         Business Development and Chief Actuary of GNA since
                         May, 1993.

 Thomas M. Stinson       Director and Senior Vice President, GE Life and
                         Annuity Assurance Company, since 4/00. President;
                         Personal Financial Services, General Manager, Home
                         Depot Credit Card Services 1996-1999.

 Leon E. Roday           Senior Vice President & Director, GE Life & Annuity
                         since 6/99; Senior Vice President & Director, GE
                         Financial Assurance since 1996. LeBoeuf, Lamb, Greene
                         & MacRae, L.L.P. 1982-1996.

 Geoffrey S. Stiff       Senior Vice President, GE Life & Annuity, since 3/99;
                         Director, GE Life & Annuity, since 5/96; Vice
                         President, GE Life & Annuity 5/96-3/99; Director of
                         GNA since April, 1994; Senior Vice President, Chief
                         Financial Officer and Treasurer of GNA since May,
                         1993; Senior Vice President, Controller and Treasurer
                         of GNA Investors Trust since 1993.

 Donita M. King          Senior Vice President, General Counsel and Secretary,
                         GE Life & Annuity since 3/99; Assistant General
                         Counsel, Prudential Insurance Company of America,
                         3/89-3/99.

 Richard P. McKenney     Manager of Finance since 10/96, GE Financial
                         Assurance/GE Life and Annuity Assurance Company; Chief
                         Financial Officer since 10/98; GE Capital Audit Staff
                         Manager, 8/95-10/96; GE Corporate Audit Staff, 7/93-
                         8/95.

 Gary T. Prizzia         Treasurer, GE Life and Annuity Assurance/GE Financial
                         Assurance Company since 1/00. Treasurer/Risk Manager,
                         Budapest Bank, 10/96-01/00.

 Kelly L. Groh           Vice President and Controller/Sr. Finance Analyst, GE
                         Life and Annuity Assurance Company since 3/96; Staff
                         Accountant, Price Waterhouse, 9/90-3/96.
-------------------------------------------------------------------------------

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Fraizer and Mr. Roday is GE Life and Annuity Assurance Company, 6604 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Stinson is GE Life and Annuity Assurance Company, 6630 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Moses is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101.

The principal business address for Mr. Prizzia is GE Life and Annuity Assurance Company, 6620 W. Broad Street, Richmond, Virginia 23230.



OTHER INFORMATION
We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about Separate Account III, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Hypothetical Illustrations

The following tables illustrate how the death benefits, Cash Values and Surrender Values of a Policy change with the investment experience of Separate Account III and with changes in the cost of insurance charges. The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all premiums are allocated to Separate Account III, and if no Policy loans, partial withdrawals or transfer requests have been made. The tables are also based on the assumption that the Policyowner has not requested an increase in the Specified Amount of the Policy.

The tables illustrate a Policy issued to a male, age 55, with a total planned premium of $50,000. The first two illustrations show a single premium of $50,000 paid at issue, with no further premiums. The third, fourth, fifth and sixth illustrations show an annual premium of $10,000 payable for five years, with no further premiums. The specified insurance amount for the first four illustrations is $141,964. Because the fifth and sixth illustrations show a rating of 200% (substandard), the specified insurance amount is $125,475. The second column of each illustration shows the accumulated value of the premiums paid at the stated interest rate. The remaining columns illustrate the death benefit, Cash Value and Surrender Value of a Policy over the designated period under varying assumptions of investment rates of return and cost of insurance charges. Death benefits, cash and surrender values also take into account charges deducted from premium payments. (See Charges and Deductions.)

The guaranteed cost of insurance charges allowable under the Policy (shown in the illustrations as "maximum") are based upon the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for any substandard rating class. These guaranteed charges are used to determine the maximum monthly deduction for cost of insurance. GE Life & Annuity currently deducts lower cost of insurance charges (shown in the illustrations as "current") and anticipates deducting these charges for the foreseeable future.

The current cost of insurance charge equals the current cost of insurance rate multiplied by the net amount at risk under the Policy. Policies qualifying for the Preferred Funding Risk Class may have a lower cost of insurance charge. (See Cost of Insurance provision of the prospectus.)

The illustration columns using the guaranteed cost of insurance charges will show the minimum values that would be available under the Policy's terms based on the assumed investment rates of return of 0%, 6% or 12%. The death benefits, Cash Values and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6% or 12%, over a period of years, but fluctuated above and below those averages for individual Policy years.

The illustration columns using the cost of insurance charges currently deducted by GE Life & Annuity assume those current cost of insurance charges are continued for the entire period indicated. Although GE Life & Annuity currently makes deductions for cost of insurance based upon the current charges, and anticipates continuing such practice for the foreseeable future, THERE IS NO GUARANTEE THAT SUCH CHARGES WILL BE CONTINUED. At the discretion of GE Life & Annuity, the charges could be increased or decreased, based upon its estimate of expected mortality. Thus, the values in the illustrations using current cost of insurance charges indicate values that would be available, assuming the stated investment rates of return, if the current cost of insurance charges are continued. THOSE COLUMNS DO NOT ILLUSTRATE VALUES THAT WOULD BE GUARANTEED IF THE HYPOTHETICAL INVESTMENT RATES OF RETURN WERE EARNED.

The amounts shown for the death benefit, Cash Values and Surrender Values reflect the fact that the net investment return of the Investment Subdivision is lower than the gross, after-tax return on the assets held in the particular Fund as a result of expenses paid by it and charges levied against the Investment Subdivision. The illustrations take into account a charge of 0.66%, which represents the average investment advisory fee of the Funds, and a charge of 0.12%, which represents the average annual other expenses of the Funds. Assumed charges for fees and other expenses, as an annual percentage of the average daily net assets of the Funds, are based on the actual fees and expenses incurred by the funds in 1999, or on estimates as described below. Actual fees and expenses charged to a Policy will depend on the Investment Subdivisions chosen by the Policyowner. The illustrations also take into account the daily charges by GE Life & Annuity to an Investment Subdivision for assuming mortality and expense risks and administrative expenses, which is equivalent to a charge at an annual rate of 1.30% of the net assets of the Investment Subdivision. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -2.08%, 3.92% and 10.92%, respectively.

The annual expenses used for all the funds in these illustrations are net of certain reimbursements and fee waivers by the Funds' investment advisors. GE Life & Annuity cannot guarantee that the reimbursements and fee waivers will continue.

All of the information used to determine average fees and expenses for the illustrations was provided by the Funds. In some cases, estimates were substituted by the Funds for the actual fees and expenses. GE Life & Annuity does not represent that such estimates are true and complete, and has not independently verified these figures.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against Separate Account III, since GE Life & Annuity is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits and Cash Values illustrated. (See Federal Tax Matters.)

The tables also do not reflect any reduction in sales charges available to certain groups (See Reduction in Charges for Group Sales); if the reduced charges were illustrated they would show increased Cash Values.

Upon request, GE Life & Annuity will provide a comparable illustration based upon the proposed Insured's age, sex, where appropriate, and risk class and the proposed premium payments.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $141,964
Rating 100% (Standard)                 Initial Premium                    $50,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical  6% Assumed Hypothetical   12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment    Gross Annual Investment
         Premiums     Return with Maximum      Return with Maximum        Return with Maximum
        Accumulated      Charges (2)(3)           Charges (2)(3)            Charges (2)(3)
End of     At 5%    ------------------------ ------------------------ ---------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash     Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value   Benefit
-------------------------------------------------------------------------------------------------
1          52,500    44,754   47,754 141,964  47,722   50,722 141,964   50,691   53,691   141,964
2          55,125    42,449   45,449 141,964  48,384   51,384 141,964   54,680   57,680   141,964
3          57,881    40,076   43,076 141,964  48,981   51,981 141,964   59,003   62,003   141,964
4          60,775    37,625   40,625 141,964  49,503   52,503 141,964   63,700   66,700   141,964
5          63,814    35,582   38,082 141,964  50,441   52,941 141,964   69,315   71,815   141,964
6          67,005    33,429   35,429 141,964  51,281   53,281 141,964   75,399   77,399   141,964
7          70,355    31,143   32,643 141,964  52,003   53,503 141,964   82,010   83,510   141,964
8          73,873    28,696   29,696 141,964  52,584   53,584 141,964   89,214   90,214   141,964
9          77,566    26,053   26,553 141,964  52,997   53,497 141,964   97,092   97,592   141,964
10         81,445    23,177   23,177 141,964  53,212   53,212 141,964  105,745  105,745   141,964
15        103,946     1,743    1,743 141,964  49,166   49,166 141,964  164,710  164,710   191,064
20        132,665       *       *       *     32,610   32,610 141,964  257,676  257,676   275,713
25        169,318       *       *       *        *       *       *     405,770  405,770   426,059
30        216,097       *       *       *        *       *       *     632,167  632,167   663,775
35        275,801       *       *       *        *       *       *     968,191  968,191 1,016,600
-------------------------------------------------------------------------------------------------

* Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume a single premium of $50,000 with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or partial withdrawals have been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in same cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.08%, 3.92%, and 10.92%. The death benefit and Cash Value for a Policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $141,964
Rating 100% (Standard)                 Initial Premium                    $50,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Current       Return with Current         Return with Current
        Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
1          52,500    45,424   48,424 141,964   48,391   51,391 141,964    51,358    54,358   141,964
2          55,125    43,898   46,898 141,964   49,821   52,821 141,964    56,101    59,101   141,964
3          57,881    42,419   45,419 141,964   51,291   54,291 141,964    61,270    64,270   141,964
4          60,775    40,988   43,988 141,964   52,801   55,801 141,964    66,917    69,917   141,964
5          63,814    40,101   42,601 141,964   54,853   57,353 141,964    73,593    76,093   141,964
6          67,005    39,258   41,258 141,964   56,949   58,949 141,964    80,851    82,851   141,964
7          70,355    38,458   39,958 141,964   59,089   60,589 141,964    88,724    90,224   141,964
8          73,873    37,698   38,698 141,964   61,275   62,275 141,964    97,281    98,281   141,964
9          77,566    36,978   37,478 141,964   63,508   64,008 141,964   106,603   107,103   141,964
10         81,445    36,297   36,297 141,964   65,788   65,788 141,964   116,792   116,792   142,486
15        103,946    31,710   31,710 141,964   77,377   77,377 141,964   183,846   183,846   213,262
20        132,665    27,703   27,703 141,964   91,007   91,007 141,964   287,614   287,614   307,747
25        169,318    24,202   24,202 141,964  107,039  107,039 141,964   452,915   452,915   475,561
30        216,097    21,143   21,143 141,964  125,894  125,894 141,964   706,685   706,685   742,019
35        275,801    18,471   18,471 141,964  148,070  148,070 155,474 1,100,467 1,100,467 1,155,491
----------------------------------------------------------------------------------------------------

(1) The values illustrated assume a single premium of $50,000 with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.08%, 3.92%, and 9.92%. The death benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by Life of Virginia or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $141,964
Rating 100% (Standard)                 Initial Premium                    $10,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Maximum      Return with Maximum       Return with Maximum
        Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ------------------------ ------------------------ -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
-----------------------------------------------------------------------------------------------
1          10,500     7,769    8,369 141,964   8,324    8,924 141,964    8,880    9,480 141,964
2          21,525    15,287   16,487 141,964  16,923   18,123 141,964   18,629   19,829 141,964
3          33,101    22,567   24,367 141,964  25,824   27,624 141,964   29,357   31,157 141,964
4          45,256    29,623   32,023 141,964  35,054   37,454 141,964   41,186   43,586 141,964
5          58,019    36,565   39,465 141,964  44,742   47,642 141,964   54,357   57,257 141,964
6          60,920    34,098   36,798 141,964  45,012   47,712 141,964   58,517   61,217 141,964
7          63,966    31,601   34,001 141,964  45,242   47,642 141,964   63,095   65,495 141,964
8          67,164    29,045   31,045 141,964  45,405   47,405 141,964   68,125   70,125 141,964
9          70,523    26,395   27,895 141,964  45,471   46,971 141,964   73,648   75,148 141,964
10         74,049    23,516   24,516 141,964  45,304   46,304 141,964   79,616   80,616 141,964
15         94,507     2,935    2,935 141,964  38,784   38,784 141,964  119,507  119,507 141,964
20        120,618       *       *       *     16,494   16,494 141,964  186,893  186,893 199,976
25        153,942       *       *       *        *       *       *     294,307  294,307 309,022
30        196,473       *       *       *        *       *       *     458,513  458,513 481,439
35        250,755       *       *       *        *       *       *     702,233  702,233 737,345
-----------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume five annual premiums of $10,000 paid at the beginning of each year, with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or partial withdrawals have been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.08%, 3.92%, and 10.92%. The death benefit and Cash Value for a Policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $141,964
Rating 100% (Standard)                 Initial Premium                    $10,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical   6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Current       Return with Current       Return with Current
        Accumulated      Charges (2)(3)           Charges (2)(3)            Charges (2)(3)
End of     At 5%    ------------------------ ------------------------- -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value    Value  Benefit
------------------------------------------------------------------------------------------------
1          10,500     9,051    9,651 141,964    9,642   10,242 141,964   10,234   10,834 141,964
2          21,525    17,765   18,965 141,964   19,533   20,733 141,964   21,370   22,570 141,964
3          33,101    26,154   27,954 141,964   29,677   31,477 141,964   33,485   35,285 141,964
4          45,256    34,229   36,629 141,964   40,082   42,482 141,964   46,664   49,064 141,964
5          58,019    42,259   45,159 141,964   51,042   53,942 141,964   61,313   64,213 141,964
6          60,920    41,035   43,735 141,964   52,743   55,443 141,964   67,110   69,810 141,964
7          63,966    39,957   42,357 141,964   54,585   56,985 141,964   73,496   75,896 141,964
8          67,164    39,022   41,022 141,964   56,571   58,571 141,964   80,514   82,514 141,964
9          70,523    38,229   39,729 141,964   58,700   60,200 141,964   88,217   89,717 141,964
10         74,049    37,476   38,476 141,964   60,875   61,875 141,964   96,571   97,571 141,964
15         94,507    33,267   33,267 141,964   72,067   72,067 141,964  151,518  151,518 175,760
20        120,618    29,063   29,063 141,964   84,761   84,761 141,964  237,038  237,038 253,631
25        153,942    25,390   25,390 141,964   99,692   99,692 141,964  373,272  373,272 391,935
30        196,473    22,181   22,181 141,964  117,253  117,253 141,964  582,417  582,417 611,538
35        250,755    19,378   19,378 141,964  137,908  137,908 144,803  906,954  906,954 952,302
------------------------------------------------------------------------------------------------

(1) The values illustrated assume five annual premiums of $10,000 paid at the beginning of each year, with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or partial withdrawals have been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges or expense charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.08%, 3.92%, and 10.92%. The death benefit and Cash Value for a Policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $125,475
Rating 200% (Substandard)              Initial Premium                    $10,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Maximum      Return with Maximum       Return with Maximum
        Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ------------------------ ------------------------ -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
-----------------------------------------------------------------------------------------------
1          10,500     6,727    7,327 125,475   7,251    7,851 125,475    7,776    8,376 125,475
2          21,525    13,200   14,400 125,475  14,718   15,918 125,475   16,303   17,503 125,475
3          33,101    19,439   21,239 125,475  22,439   24,239 125,475   25,703   27,503 125,475
4          45,256    25,460   27,860 125,475  30,452   32,852 125,475   36,111   38,511 125,475
5          58,019    31,377   34,277 125,475  38,901   41,801 125,475   47,791   50,691 125,475
6          60,920    27,734   30,434 125,475  37,750   40,450 125,475   50,240   52,940 125,475
7          63,966    23,879   26,279 125,475  36,344   38,744 125,475   52,854   55,254 125,475
8          67,164    19,744   21,744 125,475  34,613   36,613 125,475   55,630   57,630 125,475
9          70,523    15,246   16,746 125,475  32,467   33,967 125,475   58,559   60,059 125,475
10         74,049    10,190   11,190 125,475  29,701   30,701 125,475   61,539   62,539 125,475
15         94,507       *       *       *        160      160 125,475   77,480   77,480 125,475
20        120,618       *       *       *        *       *       *     101,151  101,151 125,475
25        153,942       *       *       *        *       *       *     151,503  151,503 159,079
30        196,473       *       *       *        *       *       *     229,158  229,158 240,616
35        250,755       *       *       *        *       *       *     334,961  334,961 351,709
-----------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume five annual premiums of $10,000 paid at the beginning of each year, with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or partial withdrawals have been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.08%, 3.92%, and 10.92%. The death benefit and Cash Value for a Policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $125,475
Rating 200% (Substandard)              Initial Premium                    $10,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Current      Return with Current       Return with Current
        Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ------------------------ ------------------------ -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
-----------------------------------------------------------------------------------------------
1          10,500     8,303    8,903 125,475   8,875    9,475 125,475    9,447   10,047 125,475
2          21,525    16,368   17,568 125,475  18,069   19,269 125,475   19,839   21,039 125,475
3          33,101    24,209   26,009 125,475  27,607   29,407 125,475   31,289   33,089 125,475
4          45,256    31,835   34,235 125,475  37,514   39,914 125,475   43,916   46,316 125,475
5          58,019    39,358   42,258 125,475  47,918   50,818 125,475   57,963   60,863 125,475
6          60,920    37,535   40,235 125,475  48,992   51,692 125,475   63,127   65,827 125,475
7          63,966    35,663   38,063 125,475  50,050   52,450 125,475   68,792   71,192 125,475
8          67,164    33,704   35,704 125,475  51,063   53,036 125,475   75,007   77,007 125,475
9          70,523    31,612   33,112 125,475  51,996   53,496 125,475   81,832   83,332 125,475
10         74,049    29,236   30,236 125,475  52,713   53,713 125,475   89,246   90,246 125,475
15         94,507     3,864    3,864 125,475  46,600   46,600 125,475  137,341  137,341 159,316
20        120,618       *       *       *      4,337    4,377 125,475  209,471  209,471 224,133
25        153,942       *       *       *        *       *       *     323,706  323,706 339,891
30        196,473       *       *       *        *       *       *     489,626  489,626 514,108
35        250,755       *       *       *        *       *       *     715,691  715,691 751,475
-----------------------------------------------------------------------------------------------

* Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume five annual premiums of $10,000 paid at the beginning of each year, with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges or were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.08%, 3.92%, and 10.92%. The death benefit and Cash Value for a Policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                                  APPENDIX A

             MATTERS RELATING TO POLICIES ISSUED PRIOR TO 11/14/95

If we issued your Policy before November 14, 1995, the provisions of your Policy differ somewhat from those provisions described earlier in this Prospectus. Please read this Appendix along with the Prospectus to determine your rights and benefits.

 .  pg. 8-10--Policy Summary

  Please keep in mind that we designed the Policies we issued on or before November 14, 1995 to operate generally as single premium Policies; the minimum initial premium of those Policies was $5,000. References to additional premium payments should be deleted. In addition, references to minimum first-year planned premium, wherever they appear in the Prospectus, should be replaced with references to the minimum initial premium; specifically, the minimum initial premium you must pay for us to issue a Policy is $5,000.

  The Policies we issued before November 14, 1995 utilized only one underwriting class with respect to Insureds, and imposed a current cost of insurance charge at a rate equivalent to an annual rate of 0.55% of a Policy's Cash Value in Separate Account III. We determined the initial Specified Amount in part by the initial premium paid. Please delete any references to multiple risk classes.

 .  pg. 27--Charges and Deductions

  Please replace third paragraph under Cost of Insurance with the following:

    We make a deduction on each Monthly Anniversary Day to compensate us for the cost of insurance. We currently deduct the cost of insurance charge at a rate equivalent to an annual rate of .55% of your Cash Value in Separate Account III.

 .  pg. 29--The Policy

  Please replace the second through the fourth sentences in the first paragraph under Applying for a Policy with the following:

    The initial premium is due on or before the Policy Date. The initial premium is the guideline single premium for life insurance as determined in the Internal Revenue Code. We will state this amount on your Policy data pages. The minimum initial premium is $5,000. All premiums are payable to GE Life and Annuity Assurance Company at its Home Office.

 .  pg. 30--Premiums

  Please insert the following after the first sentence in the first paragraph under General:

    While we designed this Policy to operate generally as a single premium policy, it does offer an additional premium payment option (so long as there is no outstanding Policy Debt), which provides limited premium flexibility.

 .  pg. 37--Death Benefits

  Please replace the first two paragraphs under Changing the Specified Amount with the following:

    initially, we determine the Specified Amount when we issue the Policy by the amount of the initial premium and the age and sex of the Insured. However, after your Policy has been in effect for one year, you may adjust your existing insurance coverage by increasing the Specified Amount. To apply

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                             FINANCIAL STATEMENTS

                               December 31, 1999

                 (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account III
 and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account III (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond/VA, Aggressive Growth/VA, Capital Appreciation/VA, High Income/VA and Multiple Strategies/VA Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond and Total Return Funds) as of December 31, 1999 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc.--Government Securities Fund; the Oppenheimer Variable Account Funds--Money Fund; the Variable Insurance Products Fund--Money Market and High Income Portfolios; and the Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios, for each of the years or lesser periods in the three-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account III as of December 31, 1999 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period then ended in conformity with generally accepted accounting principles.


                                         /s/ KPMG LLP

Richmond, Virginia
February 11, 2000

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Assets and Liabilities

                               December 31, 1999


                                         GE Investments Funds, Inc.
                          ---------------------------------------------------------
                           S&P 500     Money      Total                 Real Estate
                            Index      Market    Return   International Securities
                             Fund       Fund      Fund     Equity Fund     Fund
                          ---------- ---------- --------- ------------- -----------
Assets
Investment in GE Invest-
 ments Funds, Inc.,
 at fair value (note 2):
  S&P 500 Index Fund
   (297,321 shares;
   cost --
    $7,178,322)........   $8,354,713        --        --         --           --
  Money Market Fund
   (15,979,159 shares;
   cost --
    $15,979,159)........         --  15,979,159       --         --           --
  Total Return Fund
   (111,198 shares;
   cost -- $1,589,705)..         --         --  1,763,598        --           --
  International Equity
   Fund (30,022 shares;
   cost -- $387,380)....         --         --        --     434,424          --
  Real Estate Securities
   Fund (56,974 shares;
   cost -- $826,644)....         --         --        --         --       619,311
Receivable from affili-
 ate....................         --         --          5        --           --
Receivable for units
 sold...................      28,428     67,844       --         --           --
                          ---------- ---------- ---------    -------      -------
 Total assets...........   8,383,141 16,047,003 1,763,603    434,424      619,311
                          ---------- ---------- ---------    -------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       9,094    616,281       884     24,598        4,824
Payable for units with-
 drawn..................         --         --        --         --           --
                          ---------- ---------- ---------    -------      -------
 Total liabilities......       9,094    616,281       884     24,598        4,824
                          ---------- ---------- ---------    -------      -------
Net assets attributable
 to variable life
 policyholders..........  $8,374,047 15,430,722 1,762,719    409,826      614,487
                          ========== ========== =========    =======      =======
Outstanding units.......     162,477    951,339    52,618     22,022       41,745
                          ========== ========== =========    =======      =======
Net asset value per
 unit...................  $    51.54      16.22     33.50      18.61        14.72
                          ========== ========== =========    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Assets and Liabilities

                               December 31, 1999


                                     GE Investments Funds, Inc. (continued)
                                 -----------------------------------------------
                                 Global   Value             U.S.      Premier
                                 Income  Equity   Income   Equity  Growth Equity
                                  Fund    Fund     Fund     Fund       Fund
                                 ------- ------- --------- ------- -------------
ASSETS
Investment in GE Investments
 Funds, Inc., at fair value
 (note 2):
  Global Income Fund (2,814
   shares; cost -- $27,571)....   26,986     --        --      --         --
  Value Equity Fund (47,931
   shares;
   cost -- $728,049)...........      --  756,828       --      --         --
  Income Fund (115,186 shares;
   cost of $1,402,038).........      --      --  1,325,786     --         --
  U.S. Equity Fund (3,436
   shares; cost $126,687)......      --      --        --  130,206        --
  Premier Growth Equity Fund
   (5,212 shares;
   cost $407,296)..............      --      --        --      --     462,041
Receivable from affiliate......      869     --        --      --         --
Receivable for units sold......      --      --        --      --         --
                                 ------- ------- --------- -------    -------
 Total assets..................   27,855 756,828 1,325,786 130,206    462,041
                                 ------- ------- --------- -------    -------
Liabilities
Accrued expenses payable to af-
 filiate (note 3)..............       12   1,482     1,436   1,351        241
Payable for units withdrawn....      --      --        --      --         --
                                 ------- ------- --------- -------    -------
 Total liabilities.............       12   1,482     1,436   1,351        241
                                 ------- ------- --------- -------    -------
Net assets attributable to
 variable life policyholders...  $27,843 755,346 1,324,350 128,855    461,800
                                 ======= ======= ========= =======    =======
Outstanding units..............    2,659  47,150   127,587  10,235     39,302
                                 ======= ======= ========= =======    =======
Net asset value per unit.......  $ 10.47   16.02     10.38   12.59      11.75
                                 ======= ======= ========= =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


                                   Oppenheimer Variable Account Funds
                         -------------------------------------------------------
                                    Aggressive   Capital      High     Multiple
                            Bond      Growth   Appreciation  Income   Strategies
                          Fund/VA    Fund/VA     Fund/VA     Fund/VA   Fund/VA
                         ---------- ---------- ------------ --------- ----------
Assets
Investment in Oppen-
 heimer Variable Ac-
 count Funds,
 at fair value (note
 2):
  Bond Fund/VA (139,174
   shares;
   cost --
    $1,672,807)........  $1,609,507       --          --          --        --
  Aggressive Growth
   Fund/VA (111,088
   shares;
   cost --
    $5,315,725)........         --  9,143,625         --          --        --
  Capital Appreciation
   Fund/VA (98,939
   shares;
   cost --
    $3,826,298)........         --        --    4,931,122         --        --
  High Income Fund/VA
   (426,138 shares;
   cost --
    $4,620,113)........         --        --          --    4,568,195       --
  Multiple Strategies
   Fund/VA (178,663
   shares;
   cost --
    $2,919,310)........         --        --          --          --  3,119,454
Receivable from affili-
 ate...................         --        --          --          167       --
Receivable for units
 sold..................         --        --          --          --        --
                         ---------- ---------   ---------   --------- ---------
 Total assets..........   1,609,507 9,143,625   4,931,122   4,568,362 3,119,454
                         ---------- ---------   ---------   --------- ---------
Liabilities
Accrued expenses pay-
 able to affiliate
 (note 3)..............       1,079     5,024      12,906       2,299     1,999
Payable for units with-
 drawn.................         --        --          --       46,876       --
                         ---------- ---------   ---------   --------- ---------
 Total liabilities.....       1,079     5,024      12,906      49,175     1,999
                         ---------- ---------   ---------   --------- ---------
Net assets attributable
 to variable life
 policyholders.........  $1,608,428 9,138,601   4,918,216   4,519,187 3,117,455
                         ========== =========   =========   ========= =========
Outstanding units......      71,486   136,764      94,309     137,529   102,886
                         ========== =========   =========   ========= =========
Net asset value per
 unit..................  $    22.50     66.82       52.15       32.86     30.30
                         ========== =========   =========   ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


                                    Variable Insurance         Variable Insurance    Variable Insurance
                                      Products Fund             Products Fund II      Products Fund III
                             -------------------------------- -------------------- -----------------------
                               Equity-                          Asset               Growth      Growth
                               Income      Growth   Overseas   Manager  Contrafund & Income  Opportunities
                              Portfolio  Portfolio  Portfolio Portfolio Portfolio  Portfolio   Portfolio
                             ----------- ---------- --------- --------- ---------- --------- -------------
Assets
Investment in Variable
 Insurance
 Products Fund,
 at fair value
  (note 2):
  Equity-Income Portfolio
   (590,300 shares;
   cost -- $13,280,532)...   $15,716,608        --        --        --         --        --         --
  Growth Portfolio
   (287,466 shares;
   cost -- $12,414,051)...           --  15,790,513       --        --         --        --         --
  Overseas Portfolio
   (173,848 shares;
   cost -- $3,651,770)....           --         --  4,770,384       --         --        --         --
Investment in Variable
 Insurance
 Products
 Fund II, at
 fair value
  (note 2):
  Asset Manager Portfolio
   (517,412 shares;
   cost -- $7,973,391)....           --         --        --  9,660,076        --        --         --
  Contrafund Portfolio
   (403,279 shares;
   cost -- $8,857,815)....           --         --        --        --  11,755,590       --         --
Investment in Variable
 Insurance
 Products Fund
 III,
 at fair value
  (note 2):
  Growth & Income
  Portfolio (87,651
  shares;
  cost -- $1,461,635).....           --         --        --        --         --  1,516,368        --
  Growth Opportunities
   Portfolio (39,247
   shares;
   cost -- $812,281)......           --         --        --        --         --        --     908,574
Receivable from affiliate...         230        --        --        --      23,428       --         --
                             ----------- ---------- --------- --------- ---------- ---------    -------
 Total assets.............    15,716,838 15,790,513 4,770,384 9,660,076 11,779,018 1,516,368    908,574
                             ----------- ---------- --------- --------- ---------- ---------    -------
Liabilities
Accrued expenses payable to
 affiliate (note 3).........       7,618     16,329    43,411    27,664     11,737     1,752      1,488
Payable for units
 withdrawn..................         --         --        --    105,090        --        --         --
                             ----------- ---------- --------- --------- ---------- ---------    -------
 Total liabilities........         7,618     16,329    43,411   132,754     11,737     1,752      1,488
                             ----------- ---------- --------- --------- ---------- ---------    -------
Net assets attributable to
 variable
 life policyholders......... $15,169,220 15,774,184 4,726,973 9,527,322 11,767,281 1,514,616    907,086
                             =========== ========== ========= ========= ========== =========    =======
Outstanding units...........     400,455    251,944   161,000   315,788    366,925    88,834     58,334
                             =========== ========== ========= ========= ========== =========    =======
Net asset value per unit.... $     37.88      62.61     29.36     30.17      32.07     17.05      15.55
                             =========== ========== ========= ========= ========== =========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

                                                                                  PBHG Insurance
                          Federated Insurance Series     Alger American Fund     Series Fund, Inc.
                         ----------------------------- ------------------------ -------------------
                                                                                  PBHG
                         American  High Income             Small                Large Cap   PBHG
                          Leaders     Bond     Utility Capitalization  Growth    Growth   Growth II
                          Fund II    Fund II   Fund II   Portfolio    Portfolio Portfolio Portfolio
                         --------- ----------- ------- -------------- --------- --------- ---------
Assets
Investment in Federated
 Insurance Series, at
 fair value (note 2):
  American Leaders Fund
   II (44,516 shares;
   cost -- $877,245)...  $ 926,827        --       --          --           --       --        --
  High Income Bond Fund
   II (99,337 shares;
   cost -- $1,022,125)
   ....................        --   1,017,207      --          --           --       --        --
  Utility Fund II
   (28,888 shares; cost
   -- $380,495)........        --         --   414,542         --           --       --        --
Investment in Alger
 American Fund, at fair
 value (note 2):
  Small Capitalization
   Portfolio (51,163
   shares;
   cost --
    $2,160,133)........        --         --       --    2,821,633          --       --        --
  Growth Portfolio
   (85,848 shares;
   cost --
    $4,491,826)........        --         --       --          --     5,526,879      --        --
Investment in PBHG
 Insurance Series Fund,
 Inc. at fair value
 (note 2):
  PBHG Large Cap Growth
   Portfolio (12,373
   shares;
   cost -- $204,438)...        --         --       --          --           --   315,623       --
  PBHG Growth II
   Portfolio (14,378
   shares;
   cost -- $249,693)...        --         --       --          --           --       --    331,421
Receivable for units
 sold..................        --         --       --          --           --       --        --
                         ---------  ---------  -------   ---------    ---------  -------   -------
 Total assets..........    926,827  1,017,207  414,542   2,821,633    5,526,879  315,623   331,421
                         ---------  ---------  -------   ---------    ---------  -------   -------
Liabilities
Accrued expenses
 payable to affiliate
 (note 3)..............      1,343      1,051    1,154       2,507        2,967   27,661     2,338
Payable for units
 withdrawn.............        --         --       --          --           --       --        --
                         ---------  ---------  -------   ---------    ---------  -------   -------
 Total liabilities.....      1,343      1,051    1,154       2,507        2,967   27,661     2,338
                         ---------  ---------  -------   ---------    ---------  -------   -------
Net assets attributable
 to variable life
 policyholders.........  $ 925,484  1,016,156  413,388   2,819,126    5,523,912  287,962   329,083
                         =========  =========  =======   =========    =========  =======   =======
Outstanding units......     52,435     65,984   21,792     164,765      214,105   11,687    14,784
                         =========  =========  =======   =========    =========  =======   =======
Net asset value per
 unit..................  $   17.65      15.40    18.97       17.11        25.80    24.64     22.26
                         =========  =========  =======   =========    =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

                                                        Janus Aspen Series
                          -------------------------------------------------------------------------------
                          Aggressive            Worldwide            Flexible  International   Capital
                            Growth     Growth     Growth   Balanced   Income      Growth     Appreciation
                           Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio    Portfolio
                          ----------- --------- ---------- --------- --------- ------------- ------------
Assets
Investment in Janus
 Aspen Series, at fair
 value (note 2):
  Aggressive Growth
   Portfolio (177,044
   shares; cost --
   $7,093,584)..........  $10,567,769       --         --        --       --           --           --
  Growth Portfolio
   (294,219 shares;
   cost -- $6,637,318)..          --  9,900,467        --        --       --           --           --
  Worldwide Growth
   Portfolio (385,152
   shares; cost --
   $10,897,432).........          --        --  18,390,996       --       --           --           --
  Balanced Portfolio
   (244,779 shares;
   cost -- $4,739,962)..          --        --         --  6,834,240      --           --           --
  Flexible Income
   Portfolio (31,715
   shares; cost --
    $373,704)...........          --        --         --        --   362,191          --           --
  International Growth
   Portfolio (98,788
   shares; cost --
   $2,310,335)..........          --        --         --        --       --     3,820,134          --
  Capital Appreciation
   Portfolio (110,129
   shares; cost --
   $2,759,243)..........          --        --         --        --       --           --     3,652,983
Receivable from
 affiliate..............          --        370      2,629       --       --           --           --
Receivable for units
 sold...................          --        --         --    106,766      --           --           --
                          ----------- --------- ---------- ---------  -------    ---------    ---------
 Total assets...........   10,567,769 9,900,837 18,393,625 6,941,006  362,191    3,820,134    3,652,983
                          ----------- --------- ---------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       17,644     4,920      9,277     3,435      773        3,004        5,459
Payable for units
 withdrawn..............          --        --         --        --       --           --           --
                          ----------- --------- ---------- ---------  -------    ---------    ---------
 Total liabilities......       17,644     4,920      9,277     3,435      773        3,004        5,459
                          ----------- --------- ---------- ---------  -------    ---------    ---------
Net assets attributable
 to variable life
 policyholders..........  $10,550,125 9,895,917 18,384,348 6,937,571  361,418    3,817,130    3,647,524
                          =========== ========= ========== =========  =======    =========    =========
Outstanding units.......      211,129   293,473    476,525   284,911   26,831      134,264      113,207
                          =========== ========= ========== =========  =======    =========    =========
Net asset value per
 unit...................  $     49.97     33.72      38.58     24.35    13.47        28.43        32.22
                          =========== ========= ========== =========  =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

                                              Goldman Sachs
                                                 Variable     Salomon Brothers
                                                Insurance         Variable
                                                  Trust       Series Fund Inc.
                                             ---------------- ----------------
                                              Growth
                                               and    Mid Cap Strategic Total
                                              Income   Value    Bond    Return
                                               Fund    Fund     Fund     Fund
                                             -------- ------- --------- ------
Assets
Investment in Goldman Sachs Variable
 Insurance Trust, at fair value (note 2):
  Growth and Income Fund (6,300 shares;
   cost -- $71,397)......................... $ 68,606     --       --     --
  Mid Cap Value Fund (28,992 shares; cost --
    $271,024)...............................      --  244,112      --     --
Investment in Salomon Brothers Variable
 Series Fund Inc., at fair value (note 2):
  Strategic Bond Fund (10,611 shares;
   cost -- $106,829)........................      --      --   102,505    --
  Total Return Fund (628 shares; cost --
    $6,852).................................                       --   6,428
Receivable from affiliate...................      --      --       --     --
Receivable for units sold...................      --      --       --     --
                                             -------- -------  -------  -----
 Total assets...............................   68,606 244,112  102,505  6,428
                                             -------- -------  -------  -----
Liabilities
Accrued expenses payable to affiliate (note
 3).........................................       37     210       57      3
Payable for units withdrawn.................      --      --       --     --
                                             -------- -------  -------  -----
 Total liabilities..........................       37     210       57      3
                                             -------- -------  -------  -----
Net assets attributable to variable life
 policyholders.............................. $ 68,569 243,902  102,448  6,425
                                             ======== =======  =======  =====
Outstanding units...........................    7,445  29,140   10,103    606
                                             ======== =======  =======  =====
Net asset value per unit.................... $   9.21    8.37    10.14  10.61
                                             ======== =======  =======  =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                            Statements of Operations


                                           GE Investments Funds, Inc.
                                    -------------------------------------------
                                              S&P 500               Government
                                               Index                Securities
                                                Fund                   Fund
                                    ------------------------------ ------------
                                      Year ended December 31,      Period ended
                                    ------------------------------ December 11,
                                       1999       1998      1997       1997
                                    ----------  ---------  ------- ------------
Investment income:
  Income -- Ordinary Dividends..... $   57,860     50,925   38,392       --
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses (note 3)...............     97,457     62,371   30,270     9,821
                                    ----------  ---------  -------   -------
Net investment income (expense)....    (39,597)   (11,446)   8,122    (9,821)
                                    ----------  ---------  -------   -------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........    547,538    398,018  125,533     2,596
  Unrealized appreciation
   (depreciation)..................    714,039    497,472  337,547    46,607
  Capital gain distributions.......     79,903    180,554   45,068       --
                                    ----------  ---------  -------   -------
Net realized and unrealized gain
 (loss) on investments.............  1,341,480  1,076,044  508,148    49,203
                                    ----------  ---------  -------   -------
Increase (decrease) in net assets
 from operations................... $1,301,883  1,064,598  516,270    39,382
                                    ==========  =========  =======   =======


                                  GE Investments Funds, Inc. (continued)
                             ---------------------------------------------------
                                   Money Market               Total Return
                                       Fund                       Fund
                             --------------------------  -----------------------
                              Year ended December 31,    Year ended December 31,
                             --------------------------  -----------------------
                               1999    1998      1997     1999    1998    1997
                             -------- -------  --------  ------- ------- -------
Investment income:
  Income -- Ordinary
   Dividends...............  $666,017 667,640   524,091   36,096  91,033  43,451
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3)................   173,939 165,220   134,484   24,550  22,215  20,274
                             -------- -------  --------  ------- ------- -------
Net investment income
 (expense).................   492,078 502,420   389,607   11,546  68,818  23,177
                             -------- -------  --------  ------- ------- -------
Net realized and unrealized
 gain (loss) on
 investments:
  Net realized gain
   (loss)..................       --   (2,104) (256,503)  34,289   4,509   1,710
  Unrealized appreciation
   (depreciation)..........       --    2,104   287,655  110,595 183,805  26,729
  Capital gain distribu-
   tions...................       --      --        --    42,374     --  185,237
                             -------- -------  --------  ------- ------- -------
Net realized and unrealized
 gain (loss) on
 investments...............       --      --     31,152  187,258 188,314 213,676
                             -------- -------  --------  ------- ------- -------
Increase (decrease) in net
 assets from operations....  $492,078 502,420   420,759  198,804 257,132 236,853
                             ======== =======  ========  ======= ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                               International               Real Estate
                                Equity Fund              Securities Fund
                         --------------------------  --------------------------
                          Year ended December 31,    Year ended December 31,
                         --------------------------  --------------------------
                           1999     1998     1997     1999      1998     1997
                         --------  ------- --------  -------  --------  -------
Investment income:
  Income -- Ordinary
   Dividends............  $ 1,099   16,301    6,900   34,118    28,292   38,975
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    4,573    4,237   11,206    9,016    11,845   10,398
                         --------  ------- --------  -------  --------  -------
Net investment income
 (expense)..............   (3,474)  12,064   (4,306)  25,102    16,447   28,577
                         --------  ------- --------  -------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............      166    1,173  146,386  (51,641)  (76,333) 142,744
  Unrealized
   appreciation
   (depreciation).......   72,780    5,854   (6,150)  15,871  (155,043) (97,672)
  Capital gain distribu-
   tions................   26,382      --    79,345    1,796    26,116   72,382
                         --------  ------- --------  -------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........   99,328    7,027  219,581  (33,974) (205,260) 117,454
                         --------  ------- --------  -------  --------  -------
Increase (decrease) in
 net assets from
 operations.............  $95,854   19,091  215,275   (8,872) (188,813) 146,031
                         ========  ======= ========  =======  ========  =======


                                                 GE Investments Funds, Inc.
                                                        (continued)
                                              ---------------------------------
                                                           Global
                                                        Income Fund
                                              ---------------------------------
                                                                   Period from
                                                  Year ended      September 15,
                                                 December 31,        1997 to
                                              ------------------- December 31,
                                                1999       1998       1997
                                              ---------  -------- -------------
Investment income:
  Income -- Ordinary Dividends............... $     376    1,547        629
  Expenses -- Mortality and expense risk
   charges and administrative expenses (note
   3)........................................    10,893      292         19
                                              ---------  -------      -----
Net investment income (expense)..............   (10,517)   1,255        610
                                              ---------  -------      -----
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)...................  (174,205)      11
  Unrealized appreciation (depreciation).....    (1,207)   1,291       (669)
  Capital gain distributions.................        28       64         55
                                              ---------  -------      -----
Net realized and unrealized gain (loss) on
 investments.................................  (175,384)   1,366       (614)
                                              ---------  -------      -----
Increase (decrease) in net assets from
 operations.................................. $(185,901)   2,621         (4)
                                              =========  =======      =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------
                              Value Equity Fund                Income Fund
                         ----------------------------- ----------------------------
                                          Period from                  Period from
                           Year ended       June 17,     Year ended    December 12,
                          December 31,      1997 to     December 31,     1997 to
                         ---------------  December 31, --------------- December 31,
                          1999     1998       1997      1999     1998      1997
                         -------  ------  ------------ -------  ------ ------------
Investment income:
  Income -- Ordinary
   Dividends............ $ 6,020   2,603       368      69,103  69,756     3,329
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   9,700   7,471       710      18,770  18,068       733
                         -------  ------     -----     -------  ------    ------
Net investment income
 (expense)..............  (3,680) (4,868)     (342)     50,333  51,688     2,596
                         -------  ------     -----     -------  ------    ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  68,899   1,355       208        (784)  9,720    (2,508)
  Unrealized
   appreciation
   (depreciation).......  24,230   2,571     1,977     (90,951) 13,245     1,454
  Capital gain distribu-
   tions................     --   12,708     2,263       2,137  12,310       --
                         -------  ------     -----     -------  ------    ------
Net realized and
 unrealized gain (loss)
 on investments.........  93,129  16,634     4,448     (89,598) 35,275    (1,054)
                         -------  ------     -----     -------  ------    ------
Increase (decrease) in
 net assets from
 operations............. $89,449  11,766     4,106     (39,265) 86,963     1,542
                         =======  ======     =====     =======  ======    ======


                                   GE Investments Funds, Inc. (continued)
                                   ---------------------------------------
                                                                Premier
                                                             Growth Equity
                                       U.S. Equity Fund          Fund
                                   ------------------------- -------------
                                                Period from   Period from
                                                May 5, 1998  June 11, 1999
                                    Year ended       to           to
                                   December 31, December 31, December 31,
                                       1999         1998         1999
                                ------------ ------------ -------------
Investment income:
  Income -- Ordinary Dividends...     $  687          90           425
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3)......................        702          39         1,970
                                      ------        ----        ------
Net investment income (expense)..        (15)         51        (1,545)
                                      ------        ----        ------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).......        520          89           139
  Unrealized appreciation
   (depreciation)................      3,276         243        54,745
  Capital gain distributions.....      6,179         199        13,746
                                      ------        ----        ------
Net realized and unrealized gain
 (loss) on investments...........      9,975         531        68,630
                                      ------        ----        ------
Increase (decrease) in net assets
 from operations.................     $9,960         582        67,085
                                      ======        ====        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                      Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------
                          Money
                           Fund         Bond Fund/VA          Aggressive Growth Fund/VA
                         -------- -------------------------- -----------------------------
                          Period
                          ended
                         December
                           11,    Year Ended December 31,      Year ended December 31,
                         -------- -------------------------- -----------------------------
                           1997     1999     1998     1997     1999       1998      1997
                         -------- --------  -------  ------- ---------  ---------  -------
Investment income:
  Income -- Ordinary
   Dividends............ $ 7,779    96,549   30,639  123,712        --     16,972   13,590
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   1,958    30,625   44,412   21,914    89,368     92,177   80,784
                         -------  --------  -------  ------- ---------  ---------  -------
  Net investment income
   (expense)............   5,821    65,924   13,773  101,798   (89,368)   (75,205) (67,194)
                         -------  --------  -------  ------- ---------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) ..............     --    (61,516) 140,916   11,410 1,178,701  1,139,675  362,326
  Unrealized
   appreciation
   (depreciation).......     --    (84,560) (22,639)  14,947 3,216,453   (392,601)  69,894
  Capital gain distribu-
   tions................     --      9,549   28,282    4,923       --     171,601  258,219
                         -------  --------  -------  ------- ---------  ---------  -------
  Net realized and
   unrealized gain
   (loss) on
   investments..........     --   (136,527) 146,559   31,280 4,395,154    918,675  690,439
                         -------  --------  -------  ------- ---------  ---------  -------
  Increase (decrease) in
   net assets from
   operations........... $ 5,821   (70,603) 132,786  133,078 4,305,786    843,470  623,245
                         =======  ========  =======  ======= =========  =========  =======


                                                         Oppenheimer Variable Account Funds
                                   ------------------------------------------------------------------------------------
                                      Capital Appreciation                                      Multiple Strategies
                                             Fund/VA                High Income Fund/VA               Fund/VA
                                   ----------------------------- ---------------------------  -------------------------
                                     Year Ended December 31,      Year ended December 31,     Year ended December 31,
                                   ----------------------------- ---------------------------  -------------------------
                                      1999       1998     1997     1999      1998     1997     1999     1998     1997
                                   ----------  --------  ------- --------  --------  -------  ------- --------  -------
Investment income:
  Income -- Ordinary Dividends.... $   15,085    30,546  137,266  348,986   120,682  392,523  109,789   29,411  108,613
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3).......................     62,566    56,132   39,859   71,383    83,415   56,210   42,535   42,195   36,789
                                   ----------  --------  ------- --------  --------  -------  ------- --------  -------
  Net investment income  ex-
   pense).........................    (47,481)  (25,586)  97,407  277,603    37,267  336,313   67,254  (12,784)  71,824
                                   ----------  --------  ------- --------  --------  -------  ------- --------  -------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss) .......    900,975   779,763  211,799  (31,032) (157,587) 180,406   20,609  353,554   34,009
  Unrealized appreciation
   (depreciation).................    646,214  (197,508) 311,259  (77,143)      402  (53,341)  68,454 (372,624) 206,122
  Capital gain distributions......    173,473   351,282      --       --    147,500    2,806  157,988  166,660   95,618
                                   ----------  --------  ------- --------  --------  -------  ------- --------  -------
  Net realized and unrealized gain
   (loss) on investments..........  1,720,662   933,537  523,058 (108,175)   (9,685) 129,871  247,051  147,590  335,749
                                   ----------  --------  ------- --------  --------  -------  ------- --------  -------
  Increase (decrease) in net as-
   sets from operations........... $1,673,181   907,951  620,465  169,428    27,582  466,184  314,305  134,806  407,573
                                   ==========  ========  ======= ========  ========  =======  ======= ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Variable Insurance Products Fund
                         --------------------------------------------------------
                         Money Market High Income         Equity-Income
                          Portfolio    Portfolio            Portfolio
                         ------------ ------------ ------------------------------
                         Period ended Period ended   Year ended December 31,
                         December 11, December 11, ------------------------------
                             1997         1997       1999      1998       1997
                         ------------ ------------ --------  ---------  ---------
Investment income:
  Income -- Ordinary
   Dividends............   $ 91,625      94,018     241,170    221,548    218,168
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....     10,228      15,435     220,388    217,902    186,346
                           --------     -------    --------  ---------  ---------
Net investment income
 (expense)..............     81,397      78,583      20,782      3,646     31,822
                           --------     -------    --------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............        --      185,532     949,231  1,283,354  1,197,816
  Unrealized
   appreciation
   (depreciation).......        --      (92,552)   (762,258)  (494,927) 1,016,128
  Capital gain distribu-
   tions................        --       11,620     536,798    785,489  1,065,171
                           --------     -------    --------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........        --      104,600     723,771  1,573,916  3,279,115
                           --------     -------    --------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............   $ 81,397     183,183     744,553  1,577,562  3,310,937
                           ========     =======    ========  =========  =========


                                Variable Insurance Products Fund (continued)
                         --------------------------------------------------------------
                                     Growth                         Overseas
                                   Portfolio                        Portfolio
                         --------------------------------  ----------------------------
                            Year ended December 31,          Year ended December 31,
                         --------------------------------  ----------------------------
                            1999       1998       1997       1999      1998      1997
                         ----------  ---------  ---------  --------- --------  --------
Investment income:
  Income -- Ordinary
   Dividends............ $   30,736     56,532     56,737     59,843   87,981   101,260
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    187,151    156,899    121,040     58,174   62,196    73,250
                         ----------  ---------  ---------  --------- --------  --------
Net investment income
 (expense)..............   (156,415)  (100,367)   (64,303)     1,669   25,785    28,010
                         ----------  ---------  ---------  --------- --------  --------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  1,288,523  1,619,202  1,766,746    694,024 (178,639)  801,884
  Unrealized
   appreciation
   (depreciation).......  1,712,349    667,154   (282,336)   859,657  349,052  (489,713)
  Capital gain distribu-
   tions................  1,506,084  1,356,757    258,471     97,639  263,943   405,040
                         ----------  ---------  ---------  --------- --------  --------
Net realized and
 unrealized gain (loss)
 on investments.........  4,506,956  3,643,113  1,742,881  1,651,320  434,356   717,211
                         ----------  ---------  ---------  --------- --------  --------
Increase (decrease) in
 net assets from
 operations............. $4,350,541  3,542,746  1,678,578  1,652,989  460,141   745,221
                         ==========  =========  =========  ========= ========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Variable Insurance Products Fund II
                         --------------------------------------------------------------
                           Asset Manager Portfolio          Contrafund Portfolio
                         ------------------------------ -------------------------------
                           Year ended December 31,         Year ended December 31,
                         ------------------------------ -------------------------------
                           1999      1998       1997      1999       1998       1997
                         --------  ---------  --------- ---------  ---------  ---------
Investment income:
  Income -- Ordinary
   Dividends............ $338,815    304,810    291,804    49,344     54,962     40,502
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....  133,280    131,037    120,291   137,209    110,295     81,691
                         --------  ---------  --------- ---------  ---------  ---------
Net investment income
 (expense)..............  205,535    173,773    171,513   (87,865)   (55,333)   (41,189)
                         --------  ---------  --------- ---------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  259,916    252,067    187,349   971,552  1,254,204    268,831
  Unrealized
   appreciation
   (depreciation).......   (9,876)   (67,659)   534,401   885,621    648,485    823,917
  Capital gain distribu-
   tions................  431,219    914,428    714,417   361,853    403,057    109,504
                         --------  ---------  --------- ---------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  681,259  1,098,836  1,436,167 2,219,026  2,305,746  1,202,252
                         --------  ---------  --------- ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations............. $886,794  1,272,609  1,607,680 2,131,161  2,250,413  1,161,063
                         ========  =========  ========= =========  =========  =========


                                    Variable Insurance Product Fund III
                         --------------------------------------------------------------
                                                             Growth Opportunities
                           Growth & Income Portfolio              Portfolio
                         ------------------------------- ------------------------------
                                            Period from                    Period from
                            Year ended        May 16,      Year ended        May 16,
                           December 31,       1997 to     December 31,       1997 to
                         -----------------  December 31, ----------------  December 31,
                           1999     1998        1997      1999     1998        1997
                         --------  -------  ------------ -------  -------  ------------
Investment income:
  Income -- Ordinary
   Dividends............ $  6,549      --         --       6,596    4,014        --
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   22,680   10,395      1,712      9,994    5,891      1,910
                         --------  -------     ------    -------  -------     ------
Net investment income
 (expense)..............  (16,131) (10,395)    (1,712)    (3,398)  (1,877)    (1,910)
                         --------  -------     ------    -------  -------     ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  160,560  100,071      6,219     32,368   15,522        876
  Unrealized
   appreciation
   (depreciation).......  (48,360)  91,779     11,314    (18,063)  75,120     39,235
  Capital gain distribu-
   tions................   13,296    1,681        --      12,249   14,232        --
                         --------  -------     ------    -------  -------     ------
Net realized and
 unrealized gain (loss)
 on investments.........  125,496  193,531     17,533     26,554  104,874     40,111
                         --------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from
 operations............. $109,365  183,136     15,821     23,156  102,997     38,201
                         ========  =======     ======    =======  =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                      Federated Insurance Series
                             --------------------------------------------------
                                American Leaders       High Income Bond Fund
                                    Fund II                      II
                             ------------------------  ------------------------
                                   Year ended                Year ended
                                  December 31,              December 31,
                             ------------------------  ------------------------
                               1999     1998    1997    1999     1998     1997
                             --------  ------  ------  -------  -------  ------
Investment income:
  Income -- Ordinary
   Dividends................ $  9,786   2,959     909   84,197   48,396  42,534
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3).................   14,056  11,035   3,437   17,569   17,967  10,943
                             --------  ------  ------  -------  -------  ------
Net investment income
 (expense)..................   (4,270) (8,076) (2,528)  66,628   30,429  31,591
                             --------  ------  ------  -------  -------  ------
Net realized and unrealized
 gain on investments:
  Net realized gain (loss)..   19,046  (4,077) 11,788  (82,162)  85,989   5,827
  Unrealized appreciation
   (depreciation)...........  (65,306) 58,884  53,148      543  (90,012) 55,167
  Capital gain distribu-
   tions....................   98,945  39,312     571    7,321   13,650   2,683
                             --------  ------  ------  -------  -------  ------
Net realized and unrealized
 gain (loss) on
 investments................   52,685  94,119  65,507  (74,298)   9,627  63,677
                             --------  ------  ------  -------  -------  ------
Increase (decrease) in net
 assets from operations..... $ 48,415  86,043  62,979   (7,670)  40,056  95,268
                             ========  ======  ======  =======  =======  ======


                                                        Federated Insurance
                                                         Series (continued)
                                                       ------------------------
                                                          Utility Fund II
                                                       ------------------------
                                                             Year ended
                                                            December 31,
                                                       ------------------------
                                                         1999     1998    1997
                                                       --------  ------  ------
Investment income:
  Income -- Ordinary Dividends........................ $ 13,222   4,053   6,464
  Expenses -- Mortality and expense risk charges and
   administrative expenses (note 3)...................    6,330   6,146   3,837
                                                       --------  ------  ------
Net investment income (expense).......................    6,892  (2,093)  2,627
                                                       --------  ------  ------
Net realized and unrealized gain on investments:
  Net realized gain (loss)............................   10,756  25,956  11,484
  Unrealized appreciation (depreciation)..............  (42,270)  8,478  50,092
  Capital gain distributions..........................   25,666  24,895   5,733
                                                       --------  ------  ------
Net realized and unrealized gain (loss) on
 investments..........................................   (5,848) 59,329  67,309
                                                       --------  ------  ------
Increase (decrease) in net assets from operations..... $  1,044  57,236  69,936
                                                       ========  ======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                          Alger American Fund
                         ----------------------------------------------------------
                           Small Capitalization
                                 Portfolio                 Growth Portfolio
                         ---------------------------  -----------------------------
                          Year ended December 31,       Year ended December 31,
                         ---------------------------  -----------------------------
                           1999      1998     1997      1999       1998      1997
                         --------  --------  -------  ---------  ---------  -------
Investment income:
  Income -- Ordinary
   Dividends............ $    --        --       --       4,197      7,214    5,656
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   28,322    21,533   18,711     57,600     31,716   21,426
                         --------  --------  -------  ---------  ---------  -------
Net investment income
 (expense)..............  (28,322)  (21,533) (18,711)   (53,403)   (24,502) (15,770)
                         --------  --------  -------  ---------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  263,133  (361,335) 155,266    367,836    342,335  121,886
  Unrealized
   appreciation
   (depreciation).......  286,111   411,856  (23,084)   477,546    332,102  195,886
  Capital gain distribu-
   tions................  250,852   207,517   42,941    415,458    353,476   10,056
                         --------  --------  -------  ---------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  800,096   258,038  175,123  1,260,840  1,027,913  327,828
                         --------  --------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $771,774   236,505  156,412  1,207,437  1,003,411  312,058
                         ========  ========  =======  =========  =========  =======


                                     PBHG Insurance Series Fund, Inc.
                         ------------------------------------------------------------
                            PBHG Large Cap Growth
                                  Portfolio              PBHG Growth II Portfolio
                         ------------------------------ -----------------------------
                                           Period from                   Period from
                           Year ended        July 22,     Year ended     May 22, 1997
                          December 31,       1997 to     December 31,         to
                         ----------------  December 31, ---------------  December 31,
                           1999     1998       1997      1999     1998       1997
                         --------  ------  ------------ -------  ------  ------------
Investment income:
  Income -- Ordinary
   Dividends............ $    --      --        --          --      --        --
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    1,948   1,340       205       3,631   1,328       540
                         --------  ------     -----     -------  ------     -----
Net investment income
 (expense)..............   (1,948) (1,340)     (205)     (3,631) (1,328)     (540)
                         --------  ------     -----     -------  ------     -----
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   29,261  12,396        (1)    127,082  36,908     1,296
  Unrealized
   appreciation
   (depreciation).......   99,164  11,365       656      66,595  15,978      (846)
  Capital gain distribu-
   tions................      --      --        --          --      --        --
                         --------  ------     -----     -------  ------     -----
Net realized and
 unrealized gain (loss)
 on investments.........  128,425  23,761       655     193,677  52,886       450
                         --------  ------     -----     -------  ------     -----
Increase (decrease) in
 net assets from
 operations............. $126,477  22,421       450     190,046  51,558       (90)
                         ========  ======     =====     =======  ======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                              Neuberger & Berman Advisers
                                                    Management Trust
                                         --------------------------------------
                                           Balanced       Bond        Growth
                                          Portfolio    Portfolio    Portfolio
                                         ------------ ------------ ------------
                                         Period ended Period ended Period ended
                                         December 11, December 11, December 11,
                                             1997         1997         1997
                                         ------------ ------------ ------------
Investment income:
  Income -- Ordinary Dividends..........  $  34,494      36,455          --
  Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3).............................     24,999       6,443        9,747
                                          ---------     -------      -------
Net investment income (expense).........      9,495      30,012       (9,747)
                                          ---------     -------      -------
Net realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss)..............    315,380      (3,318)     150,610
  Unrealized appreciation
   (depreciation).......................   (146,827)     (1,629)     (55,310)
  Capital gain distributions............     88,699         --        64,488
                                          ---------     -------      -------
Net realized and unrealized gain (loss)
 on investments.........................    257,252      (4,947)     159,788
                                          ---------     -------      -------
Increase (decrease) in net assets from
 operations.............................  $ 266,747      25,065      150,041
                                          =========     =======      =======

                                           Janus Aspen Series
                         ----------------------------------------------------------
                             Aggressive Growth
                                 Portfolio                  Growth Portfolio
                         ----------------------------  ----------------------------
                          Year ended December 31,        Year ended December 31,
                         ----------------------------  ----------------------------
                            1999      1998     1997      1999       1998     1997
                         ----------  -------  -------  ---------  --------- -------
Investment income:
  Income -- Ordinary
   Dividends............ $   41,689      --       --      17,258    186,177  58,424
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....     66,736   31,583   28,915     99,371     67,687  49,779
                         ----------  -------  -------  ---------  --------- -------
Net investment income
 (expense)..............    (25,047) (31,583) (28,915)   (82,113)   118,490   8,645
                         ----------  -------  -------  ---------  --------- -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  1,877,887  678,326  192,226    732,403    870,857 243,734
  Unrealized
   appreciation
   (depreciation).......  3,056,764  307,545   99,444  2,126,069    434,354 376,858
  Capital gain
   distributions........     70,984      --       --      38,444    150,149  54,303
                         ----------  -------  -------  ---------  --------- -------
Net realized and
 unrealized gain (loss)
 on investments.........  5,005,635  985,871  291,670  2,896,916  1,455,360 674,895
                         ----------  -------  -------  ---------  --------- -------
Increase (decrease) in
 net assets from
 operations............. $4,980,588  954,288  262,755  2,814,803  1,573,850 683,540
                         ==========  =======  =======  =========  ========= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       Janus Aspen Series (continued)
                         ------------------------------------------------------------
                           Worldwide Growth Portfolio         Balanced Portfolio
                         -------------------------------  ---------------------------
                            Year ended December 31,         Year ended December 31,
                         -------------------------------  ---------------------------
                            1999       1998      1997       1999      1998     1997
                         ----------  --------- ---------  --------- --------- -------
Investment income:
  Income -- Ordinary
   Dividends............ $   22,883    283,470    77,270    134,118   156,510  52,809
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    173,236    132,642    91,422     77,430    53,807  15,089
                         ----------  --------- ---------  --------- --------- -------
Net investment income
 (expense)..............   (150,353)   150,828   (14,152)    56,688   102,703  37,720
                         ----------  --------- ---------  --------- --------- -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  1,684,622  1,535,984   457,649    397,981    75,042  16,368
  Unrealized
   appreciation
   (depreciation).......  5,709,994    417,036   666,571    859,559 1,021,865 172,861
  Capital gain distribu-
   tions................        --     114,875    36,750        --     26,713   1,466
                         ----------  --------- ---------  --------- --------- -------
Net realized and
 unrealized gain (loss)
 on investments.........  7,394,616  2,067,895 1,160,970  1,257,540 1,123,620 190,695
                         ----------  --------- ---------  --------- --------- -------
Increase (decrease) in
 net assets from
 operations............. $7,244,263  2,218,723 1,146,818  1,314,228 1,226,323 228,415
                         ==========  ========= =========  ========= ========= =======


                                   Janus Aspen Series (continued)
                         -----------------------------------------------------
                                                      International Growth
                         Flexible Income Portfolio          Portfolio
                         -------------------------- --------------------------
                          Year ended December 31,    Year ended December 31,
                         -------------------------- --------------------------
                           1999      1998    1997     1999      1998    1997
                         ---------  ------- ------- ---------  ------- -------
Investment income:
  Income -- Ordinary
   Dividends............ $  23,898   22,361  11,966     5,822   54,292  11,016
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....     5,169    4,450   2,246    34,028   31,407  19,234
                         ---------  ------- ------- ---------  ------- -------
Net investment income
 (expense)..............    18,729   17,911   9,720   (28,206)  22,885  (8,218)
                         ---------  ------- ------- ---------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............     2,310    2,524   3,107   452,801  171,620 145,208
  Unrealized
   appreciation
   (depreciation).......   (20,012)   3,399   4,489 1,288,333  158,124  45,943
  Capital gain distribu-
   tions................     1,152    1,021      76       --     7,791   2,276
                         ---------  ------- ------- ---------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........   (16,550)   6,944   7,672 1,741,134  337,535 193,427
                         ---------  ------- ------- ---------  ------- -------
Increase (decrease) in
 net assets from
 operations............. $   2,179   24,855  17,392 1,712,928  360,420 185,209
                         =========  ======= ======= =========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                              Janus Aspen Series (continued)
                                              ---------------------------------
                                              Capital Appreciation Portfolio
                                              ---------------------------------
                                                                   Period from
                                                  Year ended         May 22,
                                                 December 31,        1997 to
                                              -------------------  December 31,
                                                1999       1998        1997
                                              ----------  -------  ------------
Investment income:
  Income -- Ordinary Dividends............... $      935      555         37
  Expenses -- Mortality and expense risk
   charges and administrative expenses (note
   3)........................................     32,166    6,271        112
                                              ----------  -------    -------
Net investment income (expense)..............    (31,231)  (5,716)       (75)
                                              ----------  -------    -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)...................    435,959  225,641     (7,519)
  Unrealized appreciation (depreciation).....    837,570   56,754       (582)
  Capital gain distributions.................     10,754      --         --
                                              ----------  -------    -------
Net realized and unrealized gain (loss) on
 investments.................................  1,284,283  282,395     (8,101)
                                              ----------  -------    -------
Increase (decrease) in net assets from
 operations.................................. $1,253,052  276,679     (8,176)
                                              ==========  =======    =======

                                            Goldman Sachs                           Salomon Brothers
                                      Variable Insurance Trust                 Variable Series Funds Inc.
                         --------------------------------------------------- -------------------------------
                             Growth and Income           Mid Cap Value       Strategic Bond   Total Return
                                   Fund                      Fund                 Fund            Fund
                         ------------------------- ------------------------- --------------- ---------------
                                      Period from               Period from
                                       October 6,                 June 25,     Period from     Period from
                          Year ended    1998 to     Year ended    1998 to    March 19, 1999   July 14, 1999
                         December 31, December 31, December 31, December 31, to December 31, to December 31,
                             1999         1998         1999         1998          1999            1999
                         ------------ ------------ ------------ ------------ --------------- ---------------
Investment income:
  Income -- Ordinary
   Dividends............   $   766          48         1,901         662           5,114            154
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....       648          11         4,901         237           6,264             39
                           -------        ----       -------        ----         -------          -----
Net investment income
 (expense)..............       118          37        (3,000)        425          (1,150)           115
                           -------        ----       -------        ----         -------          -----
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............       573          58        84,871         (16)        (14,814)            (8)
  Unrealized
   appreciation
   (depreciation).......    (2,840)         49       (27,108)        196          (4,324)          (424)
  Capital gain distribu-
   tions................       --          --            --          --              --             --
                           -------        ----       -------        ----         -------          -----
Net realized and
 unrealized gain (loss)
 on investments.........    (2,267)        107        57,763         180         (19,138)          (432)
                           -------        ----       -------        ----         -------          -----
Increase (decrease) in
 net assets from
 operations.............   $(2,149)        144        54,763         605         (20,288)          (317)
                           =======        ====       =======        ====         =======          =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Changes in Net Assets


                                         GE Investments Funds, Inc.
                                 ----------------------------------------------
                                            S&P 500                 Government
                                             Index                  Securities
                                              Fund                     Fund
                                 --------------------------------  ------------
                                    Year ended December 31,        Period ended
                                 --------------------------------  December 11,
                                    1999       1998       1997         1997
                                 ----------  ---------  ---------  ------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense).................... $  (39,597)   (11,446)     8,122      (9,821)
  Net realized gain (loss)......    547,538    398,018    125,533       2,596
  Unrealized appreciation
   (depreciation) on
   investments..................    714,039    497,472    337,547      46,607
  Capital gain distributions....     79,903    180,554     45,068         --
                                 ----------  ---------  ---------    --------
Increase (decrease) in net
 assets from operations.........  1,301,883  1,064,598    516,270      39,382
                                 ----------  ---------  ---------    --------
From capital transactions:
  Net premiums..................    209,250    364,101     29,621      13,143
  Loan interest.................     (3,621)    (1,758)      (472)       (455)
  Transfers (to) from the
   general account of GE Life &
   Annuity:
    Death benefits..............        --     (26,898)    (1,802)        --
    Surrenders..................   (571,204)  (122,586)   (50,594)   (262,974)
    Loans.......................    (14,382)    (8,955)   (10,019)    (23,924)
    Cost of insurance and
     administrative expense
     (note 3)...................    (76,602)   (54,690)   (24,852)     (8,334)
    Transfer gain (loss) and
     transfer fees..............     (2,154)   190,048     (2,909)     (3,207)
  Transfers (to) from the
   Guarantee Account (note 1)...      1,200    156,285     33,241         288
  Interfund transfers...........  1,450,154  1,318,239  1,154,053    (529,174)
                                 ----------  ---------  ---------    --------
Increase (decrease) in net
 assets from capital
 transactions...................    992,641  1,813,786  1,126,267    (814,637)
                                 ----------  ---------  ---------    --------
  Increase (decrease) in net
   assets.......................  2,294,524  2,878,384  1,642,537    (775,255)
Net assets at beginning of
 year...........................  6,079,523  3,201,139  1,558,602     775,255
                                 ----------  ---------  ---------    --------
Net assets at end of year....... $8,374,047  6,079,523  3,201,139         --
                                 ==========  =========  =========    ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------
                                     Money Market                       Total Return
                                         Fund                               Fund
                          ------------------------------------  -------------------------------
                               Year ended December 31,             Year ended December 31,
                          ------------------------------------  -------------------------------
                             1999         1998        1997        1999       1998       1997
                          -----------  ----------  -----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   492,078     502,420      389,607     11,546     68,818     23,177
  Net realized gain
   (loss)...............          --       (2,104)    (256,503)    34,289      4,509      1,710
  Unrealized
   appreciation
   (depreciation) on
   investments..........          --        2,104      287,655    110,595    183,805     26,729
  Capital gain
   distributions........          --          --           --      42,374        --     185,237
                          -----------  ----------  -----------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............      492,078     502,420      420,759    198,804    257,132    236,853
                          -----------  ----------  -----------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........    7,275,148  10,323,239   14,800,378      9,104     13,446     37,415
  Loan interest.........       33,105      15,680       25,356       (740)      (107)        77
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --       (9,663)         --         --         --    (122,969)
    Surrenders..........   (4,064,746)   (492,391)     (81,503)  (134,715)  (163,264)    (9,555)
    Loans...............     (733,748) (1,044,167)    (259,694)    (5,353)   (33,631)   (31,550)
    Cost of insurance
     and administrative
     expense (note 3)...     (151,555)   (149,692)    (124,687)   (18,760)   (17,774)   (16,232)
  Transfer gain (loss)
   and transfer fees....      (55,274)      3,729     (135,353)     1,266        643     (3,467)
  Transfers (to) from
   the Guarantee Account
   (note 1).............          --      (57,398)     (32,069)       500     10,426     45,496
  Interfund transfers...    1,796,890  (9,507,257) (13,250,370)   (74,939)    52,057    134,091
                          -----------  ----------  -----------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    4,099,820    (917,920)     942,058   (223,637)  (138,204)    33,306
                          -----------  ----------  -----------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........    4,591,898    (415,500)   1,362,817    (24,833)   118,928    270,159
Net assets at beginning
 of year................   10,838,824  11,254,324    9,891,507  1,787,552  1,668,624  1,398,465
                          -----------  ----------  -----------  ---------  ---------  ---------
Net assets at end of
 year...................  $15,430,722  10,838,824   11,254,324  1,762,719  1,787,552  1,668,624
                          ===========  ==========  ===========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------
                                International                   Real Estate
                                 Equity Fund                  Securities Fund
                          ----------------------------  -----------------------------
                           Year ended December 31,        Year ended December 31,
                          ----------------------------  -----------------------------
                            1999      1998      1997     1999      1998       1997
                          ---------  -------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (3,474)  12,064    (4,306)  25,102     16,447     28,577
  Net realized gain
   (loss)...............        166    1,173   146,386  (51,641)   (76,333)   142,744
  Unrealized
   appreciation
   (depreciation) on
   investments..........     72,780    5,854    (6,150)  15,871   (155,043)   (97,672)
  Capital gain
   distributions........     26,382      --     79,345    1,796     26,116     72,382
                          ---------  -------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............     95,854   19,091   215,275   (8,872)  (188,813)   146,031
                          ---------  -------  --------  -------  ---------  ---------
From capital
 transactions:
  Net premiums..........        --     1,056     1,056    9,200     41,531     62,904
  Loan interest.........         (6)     (50)      (12)  (1,009)      (188)       --
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......        --       --        --       --         --         --
    Surrenders..........        --       --        --   (35,918)    (2,915)       --
    Loans...............        --     3,954     1,860   (4,066)   (15,423)   (16,740)
    Cost of insurance
     and administrative
     expense (note 3)...     (3,710)  (3,955)   (9,446)  (8,475)   (11,347)    (9,178)
    Transfer gain (loss)
     and transfer fees..     (5,641)  26,258   (16,723)   2,893      1,201     (5,456)
  Transfers (to) from
   the Guarantee Account
   (note 1).............        --    25,276       --         7     35,000      3,269
  Interfund transfers...     23,090  (28,632) (727,513) (46,114)  (222,532)   661,463
                          ---------  -------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     13,733   23,907  (750,778) (83,482)  (174,673)   696,262
                          ---------  -------  --------  -------  ---------  ---------
  Increase (decrease) in
   net assets...........    109,587   42,998  (535,503) (92,354)  (363,486)   842,293
Net assets at beginning
 of year................    300,239  257,241   792,744  706,841  1,070,327    228,034
                          ---------  -------  --------  -------  ---------  ---------
Net assets at end of
 year...................  $ 409,826  300,239   257,241  614,487    706,841  1,070,327
                          =========  =======  ========  =======  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------
                                  Global Income                    Value Equity
                                       Fund                            Fund
                          -------------------------------- ------------------------------
                                              Period from                    Period from
                             Year ended      September 15,   Year ended        June 17,
                            December 31,        1997 to     December 31,       1997 to
                          -----------------  December 31,  ----------------  December 31,
                            1999      1998       1997       1999     1998        1997
                          ---------  ------  ------------- -------  -------  ------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $ (10,517)  1,255        610      (3,680)  (4,868)      (342)
  Net realized gain
   (loss)...............   (174,205)     11        --       68,899    1,355        208
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (1,207)  1,291       (669)     24,230    2,571      1,977
  Capital gain
   distributions........         28      64         55         --    12,708      2,263
                          ---------  ------     ------     -------  -------    -------
Increase (decrease) in
 net assets from
 operations.............   (185,901)  2,621         (4)     89,449   11,766      4,106
                          ---------  ------     ------     -------  -------    -------
From capital
 transactions:
  Net premiums..........      3,403     --         --        3,802   19,404      4,596
  Loan interest.........        227     --         --       (1,028)  (1,009)       --
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......        --      --         --          --       --         --
    Surrenders..........        --      --         --          --       --         --
    Loans...............     15,465     --         --       (6,939)  (1,441)       --
    Cost of insurance
     and administrative
     expense (note 3)...     (4,487)   (264)       (18)     (8,194)  (5,910)      (615)
    Transfer gain (loss)
     and transfer fees..        329      (3)       --       (1,865) (39,597)       360
  Transfers (to) from
   the Guarantee Account
   (note 1).............        --      --         --       29,405      --         --
  Interfund transfers...    170,322  12,432     13,721     118,008  297,789    243,259
                          ---------  ------     ------     -------  -------    -------
Increase (decrease) in
 net assets from capital
 transactions...........    185,259  12,165     13,703     133,189  269,236    247,600
                          ---------  ------     ------     -------  -------    -------
  Increase (decrease) in
   net assets...........       (642) 14,786     13,699     222,638  281,002    251,706
Net assets at beginning
 of year................     28,485  13,699        --      532,708  251,706        --
                          ---------  ------     ------     -------  -------    -------
Net assets at end of
 year...................  $  27,843  28,485     13,699     755,346  532,708    251,706
                          =========  ======     ======     =======  =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                              GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------
                                                                                               Premier
                                                                                            Growth Equity
                                     Income Fund                    U.S. Equity Fund            Fund
                          ----------------------------------- ---------------------------- ---------------
                                                 Period from
                               Year ended        December 12,                Period from     Period from
                              December 31,         1997 to     Year ended    May 5, 1998    June 11, 1999
                          ---------------------  December 31, December 31, to December 31, to December 31,
                             1999       1998         1997         1999          1998            1999
                          ----------  ---------  ------------ ------------ --------------- ---------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   50,333     51,688       2,596         (15)           51           (1,545)
  Net realized gain
   (loss)...............        (784)     9,720      (2,508)        520            89              139
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (90,951)    13,245       1,454       3,276           243           54,745
  Capital gain
   distributions........       2,137     12,310         --        6,179           199           13,746
                          ----------  ---------   ---------     -------        ------          -------
Increase (decrease) in
 net assets from
 operations.............     (39,265)    86,963       1,542       9,960           582           67,085
                          ----------  ---------   ---------     -------        ------          -------
From capital
 transactions:
  Net premiums..........      16,162        --          --          --            --               --
  Loan interest.........      (4,763)    (3,764)        --          --            --               --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --          --          --            --               --
    Surrenders..........     (87,362)    (2,594)        --          --            --               --
    Loans...............      (4,459)   (21,862)     (2,396)        --            --              (300)
    Cost of insurance
     and administrative
     expense (note 3)...     (15,183)   (15,101)       (742)       (540)          (30)          (2,033)
    Transfer gain (loss)
     and
     transfer fees......        (139)      (703)       (202)       (188)         (108)           3,988
  Transfers (to) from
   the Guarantee Account
   (note 1).............      20,109      7,872         --          --            --               --
  Interfund transfers...     (27,799)   196,041   1,221,995     109,461         9,718          393,060
                          ----------  ---------   ---------     -------        ------          -------
Increase (decrease) in
 net assets from capital
 transactions...........    (103,434)   159,889   1,218,655     108,733         9,580          394,715
                          ----------  ---------   ---------     -------        ------          -------
  Increase (decrease) in
   net assets...........    (142,699)   246,852   1,220,197     118,693        10,162          461,800
Net assets at beginning
 of year................   1,467,049  1,220,197         --       10,162           --               --
                          ----------  ---------   ---------     -------        ------          -------
Net assets at end of
 year...................  $1,324,350  1,467,049   1,220,197     128,855        10,162          461,800
                          ==========  =========   =========     =======        ======          =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     Oppenheimer Variable Account Funds
                                 ---------------------------------------------
                                  Money Fund           Bond Fund/VA
                                 ------------ --------------------------------
                                 Period ended    Year ended December 31,
                                 December 11, --------------------------------
                                     1997       1999        1998       1997
                                 ------------ ---------  ----------  ---------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)....................  $   5,821      65,924     (13,773)   101,798
  Net realized gain (loss)......        --      (61,516)    140,916     11,410
  Unrealized appreciation
   (depreciation) on
   investments..................        --      (84,560)    (22,639)    14,947
  Capital gain distributions....        --        9,549      28,282      4,923
                                  ---------   ---------  ----------  ---------
Increase (decrease) in net
 assets from operations.........      5,821     (70,603)    132,786    133,078
                                  ---------   ---------  ----------  ---------
From capital transactions:
  Net premiums..................        --       21,642      63,953     12,401
  Loan interest.................        --        3,160       1,867        224
  Transfers (to) from the
   general account of GE Life &
   Annuity:
    Death benefits..............        --          --          --         --
    Surrenders..................        --      (35,960)    (80,793)       --
    Loans.......................        --      (30,925)       (717)   (20,518)
    Cost of insurance and
     administrative expense
     (note 3)...................     (1,618)    (21,619)    (29,054)   (17,321)
    Transfer gain (loss) and
     transfer fees..............         26      23,758     (48,553)     4,175
  Transfers (to) from the
   Guarantee Account (note 1)...        --        6,580       8,443     10,164
  Interfund transfers...........   (160,456)   (761,210) (1,102,223) 1,749,977
                                  ---------   ---------  ----------  ---------
Increase (decrease) in net
 assets from capital
 transactions...................   (162,048)   (794,574) (1,187,077) 1,739,102
                                  ---------   ---------  ----------  ---------
  Increase (decrease) in net
   assets.......................   (156,227)   (865,177) (1,054,291) 1,872,180
Net assets at beginning of
 year...........................    156,227   2,473,605   3,527,896  1,655,716
                                  ---------   ---------  ----------  ---------
Net assets at end of year.......  $     --    1,608,428   2,473,605  3,527,896
                                  =========   =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                             Oppenheimer Variable Account Funds (continued)
                             -------------------------------------------------------------------------------------
                                Aggressive Growth Fund/VA         Capital Appreciation Fund/VA
                             ----------------------------------  --------------------------------
                                 Year ended December 31,            Year ended December 31,
                             ----------------------------------  --------------------------------
                                1999         1998       1997        1999       1998       1997
                             -----------  ----------  ---------  ----------  ---------  ---------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................ $   (89,368)    (75,205)   (67,194)    (47,481)   (25,586)    97,407
  Net realized gain (loss)..   1,178,701   1,139,675    362,326     900,975    779,763    211,799
  Unrealized appreciation
   (depreciation) on
   investments..............   3,216,453    (392,601)    69,894     646,214   (197,508)   311,259
  Capital gain
   distributions............         --      171,601    258,219     173,473    351,282        --
                             -----------  ----------  ---------  ----------  ---------  ---------
Increase (decrease) in net
 assets from operations.....   4,305,786     843,470    623,245   1,673,181    907,951    620,465
                             -----------  ----------  ---------  ----------  ---------  ---------
From capital transactions:
  Net premiums..............      54,210     106,960    160,331      34,750    130,707    136,857
  Loan interest.............      (5,149)      7,156       (478)     (2,980)    (2,818)    (1,570)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits..........     (22,618)        --         --          --         --         --
    Surrenders..............    (421,155)   (235,363)    (5,632)   (638,691)  (143,689)       --
    Loans...................    (124,739)   (644,066)   (76,259)   (159,747)  (119,579)   (52,908)
    Cost of insurance and
     administrative expense
     (note 3)...............     (68,853)    (81,387)   (69,581)    (44,705)   (46,695)   (33,074)
    Transfer gain (loss) and
     transfer fees..........     (53,960)   (865,659)   (10,950)   (247,728)   130,682      5,703
  Transfers from the
   Guarantee Account (note
   1).......................       8,140       7,563     86,490           7     58,430     67,111
  Interfund transfers.......  (1,031,745)    515,285    786,921  (2,684,688) 2,177,306  1,239,168
                             -----------  ----------  ---------  ----------  ---------  ---------
Increase (decrease) in net
 assets from capital
 transactions...............  (1,665,869) (1,189,511)   870,842  (3,743,782) 2,184,344  1,361,287
                             -----------  ----------  ---------  ----------  ---------  ---------
  Increase (decrease) in net
   assets...................   2,639,917    (346,041) 1,494,087  (2,070,601) 3,092,295  1,981,752
Net assets at beginning of
 year.......................   6,498,684   6,844,725  5,350,638   6,988,817  3,896,522  1,914,770
                             -----------  ----------  ---------  ----------  ---------  ---------
Net assets at end of year... $ 9,138,601   6,498,684  6,844,725   4,918,216  6,988,817  3,896,522
                             ===========  ==========  =========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 Oppenheimer Variable Account Funds (continued)
                          ------------------------------------------------------------------
                                High Income Fund/VA           Multiple Strategies Fund/VA
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             1999        1998       1997       1999       1998       1997
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   277,603     37,267    336,313     67,254    (12,784)    71,824
  Net realized gain
   (loss)...............      (31,032)  (157,587)   180,406     20,609    353,554     34,009
  Unrealized
   appreciation
   (depreciation) on
   investments..........      (77,143)       402    (53,341)    68,454   (372,624)   206,122
  Capital gain
   distributions........          --     147,500      2,806    157,988    166,660     95,618
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............      169,428     27,582    466,184    314,305    134,806    407,573
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........        6,954     11,471     94,743     37,781      1,000     12,358
  Loan interest.........       (2,114)    (1,733)      (628)      (208)      (877)      (722)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......          --     (45,936)       --         --     (18,545)    (2,000)
    Surrenders..........      (96,824)  (576,832)    (9,092)  (189,005)  (140,865)       --
    Loans...............     (118,625)   (34,516)   (29,617)   (10,720)   (50,344)     8,746
    Cost of insurance
     and administrative
     expense (note 3)...      (52,357)   (62,108)   (45,518)   (31,574)   (31,968)   (29,942)
    Transfer gain (loss)
     and transfer fees..        9,892    (53,899)    32,059      1,885      6,332        356
  Transfers from the
   Guarantee Account
   (note 1).............          443     28,238        --         943     29,334     23,966
  Interfund transfers...   (1,558,865)   191,267  2,226,116   (254,274)   108,424    447,254
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (1,811,496)  (544,048) 2,268,063   (445,172)   (97,509)   460,016
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........   (1,642,068)  (516,466) 2,734,247   (130,867)    37,297    867,589
Net assets at beginning
 of year................    6,161,255  6,677,721  3,943,474  3,248,322  3,211,025  2,343,436
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $ 4,519,187  6,161,255  6,677,721  3,117,455  3,248,322  3,211,025
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       Variable Insurance Products Fund
                          -------------------------------------------------------------
                          Money Market  High Income
                           Portfolio     Portfolio       Equity-Income Portfolio
                          ------------  ------------ ----------------------------------
                          Period ended  Period ended     Year ended December 31,
                          December 11,  December 11, ----------------------------------
                              1997          1997        1999        1998        1997
                          ------------  ------------ ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $    81,397        78,583      20,782       3,646      31,822
  Net realized gain
   (loss)...............          --        185,532     949,231   1,283,354   1,197,816
  Unrealized
   appreciation
   (depreciation) on
   investments..........          --        (92,552)   (762,258)   (494,927)  1,016,128
  Capital gain
   distributions........          --         11,620     536,798     785,489   1,065,171
                          -----------    ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............       81,397       183,183     744,553   1,577,562   3,310,937
                          -----------    ----------  ----------  ----------  ----------
From capital
 transactions:
  Net premiums..........          --            --       30,709     146,903     215,369
  Loan interest.........       (8,013)            6     (12,986)    (10,898)     (5,772)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......          --            --          --      (61,020)    (18,249)
    Surrenders..........      (11,729)     (163,901)   (531,791)   (222,133)    (71,914)
    Loans...............      (17,933)       (6,459)   (229,126)   (402,392)   (121,271)
    Cost of insurance
     and administrative
     expense............       (8,075)      (11,738)   (153,739)   (167,638)   (151,529)
    Transfer gain (loss)
     and transfer fees..      (66,375)      (44,309)      7,118      15,304      58,911
  Transfers from the
   Guarantee Account
   (note 1).............          --            --     (128,390)    122,727     112,723
  Interfund transfers...   (1,079,728)   (1,280,202) (1,383,061)   (202,161)    311,215
                          -----------    ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........   (1,191,853)   (1,506,603) (2,401,266)   (781,308)    329,483
                          -----------    ----------  ----------  ----------  ----------
  Increase (decrease) in
   net assets...........   (1,110,456)   (1,323,420) (1,656,713)    796,254   3,640,420
Net assets at beginning
 of year................    1,110,456     1,323,420  16,825,933  16,029,679  12,389,259
                          -----------    ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $       --            --   15,169,220  16,825,933  16,029,679
                          ===========    ==========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Variable Insurance Products Fund (continued)
                          ----------------------------------------------------------------------
                                  Growth Portfolio                   Overseas Portfolio
                          -----------------------------------  ---------------------------------
                               Year ended December 31,             Year ended December 31,
                          -----------------------------------  ---------------------------------
                             1999         1998        1997        1999       1998        1997
                          -----------  ----------  ----------  ----------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (156,415)   (100,367)    (64,303)      1,669     25,785      28,010
  Net realized gain
   (loss)...............    1,288,523   1,619,202   1,766,746     694,024   (178,639)    801,884
  Unrealized
   appreciation
   (depreciation) on
   investments..........    1,712,349     667,154    (282,336)    859,657    349,052    (489,713)
  Capital gain
   distributions........    1,506,084   1,356,757     258,471      97,639    263,943     405,040
                          -----------  ----------  ----------  ----------  ---------  ----------
Increase (decrease) in
 net assets from
 operations.............    4,350,541   3,542,746   1,678,578   1,652,989    460,141     745,221
                          -----------  ----------  ----------  ----------  ---------  ----------
From capital
 transactions:
  Net premiums..........      161,347      50,433      78,875      18,135     19,010      12,810
  Loan interest.........      (16,324)    (17,111)     (3,060)     (2,376)    (1,529)     (2,436)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --      (24,255)     (1,634)    (21,324)   (30,475)        --
    Surrenders..........   (1,385,411)   (572,105)    (28,946)   (191,090)  (214,745)    (26,126)
    Loans...............     (164,276)   (532,091)   (153,343)   (107,707)   (93,248)   (140,934)
    Cost of insurance
     and administrative
     expense............     (133,989)   (123,718)    (99,653)    (40,060)   (47,188)    (59,162)
    Transfer gain (loss)
     and transfer fees..      (48,212)    177,115      26,694     (29,352)    66,028     (12,801)
  Transfers from the
   Guarantee Account
   (note 1).............        5,600     100,312      44,630         443     (8,627)     61,472
  Interfund transfers...     (452,607)    463,637      44,400  (1,559,209)   294,585  (1,392,016)
                          -----------  ----------  ----------  ----------  ---------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........   (2,033,872)   (477,783)    (92,037) (1,932,540)   (16,189) (1,559,193)
                          -----------  ----------  ----------  ----------  ---------  ----------
  Increase (decrease) in
   net assets...........    2,316,669   3,064,963   1,586,541    (279,551)   443,952    (813,972)
Net assets at beginning
 of year................   13,457,515  10,392,552   8,806,011   5,006,524  4,562,572   5,376,544
                          -----------  ----------  ----------  ----------  ---------  ----------
Net assets at end of
 year...................  $15,774,184  13,457,515  10,392,552   4,726,973  5,006,524   4,562,572
                          ===========  ==========  ==========  ==========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                        Variable Insurance Products Fund II
                          ---------------------------------------------------------------------
                              Asset Manager Portfolio              Contrafund Portfolio
                          ----------------------------------  ---------------------------------
                              Year ended December 31,             Year ended December 31,
                          ----------------------------------  ---------------------------------
                             1999         1998       1997        1999        1998       1997
                          -----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   205,535     173,773    171,513     (87,865)    (55,333)   (41,189)
  Net realized gain
   (loss)...............      259,916     252,067    187,349     971,552   1,254,204    268,831
  Unrealized
   appreciation
   (depreciation) on
   investments..........       (9,876)    (67,659)   534,401     885,621     648,485    823,917
  Capital gain
   distributions........      431,219     914,428    714,417     361,853     403,057    109,504
                          -----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............      886,794   1,272,609  1,607,680   2,131,161   2,250,413  1,161,063
                          -----------  ----------  ---------  ----------  ----------  ---------
From capital
 transactions:
  Net premiums..........        2,300       2,300     98,687      71,587     177,753    171,916
  Loan interest.........       (8,302)     (7,000)    (4,946)     (8,628)     (6,910)    (3,288)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --      (41,112)  (149,074)    (23,810)    (24,991)    (1,797)
    Surrenders..........     (786,658)   (325,417)    (8,956)   (549,804)    (22,516)    (9,456)
    Loans...............      (58,273)   (241,371)   (97,092)   (153,985)    (85,784)  (118,554)
    Cost of insurance
     and administrative
     expense (note 3)...      (98,577)   (101,341)   (98,131)   (102,249)    (94,295)   (72,675)
    Transfer gain (loss)
     and transfer fees..      (47,936)    (13,045)       397     (21,586)     59,824     34,177
  Transfers (to) from
   Guarantee Account
   (note 1).............       38,441      69,851     33,707       6,587      84,180    150,028
  Interfund transfers...     (748,397)    156,323    (59,803)   (759,216)    989,747  1,827,255
                          -----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (1,707,402)   (500,812)  (285,211) (1,541,104)  1,077,008  1,977,606
                          -----------  ----------  ---------  ----------  ----------  ---------
  Increase (decrease) in
   net assets...........     (820,608)    771,797  1,322,469     590,057   3,327,421  3,138,669
Net assets at beginning
 of year................   10,347,930   9,576,133  8,253,664  11,177,224   7,849,803  4,711,134
                          -----------  ----------  ---------  ----------  ----------  ---------
Net assets at end of
 year...................  $ 9,527,322  10,347,930  9,576,133  11,767,281  11,177,224  7,849,803
                          ===========  ==========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       Variable Insurance Products Fund III
                          ------------------------------------------------------------------
                                                                  Growth Opportunities
                              Growth & Income Portfolio                Portfolio
                          ----------------------------------- ------------------------------
                                                 Period from                    Period from
                               Year ended        May 16, 1997   Year ended      May 16, 1997
                              December 31,            to       December 31,          to
                          ---------------------  December 31, ----------------  December 31,
                             1999       1998         1997      1999     1998        1997
                          ----------  ---------  ------------ -------  -------  ------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (16,131)   (10,395)    (1,712)    (3,398)  (1,877)    (1,910)
  Net realized gain
   (loss)...............     160,560    100,071      6,219     32,368   15,522        876
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (48,360)    91,779     11,314    (18,063)  75,120     39,235
  Capital gain
   distributions........      13,296      1,681        --      12,249   14,232        --
                          ----------  ---------    -------    -------  -------    -------
Increase (decrease) in
 net assets from
 operations.............     109,365    183,136     15,821     23,156  102,997     38,201
                          ----------  ---------    -------    -------  -------    -------
From capital
 transactions:
  Net premiums..........      11,807     23,295     12,486        589   39,535     18,354
  Loan interest.........         (19)      (393)       --         (95)    (134)       --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --         --         --       --         --
    Surrenders..........     (33,425)       --         --     (17,405)     --         --
    Loans...............      (9,320)    (3,183)       --        (979)     --         --
    Cost of insurance
     and administrative
     expense (note 3)...     (15,670)    (7,686)    (1,616)    (8,389)  (5,140)    (1,627)
    Transfer gain (loss)
     and transfer fees..      43,657     28,249     10,283         (7)   1,640        (20)
  Transfers (to) from
   Guarantee Account
   (note 1).............      10,278     13,857        --         --     8,711      2,963
  Interfund transfers...     392,746    357,477    373,471    265,913  145,247    293,576
                          ----------  ---------    -------    -------  -------    -------
Increase (decrease) in
 net assets from capital
 transactions...........     400,054    411,616    394,624    239,627  189,859    313,246
                          ----------  ---------    -------    -------  -------    -------
  Increase (decrease) in
   net assets...........     509,419    594,752    410,445    262,783  292,856    351,447
Net assets at beginning
 of year................   1,005,197    410,445        --     644,303  351,447        --
                          ----------  ---------    -------    -------  -------    -------
Net assets at end of
 year...................  $1,514,616  1,005,197    410,445    907,086  644,303    351,447
                          ==========  =========    =======    =======  =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                          Federated Insurance Series
                          ----------------------------------------------------------------
                                    American                       High Income
                                Leaders Fund II                    Bond Fund II
                          ------------------------------  --------------------------------
                            Year ended December 31,          Year ended December 31,
                          ------------------------------  --------------------------------
                             1999       1998      1997      1999        1998       1997
                          ----------  ---------  -------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (4,270)    (8,076)  (2,528)    66,628      30,429     31,591
  Net realized gain
   (loss)...............      19,046     (4,077)  11,788    (82,162)     85,989      5,827
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (65,306)    58,884   53,148        543     (90,012)    55,167
  Capital gain
   distributions........      98,945     39,312      571      7,321      13,650      2,683
                          ----------  ---------  -------  ---------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............      48,415     86,043   62,979     (7,670)     40,056     95,268
                          ----------  ---------  -------  ---------  ----------  ---------
From capital
 transactions:
  Net premiums..........      57,574     96,517   92,480     17,397      28,358     43,594
  Loan interest.........         (79)      (225)      (3)      (244)       (409)    (1,353)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --       --         --          --         --
    Surrenders..........         --         --       --     (28,048)        --         --
    Loans...............      (6,155)   (12,883)     205    (73,906)    (14,686)   (11,473)
    Cost of insurance
     and administrative
     expense (note 3)...     (12,640)   (11,161)  (3,145)   (13,418)    (14,411)    (8,961)
    Transfer gain (loss)
     and transfer fees..       1,294      2,778    1,084    (13,811)        706       (359)
  Transfers (to) from
   the Guarantee Account
   (note 1).............       9,174     16,071    5,323        --        6,031      5,441
  Interfund transfers...    (210,684)   343,685  341,074      6,333  (1,149,736) 1,432,858
                          ----------  ---------  -------  ---------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    (161,516)   434,782  437,018   (105,697) (1,144,147) 1,459,747
                          ----------  ---------  -------  ---------  ----------  ---------
  Increase (decrease) in
   net assets...........    (113,101)   520,825  499,997   (113,367) (1,104,091) 1,555,015
Net assets at beginning
 of year................   1,038,585    517,760   17,763  1,129,523   2,233,614    678,599
                          ----------  ---------  -------  ---------  ----------  ---------
Net assets at end of
 year...................  $  925,484  1,038,585  517,760  1,016,156   1,129,523  2,233,614
                          ==========  =========  =======  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                           Federated
                                                       Insurance Series
                                                          (continued)
                                                   ---------------------------
                                                        Utility Fund II
                                                   ---------------------------
                                                    Year ended December 31,
                                                   ---------------------------
                                                     1999      1998     1997
                                                   ---------  -------  -------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................. $   6,892   (2,093)   2,627
  Net realized gain (loss)........................    10,756   25,956   11,484
  Unrealized appreciation (depreciation) on
   investments....................................   (42,270)   8,478   50,092
  Capital gain distributions......................    25,666   24,895    5,733
                                                   ---------  -------  -------
Increase (decrease) in net assets from
 operations.......................................     1,044   57,236   69,936
                                                   ---------  -------  -------
From capital transactions:
  Net premiums....................................       --    21,133      --
  Loan interest...................................      (581)    (807)     (55)
  Transfers (to) from the general account of GE
   Life & Annuity:
    Death benefits................................       --       --       --
    Surrenders....................................   (14,150)     --       --
    Loans.........................................   (27,345) (18,860) (34,631)
    Cost of insurance and administrative expense
     (note 3).....................................    (5,113)  (5,595)  (3,486)
    Transfer gain (loss) and transfer fees........        76      690    2,314
  Transfers (to) from the Guarantee Account
   (note 1).......................................       --       --    10,521
  Interfund transfers.............................   (67,113)  79,433  107,029
                                                   ---------  -------  -------
Increase (decrease) in net assets from capital
 transactions.....................................  (114,226)  75,994   81,692
                                                   ---------  -------  -------
  Increase (decrease) in net assets...............  (113,182) 133,230  151,628
Net assets at beginning of year...................   526,570  393,340  241,712
                                                   ---------  -------  -------
Net assets at end of year......................... $ 413,388  526,570  393,340
                                                   =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                               Alger American Fund
                          ------------------------------------------------------------------
                                                                        Growth
                          Small Capitalization Portfolio               Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             1999        1998       1997       1999       1998       1997
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (28,322)   (21,533)   (18,711)   (53,403)   (24,502)   (15,770)
  Net realized gain
   (loss)...............      263,133   (361,335)   155,266    367,836    342,335    121,886
  Unrealized
   appreciation
   (depreciation) on
   investments..........      286,111    411,856    (23,084)   477,546    332,102    195,886
  Capital gain
   distributions........      250,852    207,517     42,941    415,458    353,476     10,056
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............      771,774    236,505    156,412  1,207,437  1,003,411    312,058
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........       47,061     53,010     88,579     61,208     49,615     23,449
  Loan interest.........       (4,390)      (394)         2     (2,317)      (929)      (449)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --     (13,545)       --     (26,523)   (19,533)       --
    Surrenders..........          --     (70,773)    (1,243)  (286,712)   (43,795)    (4,963)
    Loans...............        3,449     22,480    (51,090)   (87,064)   (69,736)   (60,475)
    Cost of insurance
     and administrative
     expense (note 3)...      (25,363)   (19,635)   (17,890)   (46,522)   (27,911)   (20,884)
    Transfer gain (loss)
     and transfer fees..       46,137     68,756     (6,935)    (7,321)    30,431    (16,706)
  Transfers (to) from
   the Guarantee Account
   (note 1).............       11,769     23,461     72,126        500     35,331     25,127
  Interfund transfers...   (1,053,597) 1,262,264    148,081  1,365,674    631,892    147,496
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     (974,934) 1,325,624    231,630    970,923    585,365     92,595
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........     (203,160) 1,562,129    388,042  2,178,360  1,588,776    404,653
Net assets at beginning
 of year................    3,022,286  1,460,157  1,072,115  3,345,552  1,756,776  1,352,123
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $ 2,819,126  3,022,286  1,460,157  5,523,912  3,345,552  1,756,776
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       PBHG Insurance Series Fund, Inc.
                          --------------------------------------------------------------
                                      PBHG
                                Large Cap Growth                      PBHG
                                    Portfolio                 Growth II Portfolio
                          ------------------------------- ------------------------------
                                             Period from                    Period from
                             Year ended        July 22,     Year ended        May 22,
                            December 31,       1997 to     December 31,       1997 to
                          -----------------  December 31, ----------------  December 31,
                            1999     1998        1997      1999     1997        1997
                          --------  -------  ------------ -------  -------  ------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $ (1,948)  (1,340)      (205)    (3,631)  (1,328)      (540)
  Net realized gain
   (loss)...............    29,261   12,396         (1)   127,082   36,908      1,296
  Unrealized
   appreciation
   (depreciation) on
   investments..........    99,164   11,365        656     66,595   15,978       (846)
  Capital gain
   distributions........       --       --         --         --       --         --
                          --------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from
 operations.............   126,477   22,421        450    190,046   51,558        (90)
                          --------  -------     ------    -------  -------     ------
From capital
 transactions:
  Net premiums..........     6,138      --         --       2,000    3,717      4,615
  Loan interest.........        26      --         --        (191)     (58)       --
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......       --       --         --         --       --         --
    Surrenders..........       --    (3,629)       --         --       --         --
    Loans...............      (678)    (817)       --     (10,000)     --         --
    Cost of insurance
     and administrative
     expense (note 3)...    (1,747)  (2,407)      (134)    (4,856)  (1,168)      (460)
    Transfer gain (loss)
     and transfer fees..    (6,275)  (2,844)        53    (19,026) (36,339)     1,309
  Transfers (to) from
   the Guarantee Account
   (note 1).............       --       --       3,269        --    25,929      2,518
  Interfund transfers...   128,326   (8,883)    28,216     33,117    2,248     84,214
                          --------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from capital
 transactions...........   125,790  (18,580)    31,404      1,044   (5,671)    92,196
                          --------  -------     ------    -------  -------     ------
  Increase (decrease) in
   net assets...........   252,267    3,841     31,854    191,090   45,887     92,106
Net assets at beginning
 of year................    35,695   31,854        --     137,993   92,106        --
                          --------  -------     ------    -------  -------     ------
Net assets at end of
 year...................  $287,962   35,695     31,854    329,083  137,993     92,106
                          ========  =======     ======    =======  =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                               Janus Aspen Series
                          ------------------------------------------------------------------
                            Aggressive Growth Portfolio            Growth Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             1999        1998       1997       1999       1998       1997
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (25,047)   (31,583)   (28,915)   (82,113)   118,490      8,645
  Net realized gain
   (loss)...............    1,877,887    678,326    192,226    732,403    870,857    243,734
  Unrealized
   appreciation
   (depreciation) on
   investments..........    3,056,764    307,545     99,444  2,126,069    434,354    376,858
  Capital gain
   distributions........       70,984        --         --      38,444    150,149     54,303
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............    4,980,588    954,288    262,755  2,814,803  1,573,850    683,540
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........       29,506     42,148     60,192     83,311     64,698    100,831
  Loan interest.........       (3,772)    (1,997)       (77)    (8,033)    (5,496)      (600)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --         --         --     (23,434)       --         --
    Surrenders..........     (147,936)    (9,219)      (318)  (332,087)  (103,135)   (11,331)
    Loans...............     (100,897)   (24,856)   (68,184)  (113,712)  (159,214)  (101,750)
    Cost of insurance
     and administrative
     expense (note 3)...      (51,847)   (25,282)   (24,702)   (72,587)   (55,256)   (43,347)
    Transfer gain (loss)
     and transfer fees..       78,299   (164,381)    43,699      9,023     16,223        594
  Transfers (to) from
   the Guarantee Account
   (note 1).............          --       8,345     34,546      3,568     18,355     84,063
  Interfund transfers...    2,991,895   (793,229)   503,885  1,275,017    305,817  1,105,318
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    2,795,248   (968,471)   549,041    821,066     81,992  1,133,778
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........    7,775,836    (14,183)   811,796  3,635,869  1,655,842  1,817,318
Net assets at beginning
 of year................    2,774,289  2,788,472  1,976,676  6,260,048  4,604,206  2,786,888
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $10,550,125  2,774,289  2,788,472  9,895,917  6,260,048  4,604,206
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                          Janus Aspen Series (continued)
                          -------------------------------------------------------------------
                             Worldwide Growth Portfolio            Balanced Portfolio
                          ----------------------------------  -------------------------------
                              Year ended December 31,            Year ended December 31,
                          ----------------------------------  -------------------------------
                             1999         1998       1997       1999       1998       1997
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (150,353)    150,828    (14,152)    56,688    102,703     37,720
  Net realized gain
   (loss)...............    1,684,622   1,535,984    457,649    397,981     75,042     16,368
  Unrealized
   appreciation
   (depreciation) on
   investments..........    5,709,994     417,036    666,571    859,559  1,021,865    172,861
  Capital gain
   distributions........          --      114,875     36,750        --      26,713      1,466
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............    7,244,263   2,218,723  1,146,818  1,314,228  1,226,323    228,415
                          -----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........      181,280     276,172    334,686     39,986     20,390     32,001
  Loan interest.........       (5,533)     (3,134)      (933)    (7,355)    (4,091)       (48)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......      (23,423)    (68,985)    (1,737)   (24,021)   (18,660)       --
    Surrenders..........     (306,760)   (104,833)    (5,393)  (382,801)    (5,329)    (2,416)
    Loans...............      (86,961)    (97,145)   (74,934)  (339,651)   (78,415)    26,990
    Cost of insurance
     and administrative
     expense (note 3)...     (127,864)   (110,038)   (79,593)   (55,893)   (43,371)   (13,436)
    Transfer gain (loss)
     and transfer fees..        3,589      12,636     14,879     (6,027)       989        606
  Transfers (to) from
   the Guarantee Account
   (note 1).............       35,983     (12,929)   109,443     14,501     46,495     41,217
  Interfund transfers...      269,462     863,455  1,831,317  1,299,658    395,097  2,601,676
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........      (60,227)    755,199  2,127,735    538,397    313,105  2,686,590
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........    7,184,036   2,973,922  3,274,553  1,852,625  1,539,428  2,915,005
Net assets at beginning
 of year................   11,200,312   8,226,390  4,951,837  5,084,946  3,545,518    630,513
                          -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $18,384,348  11,200,312  8,226,390  6,937,571  5,084,946  3,545,518
                          ===========  ==========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     Janus Aspen Series (continued)
                         ------------------------------------------------------------
                                 Flexible                     International
                                  Income                         Growth
                                 Portfolio                      Portfolio
                         ---------------------------  -------------------------------
                          Year ended December 31,        Year ended December 31,
                         ---------------------------  -------------------------------
                           1999      1998     1997      1999       1998       1997
                         ---------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $  18,729   17,911    9,720    (28,206)    22,885     (8,218)
  Net realized gain
   (loss)...............     2,310    2,524    3,107    452,801    171,620    145,208
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (20,012)   3,399    4,489  1,288,333    158,124     45,943
  Capital gain distribu-
   tions................     1,152    1,021       76        --       7,791      2,276
                         ---------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............     2,179   24,855   17,392  1,712,928    360,420    185,209
                         ---------  -------  -------  ---------  ---------  ---------
From capital transac-
 tions:
  Net premiums..........     9,934    5,245   21,946     18,930     36,145     60,001
  Loan interest.........       (42)    (324)     (28)     1,974       (617)    (1,662)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......       --       --       --         --     (11,677)       --
    Surrenders..........       --   (52,087)     --     (13,011)   (60,448)       --
    Loans...............     2,596   21,183  (30,720)    (7,155)     4,516    (10,000)
    Cost of insurance
     and administrative
     expense (note 3)...    (4,230)  (3,675)  (1,977)   (25,425)   (24,306)   (16,021)
    Transfer gain (loss)
     and transfer fees..       225     (208)    (429)    (1,336)    59,856     12,507
  Transfers (to) from
   the Guarantee Account
   (note 1).............       --        85    3,243        --      77,727    122,804
  Interfund transfers...   (85,330) 269,008    3,106   (913,181)   813,972  1,044,932
                         ---------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 capital transactions...   (76,847) 239,227   (4,859)  (939,204)   895,168  1,212,561
                         ---------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........   (74,668) 264,082   12,533    773,724  1,255,588  1,397,770
Net assets at beginning
 of year................   436,086  172,004  159,471  3,043,406  1,787,818    390,048
                         ---------  -------  -------  ---------  ---------  ---------
Net assets at end of
 year................... $ 361,418  436,086  172,004  3,817,130  3,043,406  1,787,818
                         =========  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                           Janus Aspen Series (continued)
                                        ---------------------------------------
                                                       Capital
                                                    Appreciation
                                                      Portfolio
                                        ---------------------------------------
                                                                   Period from
                                        Year ended December 31,      May 22,
                                        -------------------------- December 31,
                                            1999          1998         1997
                                        -------------  ----------- ------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...... $     (31,231)     (5,716)       (75)
  Net realized gain (loss).............       435,959     225,641     (7,519)
  Unrealized appreciation (deprecia-
   tion) on investments................       837,570      56,754       (582)
  Capital gain distributions...........        10,754         --         --
                                        -------------  ----------     ------
Increase (decrease) in net assets from
 operations............................     1,253,052     276,679     (8,176)
                                        -------------  ----------     ------
From capital transactions:
  Net premiums.........................        73,275      12,000        --
  Loan interest........................        (1,142)        --         --
  Transfers (to) from the general ac-
   count of GE Life & Annuity:
    Death benefits.....................           --          --         --
    Surrenders.........................       (41,706)        --         --
    Loans..............................        (7,970)    (37,337)       --
    Cost of insurance and administra-
     tive expense (note 3).............       (28,392)     (8,261)      (181)
    Transfer gain (loss) and transfer
     fees..............................       119,454      (4,436)       (24)
  Transfers (to) from the Guarantee Ac-
   count (note 1)......................           --          --         --
  Interfund transfers..................     1,353,094     677,289     20,306
                                        -------------  ----------     ------
Increase (decrease) in net assets from
 capital transactions..................     1,466,613     639,255     20,101
                                        -------------  ----------     ------
  Increase (decrease) in net assets....     2,719,665     915,934     11,925
Net assets at beginning of year........       927,859      11,925        --
                                        -------------  ----------     ------
Net assets at end of year.............. $   3,647,524     927,859     11,925
                                        =============  ==========     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                             Neuberger & Berman Advisers Management Trust
                             --------------------------------------------------
                                Balanced             Bond            Growth
                               Portfolio          Portfolio        Portfolio
                             ----------------   --------------   --------------
                              Period ended       Period ended     Period ended
                              December 11,       December 11,     December 11,
                                  1997               1997             1997
                             ----------------   --------------   --------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)...............  $          9,495            30,012           (9,747)
  Net realized gain
   (loss)..................           315,380            (3,318)         150,610
  Unrealized appreciation
   (depreciation) on in-
   vestments...............          (146,827)           (1,629)         (55,310)
  Capital gain distribu-
   tions...................            88,699               --            64,488
                             ----------------     -------------    -------------
Increase (decrease) in net
 assets from operations....           266,747            25,065          150,041
                             ----------------     -------------    -------------
From capital transactions:
 Net premiums..............               --                --               --
 Loan interest.............              (669)           (2,301)            (894)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........               --                --               --
  Surrenders...............           (19,398)              --               --
  Loans....................            (4,103)           53,065           (7,618)
  Cost of insurance and ad-
   ministrative expense
   (note 3)................           (19,558)           (5,054)          (7,810)
  Transfer gain (loss) and
   transfer fees...........               669           (38,185)          (1,185)
 Interfund transfers.......        (2,096,250)         (670,024)        (881,910)
                             ----------------     -------------    -------------
Increase (decrease) in net
 assets from capital trans-
 actions...................        (2,139,309)         (662,499)        (899,417)
                             ----------------     -------------    -------------
Increase (decrease) in net
 assets....................        (1,872,562)         (637,434)        (749,376)
Net assets at beginning of
 year......................         1,872,562           637,434          749,376
                             ----------------     -------------    -------------
Net assets at end of year..  $            --                --               --
                             ================     =============    =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                                                  Salomon Brothers
                                            Goldman Sachs Variable Insurance Trust           Variable Series Funds Inc.
                                      --------------------------------------------------- ---------------------------------
                                                                                           Strategic Bond    Total Return
                                       Growth and Income Fund      Mid Cap Value Fund           Fund             Fund
                                      ------------------------- ------------------------- ---------------- ----------------
                                                   Period from               Period from
                                                    October 6,                 June 25,     Period from      Period from
                                       Year ended    1998 to     Year ended    1998 to    March 19, 1999    July 14, 1999
                                      December 31, December 31, December 31, December 31, to December 31,  to December 31,
                                          1999         1998         1999         1998           1999             1999
                                      ------------ ------------ ------------ ------------ ---------------- ----------------
Increase (decrease) in net assets
 From operations:
  Net investment income (expense)....   $   118          37        (3,000)         425         (1,150)            115
  Net realized gain (loss)...........       573          58        84,871          (16)       (14,814)             (8)
  Unrealized appreciation
   (depreciation) on investments.....    (2,840)         49       (27,108)         196         (4,324)           (424)
  Capital gain distributions.........       --          --            --           --             --              --
                                        -------       -----       -------       ------        -------           -----
Increase (decrease) in net assets
 from operations.....................    (2,149)        144        54,763          605        (20,288)           (317)
                                        -------       -----       -------       ------        -------           -----
From capital transactions:
  Net premiums.......................     1,250         --          7,450          --             --              --
  Loan interest......................       (86)        --            945          --             227             --
  Transfers (to) from the general
   account of
   GE Life & Annuity:
    Death benefits
    Surrenders.......................       --          --            --           --             --              --
    Loans............................       --          --            --           --             --              --
    Cost of insurance and
     administrative expense..........       --          --            --           --          11,465            (134)
      (note 3).......................      (497)        (10)       (2,968)        (279)        (2,472)            (65)
    Transfer gain (loss) and transfer
     fees............................       (19)         63        35,817          116           (471)              1
  Transfers (to) from the Guarantee
   Account (note 1)..................       --          --         23,524          --             --              --
  Interfund transfers................    64,781       5,092        44,102       79,827        113,987           6,940
                                        -------       -----       -------       ------        -------           -----
Increase (decrease) in net assets
 from capital transactions...........    65,429       5,145       108,870       79,664        122,736           6,742
                                        -------       -----       -------       ------        -------           -----
  Increase (decrease) in net assets..    63,280       5,289       163,633       80,269        102,448           6,425
Net assets at beginning of year......     5,289         --         80,269          --             --              --
                                        -------       -----       -------       ------        -------           -----
Net assets at end of year............   $68,569       5,289       243,902       80,269        102,448           6,425
                                        =======       =====       =======       ======        =======           =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                         Notes to Financial Statements

                               December 31, 1999


(1)Description of Entity

   GE Life & Annuity Separate Account III, formerly Life of Virginia Separate Account III, (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company
(GE), a New York corporation.

   In June 1999, a new investment subdivision was added to the Account. The Premier Growth Equity Fund, which invests solely in a designated portfolio of the GE Investment Funds, Inc., was added to the Account. The fund is a series type mutual fund. Between 1997 and 1999, the Oppenheimer Variable Account Capital Appreciation Fund changed its name to the Oppenheimer Variable Account Aggressive Growth Fund/VA and the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

   In October 1998, three new investment subdivisions were added to the Account. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund. All designated portfolios described above are series type mutual funds. There were no amounts issued in the Investors Fund during 1998 or 1999.

   In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Growth and Income, and Mid Cap Value (formerly Mid Cap Equity) Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust Fund. All designated portfolios described above are series type mutual funds.

   On December 12, 1997, the Account added the GE Investments Funds, Inc.-- Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

Before the Substitution                              After the Substitution
-----------------------                              ----------------------
Shares of Money Market Portfolio--      Shares of Money Market Fund--
Variable Insurance Products Fund        GE Investments Funds, Inc.

Shares of Money Fund--                  Shares of Money Market Fund--
Oppenheimer Variable Account Funds      GE Investments Funds, Inc.

Shares of Government Securities Fund--  Shares of Income Fund--
GE Investments Funds, Inc.              GE Investments Funds, Inc.

Shares of Bond Portfolio--              Shares of Income Fund--
Neuberger & Berman Advisers Management  GE Investments Funds, Inc.
Trust

Shares of High Income Portfolio--       Shares of High Income Fund--
Variable Insurance Products Fund        Oppenheimer Variable Account Funds

Shares of Growth Portfolio--            Shares of Growth Portfolio--
Neuberger & Berman Advisers Management  Variable Insurance Products Fund
Trust

Shares of Balanced Portfolio--          Shares of Balanced Portfolio--
Neuberger & Berman Advisers Management  Janus Aspen Series
Trust

   The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series.

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

(1)Description of Entity -- Continued

   In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund, Inc. All designated portfolios described above are series type mutual funds.

   For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2)Summary of Significant Accounting Policies

 (a) Investments

   Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1999, were:

                                                        Cost of      Proceeds
                                                         Shares        from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                        ------------ ------------
GE Investments Funds, Inc.:
  S&P 500 Index Fund................................. $  8,074,508    7,214,880
  Money Market Fund..................................  142,550,663  137,813,632
  Total Return Fund..................................      252,045      423,194
  International Equity Fund..........................       95,821       53,745
  Real Estate Securities Fund........................      129,373      186,650
  Global Income Fund.................................    8,053,103    7,879,226
  Value Equity Fund..................................    2,236,005    2,105,030
  Income Fund........................................      217,788      270,438
  U.S. Equity Fund...................................      125,476       10,321
  Premier Growth Equity Fund.........................      411,273        4,116
Oppenheimer Variable Account Funds:
  Bond Fund/VA.......................................    4,664,510    5,368,442
  Aggressive Growth Fund/VA..........................   10,318,765   12,079,719
  Capital Appreciation Fund/VA.......................   13,344,120   14,752,551
  High Income Fund/VA................................    5,801,753    9,370,017
  Multiple Strategies Fund/VA........................      409,651      632,184

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                         Cost of     Proceeds
                                                          Shares       from
Fund/Portfolio                                           Acquired   Shares Sold
--------------                                         ------------ -----------
Variable Insurance Products Fund:
  Equity-Income Portfolio............................. $  4,915,891   6,821,877
  Growth Portfolio....................................   22,585,871  23,276,357
  Overseas Portfolio..................................    7,307,789   9,133,870
Variable Insurance Products Fund II:
  Asset Manager Portfolio.............................    1,254,832   2,225,955
  Contrafund Portfolio................................    4,543,326   5,813,319
Variable Insurance Products Fund III:
  Growth & Income Portfolio...........................    5,056,011   4,659,241
  Growth Opportunities Portfolio......................      517,132     269,032
Federated Insurance Series:
  American Leaders Fund II............................      369,678     437,325
  High Income Bond Fund II............................    4,343,137   4,376,296
  Utility Fund II.....................................       64,465     146,678
Alger American Fund:
  Small Capitalization Portfolio......................    6,407,968   7,157,866
  Growth Portfolio....................................    4,227,645   2,891,282
PBHG Insurance Series Fund, Inc.:
  PBHG Large Cap Growth Portfolio.....................      285,430     150,633
  PBHG Growth II Portfolio............................    7,159,550   7,161,161
Janus Aspen Series:
  Aggressive Growth Portfolio.........................   43,175,696  40,322,321
  Growth Portfolio....................................    4,678,348   3,905,156
  Worldwide Growth Portfolio..........................    7,097,136   7,336,085
  Balanced Portfolio..................................    2,045,928   1,567,384
  Flexible Income Portfolio...........................      303,173     360,565
  International Growth Portfolio......................    5,200,086   6,170,402
  Capital Appreciation Portfolio......................   36,142,487  34,686,023
Goldman Sachs Variable Insurance Trust:
  Growth and Income Fund..............................       93,553      27,975
  Mid Cap Value Fund..................................    3,431,804   3,325,911
Salomon Brothers Variable Series Fund Inc.:
  Strategic Bond Fund.................................    5,645,594   5,523,951
  Total Return Fund...................................        7,094         234

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

 (b) Capital Transactions

   The increase (decrease) of outstanding units from capital transactions for the years or periods ended December 31, 1999, 1998 and 1997 are as follows:

                                          GE Investments Funds, Inc.
                          --------------------------------------------------------------
                                                                                 Real
                          S&P 500  Government  Money    Total   International   Estate
                           Index   Securities  Market   Return     Equity     Securities
                           Fund       Fund      Fund     Fund       Fund         Fund
                          -------  ---------- --------  ------  ------------- ----------
Units outstanding at De-
 cember 31, 1996........   58,616    43,554    683,115  62,796      69,054      14,627
                          -------   -------   --------  ------     -------     -------
From capital transac-
 tions:
  Net premiums..........      918       705    888,521   1,582          69       3,906
  Loan interest.........      (15)      (24)     1,522       3          (1)        --
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......      (56)      --         --   (5,200)        --          --
    Surrenders..........   (1,568)  (14,115)    (4,893)   (404)        --          --
    Loans...............     (310)   (1,284)   (15,590) (1,334)        123      (1,039)
    Cost of insurance
     and administrative
     expenses...........     (770)     (447)    (7,485)   (686)       (623)       (570)
  Transfers (to) from
   the Guarantee Ac-
   count................    1,030        15     (1,925)  1,924         --          203
  Interfund transfers...   35,756   (28,404)  (795,469)  5,670     (48,010)     41,075
                          -------   -------   --------  ------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   34,985   (43,554)    64,681   1,555     (48,442)     43,575
                          -------   -------   --------  ------     -------     -------
Units outstanding at De-
 cember 31, 1997........   93,601       --     747,796  64,351      20,612      58,202
                          -------   -------   --------  ------     -------     -------
From capital transac-
 tions:
  Net premiums..........   10,503       --     318,502     457         (63)      2,573
  Loan interest.........      (51)      --         939      (4)          3         (12)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......     (776)      --        (579)    --          --          --
    Surrenders..........   (3,536)      --     (29,501) (5,534)        --         (181)
    Loans...............     (258)      --     (62,560) (1,140)       (230)       (955)
    Cost of insurance
     and administrative
     expenses...........   (1,578)      --      (8,969)   (602)        231        (703)
  Transfers (to) from
   the Guarantee Ac-
   count................    4,508       --      (3,439)    353      (1,473)      2,167
  Interfund transfers...   38,024       --    (569,612)  1,764       1,669     (13,779)
                          -------   -------   --------  ------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   46,836       --     (55,219) (4,706)        137     (10,890)
                          -------   -------   --------  ------     -------     -------
Units outstanding at De-
 cember 31, 1998........  140,437       --     692,577  59,645      20,749      47,312
                          -------   -------   --------  ------     -------     -------
From capital transac-
 tions:
  Net premiums..........    4,635       --     453,065     283         --          593
  Loan interest.........      (80)      --       2,062     (23)        --          (65)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......      --        --         --      --          --          --
    Surrenders..........  (12,655)      --    (253,135) (4,209)        --       (2,315)
    Loans...............     (319)      --     (45,695)   (167)        --         (262)
    Cost of insurance
     and administrative
     expenses...........   (1,697)      --      (9,438)   (586)       (244)       (546)
  Transfers (to) from
   the Guarantee Ac-
   count................       27       --         --       16         --          --
  Interfund transfers...   32,129       --     111,903  (2,341)      1,517      (2,972)
                          -------   -------   --------  ------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   22,040       --     258,762  (7,027)      1,273      (5,567)
                          -------   -------   --------  ------     -------     -------
Units outstanding at De-
 cember 31, 1999........  162,477       --     951,339  52,618      22,022      41,745
                          =======   =======   ========  ======     =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                  GE Investments Funds, Inc. (continued)
                                ----------------------------------------------
                                Global  Value             U.S.      Premier
                                Income  Equity  Income   Equity  Growth Equity
                                 Fund    Fund    Fund     Fund       Fund
                                ------  ------  -------  ------  -------------
Units outstanding at December
 31, 1996......................   --       --       --      --         --
                                -----   ------  -------  ------     ------
From capital transactions:
  Net premiums.................   --       356      --      --         --
  Loan interest................   --       --       --      --         --
  Transfers (to) from the gen-
   eral account of
   GE Life & Annuity:
    Death benefits.............   --       --       --      --         --
    Surrenders.................   --       --       --      --         --
    Loans......................   --       --      (240)    --         --
    Cost of insurance and ad-
     ministrative expenses.....    (2)     (48)     (74)    --         --
  Transfers (to) from the Guar-
   antee Account...............   --       --       --      --         --
  Interfund transfers.......... 1,338   18,848  122,212     --         --
                                -----   ------  -------  ------     ------
Net increase (decrease) in
 units from capital transac-
 tions......................... 1,336   19,156  121,898     --         --
                                -----   ------  -------  ------     ------
Units outstanding at December
 31, 1997...................... 1,336   19,156  121,898     --         --
                                -----   ------  -------  ------     ------
From capital transactions:
  Net premiums.................   --     1,214        1     --         --
  Loan interest................   --       (63)    (366)    --         --
  Transfers (to) from the gen-
   eral account of
   GE Life & Annuity:
    Death benefits.............   --       --       --      --         --
    Surrenders.................   --       --      (252)    --         --
    Loans......................   --       (90)  (2,123)    --         --
    Cost of insurance and ad-
     ministrative expenses.....   (25)    (370)  (1,466)     (3)       --
  Transfers (to) from the Guar-
   antee Account...............   --       --       764     --         --
  Interfund transfers.......... 1,172   18,643   19,037     955        --
                                -----   ------  -------  ------     ------
Net increase (decrease) in
 units from capital transac-
 tions......................... 1,147   19,334   15,595     952        --
                                -----   ------  -------  ------     ------
Units outstanding at December
 31, 1998...................... 2,483   38,490  137,493     952        --
                                -----   ------  -------  ------     ------
From capital transactions:
  Net premiums.................     3      243    1,551     --          (1)
  Loan interest................   --       (66)    (457)    --         --
  Transfers (to) from the gen-
   eral account of
   GE Life & Annuity:
    Death benefits.............   --       --       --      --         --
    Surrenders.................   --       --    (8,378)    --         --
    Loans......................    15     (445)    (428)    --         (30)
    Cost of insurance and ad-
     ministrative expenses.....    (4)    (525)  (1,456)    (46)      (204)
  Transfers (to) from the Guar-
   antee Account...............   --     1,886    1,928     --         --
  Interfund transfers..........   162    7,567   (2,666)  9,329     39,537
                                -----   ------  -------  ------     ------
Net increase (decrease) in
 units from capital transac-
 tions.........................   176    8,660   (9,906)  9,283     39,302
                                -----   ------  -------  ------     ------
Units outstanding at December
 31, 1999...................... 2,659   47,150  127,587  10,235     39,302
                                =====   ======  =======  ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                      Oppenheimer Variable Account Funds
                          -------------------------------------------------------------
                                            Aggressive   Capital     High     Multiple
                           Money    Bond      Growth   Appreciation Income   Strategies
                           Fund    Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
                          -------  -------  ---------- ------------ -------  ----------
Units outstanding at De-
 cember 31, 1996........   10,387   81,322   177,408      78,571    135,468   103,922
                          -------  -------   -------     -------    -------   -------
From capital transac-
 tions:
  Net premiums..........      --       567     5,184       4,979      3,036       515
  Loan interest.........      --        10       (15)        (57)       (20)      (30)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......      --       --        --          --         --        (83)
    Surrenders..........      --       --       (182)        --        (291)      --
    Loans...............      --      (938)   (2,466)     (1,925)      (949)      364
    Cost of insurance
     and administrative
     expenses...........     (104)    (792)   (2,250)     (1,203)    (1,459)   (1,248)
  Transfers (to) from
   the Guarantee Ac-
   count................      --       465     2,796       2,441        --        999
  Interfund transfers...  (10,283)  80,017    25,443      45,075     71,340    18,636
                          -------  -------   -------     -------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........  (10,387)  79,329    28,510      49,310     71,657    19,153
                          -------  -------   -------     -------    -------   -------
Units outstanding at De-
 cember 31, 1997........      --   160,651   205,918     127,881    207,125   123,075
                          -------  -------   -------     -------    -------   -------
From capital transac-
 tions:
  Net premiums..........      --     3,023     9,796       3,787        331        45
  Loan interest.........      --        88       655         (82)       (50)      (40)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......      --       --        --          --      (1,322)     (854)
    Surrenders..........      --    (3,818)  (21,555)     (4,162)   (16,597)   (6,487)
    Loans...............      --       (34)  (58,985)     (3,464)      (993)   (2,318)
    Cost of insurance
     and administrative
     expenses...........      --    (1,373)   (7,454)     (1,353)    (1,787)   (1,472)
  Transfers (to) from
   the Guarantee Ac-
   count................      --       399       693       1,693        812     1,351
  Interfund transfers...      --   (52,085)   47,191      63,068      5,503     4,993
                          -------  -------   -------     -------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........      --   (53,800)  (29,659)     59,487    (14,103)   (4,782)
                          -------  -------   -------     -------    -------   -------
Units outstanding at De-
 cember 31, 1998........      --   106,851   176,259     187,368    193,022   118,293
                          -------  -------   -------     -------    -------   -------
From capital transac-
 tions:
  Net premiums..........      --       934     1,328         925        212     1,302
  Loan interest.........      --       137      (126)        (79)       (64)       (7)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......      --       --       (554)        --         --        --
    Surrenders..........      --    (1,554)  (10,319)    (17,001)    (2,950)   (6,514)
    Loans...............      --    (1,336)   (3,056)     (4,252)    (3,614)     (369)
    Cost of insurance
     and administrative
     expenses...........      --      (934)   (1,687)     (1,190)    (1,595)   (1,088)
  Transfers (to) from
   the Guarantee Ac-
   count................      --       284       199         --          13        32
  Interfund transfers...      --   (32,896)  (25,280)    (71,462)   (47,495)   (8,763)
                          -------  -------   -------     -------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........      --   (35,365)  (39,495)    (93,059)   (55,493)  (15,407)
                          -------  -------   -------     -------    -------   -------
Units outstanding at De-
 cember 31, 1999........      --    71,486   136,764      94,309    137,529   102,886
                          =======  =======   =======     =======    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                                             Variable Insurance
                                  Variable Insurance Products Fund            Products Fund II
                          ------------------------------------------------- --------------------
                            Money     High     Equity                         Asset
                           Market    Income    Income    Growth   Overseas   Manager  Contrafund
                          Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio
                          --------- --------- --------- --------- --------- --------- ----------
Units outstanding at De-
 cember 31, 1996........    73,394    53,819   478,350   320,102   315,896   405,585   283,121
                           -------   -------   -------   -------   -------   -------   -------
From capital transac-
 tions:
  Net premiums..........       --        --      8,841     6,684       600     3,583     9,027
  Loan interest.........      (523)      --       (237)     (259)     (114)     (180)     (173)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......       --        --       (749)     (139)      --     (5,411)      (94)
    Surrenders..........      (765)   (6,032)   (2,952)   (2,453)   (1,224)     (325)     (497)
    Loans...............    (1,169)     (238)   (4,978)  (12,995)   (6,601)   (3,524)   (6,225)
    Cost of insurance
     and administrative
     expenses...........      (526)     (432)   (6,220)   (8,445)   (2,771)   (3,562)   (3,816)
  Transfers (to) from
   the Guarantee Ac-
   count................       --        --      4,627     3,782     2,879     1,223     7,878
  Interfund transfers...   (70,411)  (47,117)   12,774     3,763   (65,198)   (2,171)   95,951
                           -------   -------   -------   -------   -------   -------   -------
Net increase (decrease)
 in units from capital
 transactions...........   (73,394)  (53,819)   11,106   (10,062)  (72,429)  (10,367)  102,051
                           -------   -------   -------   -------   -------   -------   -------
Units outstanding at De-
 cember 31, 1997........       --        --    489,456   310,040   243,467   395,218   385,172
                           -------   -------   -------   -------   -------   -------   -------
From capital transac-
 tions:
  Net premiums..........       --        --      4,258     1,424       799        92     7,384
  Loan interest.........       --        --       (318)     (483)      (64)     (276)     (287)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......       --        --     (1,780)     (685)   (1,283)   (1,619)   (1,038)
    Surrenders..........       --        --     (6,479)  (16,160)   (9,040)  (12,811)     (935)
    Loans...............       --        --    (11,737)  (15,030)   (3,925)   (9,503)   (3,564)
    Cost of insurance
     and administrative
     expenses...........       --        --     (4,890)   (3,495)   (1,986)   (3,990)   (3,917)
  Transfers (to) from
   the Guarantee Ac-
   count................       --        --      3,580     2,834      (363)    2,750     3,497
  Interfund transfers...       --        --     (5,896)   13,096    12,401     6,154    41,115
                           -------   -------   -------   -------   -------   -------   -------
Net increase (decrease)
 in units from capital
 transactions...........       --        --    (23,235)  (18,499)   (3,461)  (19,203)   42,255
                           -------   -------   -------   -------   -------   -------   -------
Units outstanding at De-
 cember 31, 1998........       --        --    466,221   291,541   240,006   376,015   427,427
                           -------   -------   -------   -------   -------   -------   -------
From capital transac-
 tions:
  Net premiums..........       --        --        839     3,218       754        84     2,850
  Loan interest.........       --        --       (355)     (326)      (99)     (301)     (344)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......       --        --        --        --       (885)      --       (948)
    Surrenders..........       --        --    (14,522)  (27,627)   (7,933)  (28,550)  (21,891)
    Loans...............       --        --     (6,257)   (3,276)   (4,471)   (2,115)   (6,131)
    Cost of insurance
     and administrative
     expenses...........       --        --     (4,198)   (2,672)   (1,663)   (3,578)   (4,071)
  Transfers (to) from
   the Guarantee Ac-
   count................       --        --     (3,506)      112        18     1,395       262
  Interfund transfers...       --        --    (37,767)   (9,026)  (64,727)  (27,162)  (30,229)
                           -------   -------   -------   -------   -------   -------   -------
Net increase (decrease)
 in units from capital
 transactions...........       --        --    (65,766)  (39,597)  (79,006)  (60,227)  (60,502)
                           -------   -------   -------   -------   -------   -------   -------
Units outstanding at De-
 cember 31, 1999........       --        --    400,455   251,944   161,000   315,788   366,925
                           =======   =======   =======   =======   =======   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products              Neuberger & Berman
                                   Fund III                     Advisers Management Trust
                          --------------------------------    ------------------------------
                           Growth &            Growth
                            Income          Opportunities     Balanced     Bond     Growth
                           Portfolio          Portfolio       Portfolio  Portfolio Portfolio
                          -------------    ---------------    ---------  --------- ---------
Units outstanding at De-
 cember 31, 1996........             --                 --     114,320     52,241    49,204
                           -------------      -------------   --------    -------   -------
From capital transac-
 tions:
  Net premiums..........           1,078              1,677        --         --        --
  Loan interest.........             --                 --         (36)      (192)      (49)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......             --                 --         --         --        --
    Surrenders..........             --                 --      (1,036)       --        --
    Loans...............             --                 --        (219)     4,440      (417)
    Cost of insurance
     and administrative
     expenses...........            (139)              (149)    (1,045)      (423)     (428)
  Transfers (to) from
   the Guarantee Ac-
   count................             --                 271        --         --        --
  Interfund transfers...          32,242             26,820   (111,984)   (56,066)  (48,310)
                           -------------      -------------   --------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........          33,181             28,619   (114,320)   (52,241)  (49,204)
                           -------------      -------------   --------    -------   -------
Units outstanding at De-
 cember 31, 1997........          33,181             28,619        --         --        --
                           -------------      -------------   --------    -------   -------
From capital transac-
 tions:
  Net premiums..........           1,845              2,945        --         --        --
  Loan interest.........             (31)               (10)       --         --        --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......             --                 --         --         --        --
    Surrenders..........             --                 --         --         --        --
    Loans...............            (252)               --         --         --        --
    Cost of insurance
     and administrative
     expenses...........            (609)              (383)       --         --        --
  Transfers (to) from
   the Guarantee Ac-
   count................           1,097                649        --         --        --
  Interfund transfers...          28,309             10,821        --         --        --
                           -------------      -------------   --------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........          30,359             14,022        --         --        --
                           -------------      -------------   --------    -------   -------
Units outstanding at De-
 cember 31, 1998........          63,540             42,641        --         --        --
                           -------------      -------------   --------    -------   -------
From capital transac-
 tions:
  Net premiums..........             837                 38        --         --        --
  Loan interest.........              (1)                (6)       --         --        --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......             --                 --         --         --        --
    Surrenders..........          (2,372)            (1,140)       --         --        --
    Loans...............            (661)               (64)       --         --        --
    Cost of insurance
     and administrative
     expenses...........          (1,112)              (549)       --         --        --
  Transfers (to) from
   the Guarantee Ac-
   count................             729                --         --         --        --
  Interfund transfers...          27,874             17,414        --         --        --
                           -------------      -------------   --------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........          25,294             15,693        --         --        --
                           -------------      -------------   --------    -------   -------
Units outstanding at De-
 cember 31, 1999........          88,834             58,334        --         --        --
                           =============      =============   ========    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                                                                          PBHG Insurance
                                                Federated Insurance Series      Alger American Fund     Series Fund, Inc.
                                               -----------------------------  ------------------------ --------------------
                                               American     High                  Small                PBHG Large   PBHG
                                               Leaders   Income Bond Utility  Capitalization  Growth   Cap Growth Growth II
                                               Fund II     Fund II   Fund II    Portfolio    Portfolio Portfolio  Portfolio
                                               --------  ----------- -------  -------------- --------- ---------- ---------
Units outstanding at December 31, 1996.......    1,606      50,680   17,985      111,215      125,545       --        --
                                               -------     -------   ------      -------      -------    ------    ------
From capital transactions:
  Loan interest..............................      --          (91)      (4)         --           (24)      --        --
  Transfers (to) from the general account of
   GE Life & Annuity:
    Death benefits...........................      --          --       --           --           --        --        --
    Surrenders...............................      --          --       --          (138)        (266)      --        --
    Loans....................................       16        (768)  (2,368)      (5,683)      (3,238)      --        --
    Cost of insurance and administrative
     expenses................................     (247)       (600)    (238)      (1,990)      (1,118)      (11)      (44)
  Transfers (to) from the Guarantee Account..      418         364      719        8,023        1,345       283       239
  Interfund transfers........................   26,797      95,909    7,319       16,471        7,897     2,446     8,006
                                               -------     -------   ------      -------      -------    ------    ------
Net increase (decrease) in units from capital
 transactions................................   34,250      97,733    5,428       26,536        5,852     2,718     8,640
                                               -------     -------   ------      -------      -------    ------    ------
Units outstanding at December 31, 1997.......   35,856     148,413   23,413      137,751      131,397     2,718     8,640
                                               -------     -------   ------      -------      -------    ------    ------
From capital transactions:
  Net premiums...............................    5,835       1,842    1,248        4,733        3,551        (1)      424
  Loan interest..............................      (14)        (27)     (48)         (35)         (66)      --         (7)
  Transfers (to) from the general account of
   GE Life & Annuity:
    Death benefits...........................      --          --       --        (1,209)      (1,398)      --        --
    Surrenders...............................      --          --       --        (6,320)      (3,136)      (82)      --
    Loans....................................     (779)       (954)  (1,114)       2,007       (4,993)      (18)      --
    Cost of insurance and administrative
     expenses................................     (675)       (936)    (330)      (1,753)      (1,998)      (54)     (133)
  Transfers (to) from the Guarantee Account..      971         392      --         2,095        2,530       --      2,947
  Interfund transfers........................   20,774     (74,663)   4,692      112,713       45,241      (201)      255
                                               -------     -------   ------      -------      -------    ------    ------
Net increase (decrease) in units from capital
 transactions................................   26,112     (74,346)   4,448      112,231       39,731      (356)    3,486
                                               -------     -------   ------      -------      -------    ------    ------
Units outstanding at December 31, 1998.......   61,968      74,067   27,861      249,982      171,128     2,362    12,126
                                               -------     -------   ------      -------      -------    ------    ------
From capital transactions:
  Net premiums...............................    3,371       1,529       (1)       3,927        2,689       433       264
  Loan interest..............................       (5)        (21)     (31)        (366)        (102)        2       (25)
  Transfers (to) from the general account of
   GE Life & Annuity:
    Death benefits...........................      --          --       --           --        (1,165)      --        --
    Surrenders...............................      --       (2,467)    (751)         --       (12,596)      --        --
    Loans....................................     (360)     (6,501)  (1,452)         288       (3,825)      (48)   (1,324)
    Cost of insurance and administrative
     expenses................................     (740)     (1,180)    (271)      (2,117)      (2,044)     (123)     (643)
  Transfers (to) from the Guarantee Account..      537         --       --           982           22       --        --
  Interfund transfers........................  (12,336)        557   (3,563)     (87,931)      59,998     9,061     4,386
                                               -------     -------   ------      -------      -------    ------    ------
Net increase (decrease) in units from capital
 transactions................................   (9,533)     (8,083)  (6,069)     (85,217)      42,977     9,325     2,658
                                               -------     -------   ------      -------      -------    ------    ------
Units outstanding at December 31, 1999.......   52,435      65,984   21,792      164,765      214,105    11,687    14,784
                                               =======     =======   ======      =======      =======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                                           Janus Aspen Series
                                              -----------------------------------------------------------------------------
                                              Aggressive           Worldwide           Flexible  International   Capital
                                                Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                                              Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                                              ---------- --------- --------- --------- --------- ------------- ------------
Units outstanding at December 31, 1996.....    129,703    190,622   319,680    51,766   14,100       33,423          --
                                               -------    -------   -------   -------   ------      -------      -------
From capital transactions:
  Net premiums.............................      4,146      6,158    19,120     2,260    1,522        4,872          --
  Loan interest............................         (5)       (37)      (53)       (3)      (2)        (135)         --
  Transfers (to) from the general account
   of GE Life & Annuity:
    Death benefits.........................        --         --        (99)      --       --           --           --
    Surrenders.............................        (22)      (692)     (308)     (171)     --           --           --
    Loans..................................     (4,697)    (6,214)   (4,281)    1,907   (2,130)        (812)         --
    Cost of insurance and administrative
     expenses..............................     (1,702)    (2,647)   (4,547)     (949)    (137)      (1,301)          (9)
  Transfers (to) from the Guarantee Account..    2,380      5,134     6,252     2,912      225        9,973          --
  Interfund transfers......................     34,709     67,507   104,621   183,798      215       84,860          959
                                               -------    -------   -------   -------   ------      -------      -------
Net increase (decrease) in units from
 capital transactions......................     34,809     69,209   120,705   189,754     (307)      97,457          950
                                               -------    -------   -------   -------   ------      -------      -------
Units outstanding at December 31, 1997.....    164,512    259,831   440,385   241,520   13,793      130,880          950
                                               -------    -------   -------   -------   ------      -------      -------
From capital transactions:
  Net premiums.............................      2,149      3,907    11,534     1,293      409        2,672          867
  Loan interest............................       (102)      (332)     (131)     (259)     (25)         (46)         --
  Transfers (to) from the general account
   of GE Life & Annuity:
    Death benefits.........................        --         --     (2,881)   (1,183)     --          (863)         --
    Surrenders.............................       (470)    (6,229)   (4,378)     (338)  (4,063)      (4,468)         --
    Loans..................................     (1,267)    (9,616)   (4,057)   (4,970)   1,652          334       (2,698)
    Cost of insurance and administrative
     expenses..............................     (1,289)    (3,337)   (4,595)   (2,749)    (287)      (1,797)        (597)
  Transfers (to) from the Guarantee Account..      425      1,109      (540)    2,947        7        5,745          --
  Interfund transfers......................    (40,437)    18,470    36,057    25,041   20,985       60,164       48,939
                                               -------    -------   -------   -------   ------      -------      -------
Net increase (decrease) in units from
 capital transactions......................    (40,991)     3,972    31,009    19,782   18,678       61,741       46,511
                                               -------    -------   -------   -------   ------      -------      -------
Units outstanding at December 31, 1998.....    123,521    263,803   471,394   261,302   32,471      192,621       47,461
                                               -------    -------   -------   -------   ------      -------      -------
From capital transactions:
  Net premiums.............................        951      3,045   (14,576)    1,734      727        1,178        3,576
  Loan interest............................       (122)      (294)      445      (319)      (3)         123          (56)
  Transfers (to) from the general account
   of GE Life & Annuity:
    Death benefits.........................        --        (856)    1,883    (1,042)     --           --           --
    Surrenders.............................     (4,770)   (12,134)   24,665   (16,600)     --          (810)      (2,035)
    Loans..................................     (3,253)    (4,155)    6,992   (14,729)     190         (445)        (389)
    Cost of insurance and administrative
     expenses..............................     (1,672)    (2,652)   10,281    (2,424)    (310)      (1,582)      (1,386)
  Transfers (to) from the Guarantee Account..      --         130    (2,893)      629      --           --           --
  Interfund transfers......................     96,474     46,586   (21,666)   56,360   (6,244)     (56,821)      66,036
                                               -------    -------   -------   -------   ------      -------      -------
Net increase (decrease) in units from
 capital transactions......................     87,608     29,670     5,131    23,609   (5,640)     (58,357)      65,746
                                               -------    -------   -------   -------   ------      -------      -------
Units outstanding at December 31, 1999.....    211,129    293,473   476,525   284,911   26,831      134,264      113,207
                                               =======    =======   =======   =======   ======      =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                Goldman Sachs
                                                  Variable      Salomon Brothers
                                                  Insurance     Variable Series
                                                    Trust          Fund Inc.
                                                --------------  ----------------
                                                Growth   Mid
                                                 and     Cap              Total
                                                Income  Value   Strategic Return
                                                 Fund    Fund   Bond Fund  Fund
                                                ------  ------  --------- ------
Units outstanding at December 31, 1996.........   --       --       --     --
                                                -----   ------   ------    ---
From capital transactions:
  Net premiums.................................   --       --       --     --
  Loan interest................................   --       --       --     --
  Transfers (to) from the general account of GE
   Life & Annuity:
    Death benefits.............................   --       --       --     --
    Surrenders.................................   --       --       --     --
    Loans......................................   --       --       --     --
    Cost of insurance and administrative ex-
     penses....................................   --       --       --     --
  Transfers (to) from the Guarantee Account....   --       --       --     --
  Interfund transfers..........................   --       --       --     --
                                                -----   ------   ------    ---
Net increase (decrease) in units from capital
 transactions..................................   --       --       --     --
                                                -----   ------   ------    ---
Units outstanding at December 31, 1997.........   --       --       --     --
                                                -----   ------   ------    ---
From capital transactions:
  Net premiums.................................   --       --       --     --
  Loan interest................................   --       --       --     --
  Transfers (to) from the general account of GE
   Life & Annuity:
    Death benefits.............................   --       --       --     --
    Surrenders.................................   --       --       --     --
    Loans......................................   --       --       --     --
    Cost of insurance and administrative ex-
     penses....................................   --       (33)     --     --
  Transfers (to) from the Guarantee Account....   --       --       --     --
  Interfund transfers..........................   598    9,410      --     --
                                                -----   ------   ------    ---
Net increase (decrease) in units from capital
 transactions..................................   598    9,377      --     --
                                                -----   ------   ------    ---
Units outstanding at December 31, 1998.........   598    9,377      --     --
                                                -----   ------   ------    ---
From capital transactions:
  Net premiums.................................   131    2,015      --     --
  Loan interest................................    (9)     256       19    --
  Transfers (to) from the general account of GE
   Life & Annuity:
    Death benefits.............................   --       --       --     --
    Surrenders.................................   --       --       --     --
    Loans......................................   --       --       940    (12)
    Cost of insurance and administrative ex-
     penses....................................   (52)    (803)    (203)    (6)
  Transfers (to) from the Guarantee Account....   --     6,364      --     --
  Interfund transfers.......................... 6,777   11,931    9,347    624
                                                -----   ------   ------    ---
Net increase (decrease) in units from capital
 transactions.................................. 6,847   19,763   10,103    606
                                                -----   ------   ------    ---
Units outstanding at December 31, 1999......... 7,445   29,140   10,103    606
                                                =====   ======   ======    ===

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999




 (c) Federal Income Taxes

   The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

   Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

   The premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

   A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to GE Life & Annuity for the cost of insurance. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes. This M&E charge is deducted daily and equals the effective annual rate of .90% of the net assets of the Account. GE Life & Annuity also charges the Account for certain administrative charges which are deducted daily at the effective annual rate of .40% of the net assets of the Account.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

   Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity.

   GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Value Equity and Premier Growth Equity Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

   Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report


The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion of these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.

                                 /s/ KPMG LLP

Richmond, Virginia
January 21, 2000

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                              December 31,
                                                           --------------------
                                                             1999       1998
                                                           ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value....... $ 8,033.7  $ 7,022.8
 Equity securities available-for-sale, at fair value:
  Common stocks...........................................       9.2        6.1
  Preferred stocks, non-redeemable........................      23.9       48.3
 Investment in subsidiary.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $23.3 and
  $20.9 at December 31, 1999 and 1998, respectively.......     810.5      745.8
 Policy loans.............................................      58.5      204.4
 Real estate owned........................................       2.5        2.5
 Other invested assets....................................     141.5      130.8
                                                           ---------  ---------
  Total investments.......................................   9,082.4    8,163.3
                                                           ---------  ---------
Cash......................................................      21.2       11.1
Accrued investment income.................................     190.2      141.5
Deferred acquisition costs................................     482.5      282.8
Intangible assets.........................................     472.8      458.3
Reinsurance recoverable...................................      72.4       68.9
Deferred income tax asset.................................     120.3       42.1
Other assets..............................................     269.7       64.2
Separate account assets...................................   9,245.8    5,528.7
                                                           ---------  ---------
  Total Assets............................................ $19,957.3  $14,760.9
                                                           =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits..................... $ 9,063.0  $ 7,538.1
 Liability for policy and contract claims.................     110.7      154.2
 Other policyholder liabilities...........................     138.8      118.9
 Accounts payable and accrued expenses....................     193.3      127.2
 Separate account liabilities.............................   9,245.8    5,528.7
                                                           ---------  ---------
  Total liabilities.......................................  18,751.6   13,467.1
                                                           ---------  ---------
Shareholders' interest:
 Net unrealized investment gains (losses).................    (134.2)      57.8
                                                           ---------  ---------
 Accumulated non-owner changes in equity..................    (134.2)      57.8
 Preferred stock, Series A ($1,000 par value, $1,000 re-
  demption and liquidation value, 200,000 shares autho-
  rized, 120,000 shares issued and outstanding)...........     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized, 25,651
  shares issued and outstanding in 1999; 7,010 issued and
  outstanding, 18,641 declared but not issued in 1998)....      25.6       25.6
 Additional paid-in capital...............................   1,050.7    1,050.1
 Retained earnings........................................     143.6       40.3
                                                           ---------  ---------
  Total shareholders' interest............................   1,205.7    1,293.8
                                                           ---------  ---------
  Total Liabilities and Shareholders' Interest............ $19,957.3  $14,760.9
                                                           =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    ---------------------------
                                                      1999     1998     1997
                                                    --------  -------- --------
Revenues:
 Net investment income............................. $  638.2  $ 574.7  $ 562.7
 Net realized investment gains.....................     12.0     29.6     19.0
 Premiums..........................................    123.9    123.1    171.8
 Cost of insurance.................................    129.0    128.5    127.2
 Variable product fees.............................     90.2     60.8     44.4
 Other income......................................     24.6     22.3     23.7
                                                    --------  -------  -------
  Total revenues...................................  1,017.9    939.0    948.8
                                                    --------  -------  -------
Benefits and expenses:
 Interest credited.................................    440.8    378.4    373.7
 Benefits and other changes in policy reserves.....    214.7    178.4    217.2
 Commissions.......................................    192.1    112.8    139.1
 General expenses..................................    124.7    111.0     92.2
 Amortization of intangibles, net..................     58.3     64.8     69.7
 Change in deferred acquisition costs, net.........   (179.1)   (74.7)  (112.6)
 Interest expense..................................      1.9      2.2      --
                                                    --------  -------  -------
  Total benefits and expenses......................    853.4    772.9    779.3
                                                    --------  -------  -------
  Income before income taxes and cumulative effect
   of accounting change............................    164.5    166.1    169.5
Provision for income taxes.........................     56.6     60.3     62.1
                                                    --------  -------  -------
  Income before cumulative effect of accounting
   change..........................................    107.9    105.8    107.4
                                                    --------  -------  -------
Cumulative effect of accounting change, net of
 tax...............................................      5.0      --       --
                                                    --------  -------  -------
  Net Income....................................... $  112.9  $ 105.8  $ 107.4
                                                    ========  =======  =======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               CONSOLIDATED STATEMENTS OF SHAREHOLDERS' INTEREST
                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner               Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings   Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- -------- -------------
Balances at December 31,
 1996...................      --    --    7,010   7.0      --     --     1,060.6       25.8       85.7     1,179.1
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       107.4       107.4
 Net unrealized gains on
  investment securities
  (a)...................      --    --      --    --       --     --         --        61.9        --         61.9
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     169.3
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (2.2)       --         --         (2.2)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1997...................      --    --    7,010   7.0      --     --     1,058.4       87.7      193.1     1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       105.8       105.8
 Net unrealized losses
  on investment securi-
  ties (a)..............      --    --      --    --       --     --         --       (29.9)       --        (29.9)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                      75.9
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --      (120.0)     (120.0)
Preferred stock divi-
 dend...................  120,000 120.0     --    --       --     --         --         --      (120.0)        --
Common stock dividend
 declared but not is-
 sued...................      --    --      --    --    18,641   18.6        --         --       (18.6)        --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (8.3)       --         --         (8.3)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1998...................  120,000 120.0   7,010   7.0   18,641   18.6    1,050.1       57.8       40.3     1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       112.9       112.9
 Net unrealized losses
  on investment securi-
  ties (a)..............      --    --      --    --       --     --         --      (192.0)       --       (192.0)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     (79.1)
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --        (9.6)       (9.6)
Common stock issued.....      --    --   18,641  18.6  (18,641) (18.6)       --         --         --          --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --         0.6        --         --          0.6
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1999...................  120,000 120.0  25,651  25.6      --     --     1,050.7     (134.2)     143.6     1,205.7
                          ======= =====  ======  ====  =======  =====    =======     ======     ======     =======

-------
(a) Presented net of deferred taxes of $72.2, $(31.1) and $(47.2) in 1999, 1998, and 1997, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   112.9  $   105.8  $   107.4
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (169.5)    (171.6)    (170.7)
  Increase in future policy benefits..........     565.5      440.6      461.2
  Net realized investment gains...............     (12.0)     (29.6)     (19.0)
  Amortization of investment premiums and dis-
   counts.....................................      (1.3)      (1.3)       4.7
  Amortization of intangibles.................      58.3       64.8       69.7
  Deferred income tax expense (benefit).......      25.0       29.5       (9.6)
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (48.6)       1.5       (5.7)
    Deferred acquisition costs................    (179.1)     (74.7)    (112.6)
    Other assets, net.........................    (200.1)     (30.3)     (14.3)
   Increase (decrease) in:
    Policy and contract claims................     (43.4)      18.0       36.4
    Other policyholder liabilities............      20.0        2.5       (0.4)
    Accounts payable and accrued expenses.....      73.8       19.6     (113.3)
                                               ---------  ---------  ---------
     Total adjustments........................      88.6      269.0      126.4
                                               ---------  ---------  ---------
     Net cash provided by operating activi-
      ties....................................     201.5      374.8      233.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,702.2    2,238.0      992.3
 Principal collected on mortgage loans........     103.3      138.3       91.8
 Proceeds collected from securitization.......     145.1        --         --
 Purchase of investment securities and other
  invested assets.............................  (3,086.2)  (2,685.4)  (1,232.6)
 Mortgage loans originations and increase in
  policy loans................................    (170.4)    (212.3)    (121.5)
                                               ---------  ---------  ---------
     Net cash used in investing activities....  (1,306.0)    (521.4)    (270.0)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issuance of investment con-
  tracts......................................   4,717.6    2,280.0    1,961.9
 Redemption and benefit payments on investment
  contracts...................................  (3,593.4)  (2,016.2)  (1,973.4)
 Cash dividend to shareholders................      (9.6)    (120.0)       --
                                               ---------  ---------  ---------
     Net cash provided by (used in) financing
      activities..............................   1,114.6      143.8      (11.5)
                                               ---------  ---------  ---------
     Net increase (decrease) in cash and
      equivalents.............................      10.1       (2.8)     (47.7)
Cash and cash equivalents at beginning of
 year.........................................      11.1       13.9       61.6
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    21.2  $    11.1  $    13.9
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interests. Accordingly, the GELAAC consolidated financial statements have been restated for the years ended December 31, 1998 and 1997 as if Harvest had been a part of LOV as of January 1, 1997.

   The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is a wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

   The accompanying consolidated financial statements have been prepared on the basis of generally accepted accounting principles ("GAAP") for insurance companies, which vary in several respects from accounting practices prescribed or permitted by the Insurance Commissioner of the state where the Company is domiciled. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

   The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

   The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, ordinary and group), (iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

   The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

   Approximately 17%, 20% and 27% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 17%, 27% and 13% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the Mid-Atlantic region of the United States.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(1) Summary of Significant Accounting Policies -- Continued

   Although the Company markets its products through numerous distributors, approximately 28%, 20% and 19% of the Company's sales in 1999, 1998, and 1997, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

 (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

   The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities, and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for fixed maturities and equity securities is based on individual quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features and maturity of the investments, as applicable.

   Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a separate component of accumulated non-owner changes in equity in the consolidated statements of shareholders' interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Realized gains and losses are accounted for on the specific identification method.

   Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are accounted for under the equity method of accounting. Real estate is carried generally at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

   Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

   Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

   Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, certain solicitation and printing costs, and certain support costs such as underwriting and policy issue expenses. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current or estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

 (k) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

   The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

   The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 1999, approximately $44.3 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

   As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

   The Company uses interest rate floors primarily to minimize risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

   Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedges items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

(2) Investments

 (a) General

   The sources of investment income of the Company for the years ended December 31, were as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Fixed maturities..................................... $560.1  $489.8  $477.2
   Equity securities....................................    --      4.9     7.3
   Mortgage loans.......................................   66.9    64.2    61.0
   Policy loans.........................................   14.0    14.4    13.7
   Other investments....................................    2.5     6.7     9.0
                                                         ------  ------  ------
   Gross investment income..............................  643.5   580.0   568.2
   Investment expenses..................................   (5.3)   (5.3)   (5.5)
                                                         ------  ------  ------
   Net investment income................................ $638.2  $574.7  $562.7
                                                         ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

   For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        1999     1998     1997
                                                       ------  --------  ------
   Sales proceeds..................................... $590.3  $1,330.0  $483.6
                                                       ======  ========  ======
   Gross realized investment:
    Gains.............................................   28.6      43.8    24.5
    Losses............................................  (16.6)    (14.2)   (5.5)
                                                       ------  --------  ------
   Net realized investment gains...................... $ 12.0  $   29.6  $ 19.0
                                                       ======  ========  ======

   The additional proceeds from the investments presented in the consolidated statements of cash flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                       1999     1998    1997
                                                      -------  ------  ------
Net unrealized gains/(losses) on available-for-sale
 investment securities and other invested assets
 before adjustments:
 Fixed maturities.................................... $(245.0) $138.2  $192.2
 Equity securities...................................    (0.4)    5.5    14.6
 Other invested assets...............................    (4.1)    2.3     6.4
                                                      -------  ------  ------
  Subtotal...........................................  (249.5)  146.0   213.2
                                                      -------  ------  ------
Adjustments to the present value of future profits
 and deferred acquisition costs                          43.1   (57.1)  (78.3)
Deferred income taxes................................    72.2   (31.1)  (47.2)
                                                      -------  ------  ------
  Net unrealized gains/(losses)...................... $(134.2) $ 57.8  $ 87.7
                                                      =======  ======  ======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1999                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $    9.8    $ 0.1     $  (0.2)  $    9.7
State and municipal..................       1.5      --          --         1.5
Non-U.S. government..................       3.0      --         (0.2)       2.8
U.S. corporate.......................   4,936.3     21.4      (227.6)   4,730.1
Non-U.S. corporate...................     624.6      8.1       (17.8)     614.9
Mortgage-backed......................   1,696.5     16.9       (27.4)   1,686.0
Asset-backed.........................   1,007.0      1.5       (19.8)     988.7
                                       --------    -----     -------   --------
  Total fixed maturities.............   8,278.7     48.0      (293.0)   8,033.7
Common stocks and non-redeemable
 preferred stocks....................      33.5      1.3        (1.7)      33.1
                                       --------    -----     -------   --------
Total available-for-sale securities..  $8,312.2    $49.3     $(294.7)  $8,066.8
                                       ========    =====     =======   ========


             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1998                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturites:
U.S. government and agency...........  $   66.3    $  2.2     $ (0.1)  $   68.4
State and municipal..................       1.6       0.4        --         2.0
Non-U.S. government..................       3.0       --        (0.4)       2.6
U.S. corporate.......................   4,223.8     142.2      (54.6)   4,311.4
Non-U.S. corporate...................     314.3       6.4       (9.0)     311.7
Mortgage-backed......................   1,665.0        58         (9)   1,714.0
Asset-backed.........................     610.6       7.8       (5.7)     612.7
                                       --------    ------     ------   --------
  Total fixed maturities.............   6,884.6     217.0      (78.8)   7,022.8
Common stocks and non-redeemable
 preferred stocks....................      48.9       5.8       (0.3)      54.4
                                       --------    ------     ------   --------
Total available-for-sale securities..  $6,933.5    $222.8     $(79.1)  $7,077.2
                                       ========    ======     ======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 1999 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  332.4  $  329.7
   Due one year through five years..........................  2,222.5   2,170.0
   Due five years through ten years.........................  1,663.2   1,565.5
   Due after ten years......................................  1,357.1   1,293.8
                                                             --------  --------
     Subtotals..............................................  5,575.2   5,359.0
   Mortgage-backed securities...............................  1,696.5   1,686.0
   Asset-backed securities..................................  1,007.0     988.7
                                                             --------  --------
     Totals................................................. $8,278.7  $8,033.7
                                                             ========  ========

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.9 and $10.8 as of December 31, 1999 and 1998, respectively.

   As of December 31, 1999, approximately 26.1% and 16.1% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 1999 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

   The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                     1999             1998
                                               ---------------- ----------------
                                                 Fair             Fair
                                                value   Percent  value   Percent
                                               -------- ------- -------- -------
   Agencies and treasuries.................... $  284.7    3.5% $  536.0    7.6%
   AAA/Aaa....................................  2,080.7   25.9   1,696.1   24.2
   AA/Aa......................................    461.7    5.7     415.2    5.9
   A/A........................................  1,807.5   22.5   1,388.8   19.8
   BBB/Baa....................................  2,078.2   25.9   1,980.8   28.2
   BB/Ba......................................    368.2    4.6     401.5    5.7
   B/B........................................    191.6    2.4     188.5    2.7
   CCC/Ca.....................................      0.7    0.0       --     --
   CC/Ca......................................      0.1    0.0       --     --
   Not rated..................................    760.3    9.5     415.9    5.9
                                               --------  -----  --------  -----
   Totals..................................... $8,033.7  100.0% $7,022.8  100.0%
                                               ========  =====  ========  =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 1999 and 1998, there were fixed maturities in default with a fair value of $1.0 and $4.5, respectively.

 (b) Mortgage and Real Estate Portfolio

   The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

   Geographic distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.0%     100.0%
   Pacific.................................................   26.0        --
   East North Central......................................   15.0        --
   West South Central......................................   10.0        --
   Mountain................................................    5.0        --
   Other...................................................   14.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(2) Investments -- Continued

   Type distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   22.0%       -- %
   Retail..................................................   30.0      100.0
   Industrial..............................................   23.0        --
   Apartments..............................................   15.0        --
   Other...................................................   10.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

   "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

   Under these principles, the Company has two types of "impaired" loans as of December 31, 1999 and 1998: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($12.5 and $11.3, respectively). There was no allowance for losses on these loans as of December 31, 1999 or 1998. Average investment in impaired loans during 1999, 1998 and 1997 was $15.0, $20.0 and $23.0 and interest income earned on these loans while they were considered impaired was $2.6, $1.8 and $2.0 for the years ended 1999, 1998 and 1997, respectively.

   The following table shows the activity in the allowance for losses during the years ended December 31:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Balance on January 1...................................... $20.9 $17.7 $21.0
   Provision charged to operations...........................   1.6   1.5   1.4
   Amounts written off, net of recoveries....................   0.8   1.7  (4.7)
                                                              ----- ----- -----
   Balance at December 31.................................... $23.3 $20.9 $17.7
                                                              ===== ===== =====

   The allowance for losses on mortgage loans at December 31, 1999 and 1998 represented 2.8% and 2.7% of gross mortgage loans, respectively.

   The Company had $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 1999 and 1998 respectively.

(3) Deferred Acquisition Costs

   Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $296.1  $221.4  $108.8
   Costs deferred.....................................  218.9   107.0   130.6
   Amortization, net..................................  (39.8)  (32.3)  (18.0)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  475.2   296.1   221.4
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3   (13.3)  (14.8)
                                                       ------  ------  ------
   Balance at December 31............................. $482.5  $282.8  $206.6
                                                       ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(4) Intangibles

 (a) Present Value of Future Profits

   PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

   The components of PVFP are as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $367.0  $426.9  $487.9
   Interest accreted at 7.19%, 6.25% and 6.75% for
    1999, 1998, and 1997, respectively................   21.9    24.0    28.4
   Amortization.......................................  (74.1)  (83.9)  (89.4)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  314.8   367.0   426.9
   Cumulative effect of net unrealized investment
    (gains) losses....................................   35.8   (43.8)  (63.5)
                                                       ------  ------  ------
   Balance at December 31............................. $350.6  $323.2  $363.4
                                                       ======  ======  ======

   The estimated percentage of the December 31, 1999 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

              2000................................... 14.7%
              2001................................... 12.4
              2002................................... 10.2
              2003...................................  8.5
              2004...................................  7.2

 (b) Goodwill

   Goodwill represents the excess of purchase price over the fair value of the assets acquired, less the fair value of the liabilities assumed which has been pushed-down to the consolidated financial statements by the Company's parent. Adjustments to the purchase price related to pre-acquisition contingencies are recorded as adjustments to goodwill in the period in which they are resolved.

   At December 31, 1999 and 1998, total unamortized goodwill was $121.4 and $134.2, respectively, which is shown net of accumulated amortization and adjustments of $36.1 and $50.9 for the years ended December 31, 1999 and 1998, respectively. Goodwill amortization was $6.0, $4.9, and $8.7 for the years ending December 31, 1999, 1998 and 1997, respectively. Adjustments to goodwill totaled ($6.8), ($27.6) and ($1.9) for the years ending December 31, 1999, 1998 and 1997, respectively.

(5) Reinsurance and Claim Reserves

   GELAAC is involved in both the cession and assumption of reinsurance with other companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(5) Reinsurance and Claim Reserves -- Continued

Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

   A summary of reinsurance activity is as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Direct............................................... $348.0  $427.5  $412.7
   Assumed..............................................   17.9    19.2    20.7
   Ceded................................................ (113.0) (195.1) (134.4)
                                                         ------  ------  ------
   Net premiums earned.................................. $252.9  $251.6  $299.0
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      7%      8%      7%
                                                         ======  ======  ======

   Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

   During 1998 and 1997, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998 and 1997, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

   Incurred losses and loss adjustment expenses are net of reinsurance of $68.2, $112.4 and $85.6 for the years ended December 31, 1999, 1998 and 1997, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(6) Future Annuity and Contract Benefits -- Continued

   The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                 December 31,
                              Withdrawal     Morbidity  Interest Rate -----------------
                              Assumption     Assumption  Assumption     1999     1998
                          ------------------ ---------- ------------- -------- --------
Investment Contracts....         N/A            N/A          N/A      $6,891.1 $5,416.2
Limited-payment
 Contracts..............         None            (a)       4.0-9.3%       16.3     14.4
Traditional life
 insurance contracts....  Company Experience     (b)         7.1%        380.8    381.5
Universal life-type
 contracts..............         N/A            N/A          N/A       1,730.2  1,684.7
Accident & Health.......  Company Experience     (c)       3.5-7.5%       44.6     41.3
                                                                      -------- --------
Total future annuity and
 contract benefits......                                              $9,063.0 $7,538.1
                                                                      ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table and 1964 modified and 1987 Commissioner's Disability Tables.

(7) Income Taxes

   GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. As such the Company is not at risk for income taxes nor entitled to recoveries related to post-acquisition periods.

   The total provision for income taxes at December 31, consisted of the following components:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Current federal income tax provision ..................... $29.3 $29.2 $69.1
   Deferred federal income tax provision (benefit)...........  24.9  28.7  (9.5)
                                                              ----- ----- -----
     Subtotal-federal provision..............................  54.2  57.9  59.6
   Current state income tax provision .......................   2.3   1.6   2.6
   Deferred state income tax provision (benefit).............   0.1   0.8  (0.1)
                                                              ----- ----- -----
     Subtotal-state provision................................   2.4   2.4   2.5
                                                              ----- ----- -----
     Total income tax provision.............................. $56.6 $60.3 $62.1
                                                              ===== ===== =====

   The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               1999  1998  1997
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.7
   Dividends received deduction............................... (1.1) (0.2)  --
   Other, net................................................. (1.2)  --   (0.5)
                                                               ----  ----  ----
     Effective rate........................................... 34.4% 36.3% 36.7%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(7) Income Taxes -- Continued

   The components of the net deferred income tax asset at December 31 are as follows:

                                                                   1999   1998
                                                                  ------ ------
   Assets:
    Insurance reserve amounts.................................... $149.0 $159.5
    Investments..................................................   10.7    --
    Net unrealized investment losses on investment securities....   72.2    --
    Other........................................................   22.2    7.7
                                                                  ------ ------
     Total deferred tax assets...................................  254.1  167.2
                                                                  ------ ------
   Liabilities:
    Net unrealized investment gains on investment securities.....    --    31.1
    Investments..................................................    --    15.9
    Present value of future profits..............................   59.6   67.1
    Deferred acquisition costs...................................   74.2   11.0
                                                                  ------ ------
     Total deferred tax liabilities..............................  133.8  125.1
                                                                  ------ ------
     Net deferred income tax asset............................... $120.3 $ 42.1
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company paid $41.8, $25.6 and $70.6, for federal and state income taxes for the years ended December 31, 1999, 1998 and 1997, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $14.8, $11.5 and $11.9 for the years ended December 31, 1999, 1998 and 1997, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $45.1, $19.1 and $4.6, for the years ended December 31, 1999, 1998 and 1997, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.9 and $2.2 with no outstanding borrowings at December 31, 1999 and $64.3 outstanding at December 31, 1998.

   During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 1999 and 1998, totaled $30.8 and $75.9, respectively.

 (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(9) Commitments and Contingencies -- Continued

   There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.1, $3.1, and $4.6 to various state guaranty associations during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, accounts payable and accrued expenses include $4.1 and $17.8, respectively, related to estimated future payments.

(c) Litigation

   The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

   The Company has no derivative financial instruments as of December 31, 1999 and 1998 other than mortgage loan commitments of $53.0 and $83.8 and interest rate floors of $13.9 and $17.2, respectively. The notional value of the interest rate floors at December 31, 1999 and 1998, was $1,800 and the floors expire from September 2003 to October 2003.

   The fair values of financial instruments presented in the applicable notes to the Company's consolidated financial statements are estimates of the fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

   Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 1999 and 1998.

   At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                  1999              1998
                                            ----------------- -----------------
                                            Carrying   Fair   Carrying   Fair
                                             amount   value    amount   value
                                            -------- -------- -------- --------
   Mortgage loans.......................... $  810.5 $  819.4 $  745.8 $  828.3
   Investment type insurance contracts.....  6,891.1  6,849.8  5,416.2  5,441.8
   Interest rate floors....................     13.9      1.2     17.2     12.5

   The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

   The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(11) Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. The maximum dividend payout which may be made without prior approval in 2000 is $54.2.

   On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

   At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            1999   1998   1997
                                                           ------ ------ ------
   Statutory net income................................... $ 70.8 $ 70.1 $ 80.9
   Statutory capital and surplus.......................... $542.5 $577.5 $600.0

   The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 1999 and 1998, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 1999, 1998 and 1997
             (Dollar amounts in millions, except per share amounts)


(13) Operating Segment Information -- Continued

   The following is a summary of industry segment activity for 1999, 1998 and 1997:

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1999 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   634.2       $  4.0      $   638.2
Net realized investment gains........        12.0          --            12.0
Premiums.............................        67.8         56.1          123.9
Other revenues.......................       243.6          0.2          243.8
                                        ---------       ------      ---------
  Total revenues.....................       957.6         60.3        1,017.9
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5          655.5
Commissions..........................       179.7         12.4          192.1
Amortization of intangibles..........        56.2          2.1           58.3
Other operating costs and expenses...       (55.1)         2.6          (52.5)
                                        ---------       ------      ---------
  Total benefits and expenses........       797.8         55.6          853.4
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   159.8       $  4.7      $   164.5
                                        =========       ======      =========
Total Assets.........................   $19,774.2       $183.1      $19,957.3
                                        =========       ======      =========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1998 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   569.4       $  5.3      $   574.7
Net realized investment gains........        29.6          --            29.6
Premiums.............................       101.4         21.7          123.1
Other revenues.......................       211.1          0.5          211.6
                                        ---------       ------      ---------
  Total revenues.....................       911.5         27.5          939.0
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       560.7         (3.9)         556.8
Commissions..........................       106.2          6.6          112.8
Amortization of intangibles..........        55.1          9.7           64.8
Other operating costs and expenses...        26.0         12.5           38.5
                                        ---------       ------      ---------
  Total benefits and expenses........       748.0         24.9          772.9
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   163.5       $  2.6      $   166.1
                                        =========       ======      =========
Total Assets.........................   $14,661.1       $ 99.8      $14,760.9
                                        =========       ======      =========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1997 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   555.7       $  7.0      $   562.7
Net realized investment gains........        19.0          --            19.0
Premiums.............................       105.6         66.2          171.8
Other revenues.......................       195.1          0.2          195.3
                                        ---------       ------      ---------
  Total revenues.....................       875.4         73.4          948.8
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       548.4         42.5          590.9
Commissions..........................       125.2         13.9          139.1
Amortization of intangibles..........        66.6          3.1           69.7
Other operating costs and expenses...       (24.5)         4.1          (20.4)
                                        ---------       ------      ---------
  Total benefits and expenses........       715.7         63.6          779.3
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   159.7       $  9.8      $   169.5
                                        =========       ======      =========
Total Assets.........................   $12,699.0       $ 47.9      $12,746.9
                                        =========       ======      =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(14) Accounting Pronouncements Not Yet Adopted

   The Financial Accounting Standards Board ("FASB") has issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities (Statement No. 133), effective for GELAAC on January 1, 2001 (as amended by Statement of Financial Accounting Standards No. 137, Deferral of the Effective Date of Statement No. 133.) Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value, and changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Changes in the values of derivatives meeting these hedging criteria will ultimately offset related earnings effects of the hedged items; effects of qualifying changes in fair value are to be recorded in equity pending recognition in earnings. Certain significant refinements and interpretations of Statement 133 are being deliberated by the FASB, and the effects on accounting for GELAAC financial instruments will depend to some degree on the results of such deliberations. Management has not determined the total probable effects of adopting Statement 133, and does not believe that an estimate of such effects would be meaningful at this time.

(15) Cumulative Effect of Accounting Change

   The American Institute of Certified Public Accountants has issued Statement of Position ("SOP") No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize (1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

   Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle resulting in an increase to net income of $5 (net of income taxes of $2.8).